File No. 333-05848

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☒	Post Effective Amendment Number 25

And/or

☒	Registration Statement Under the Investment Company Act of 1940

☒	Amendment No. 26

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Jorden Burt LLP

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2013 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contracts

Top Explorer

Ohio National Variable Account A

The Ohio National Life Insurance Company

One Financial Way Montgomery, Ohio 45242 1-800-366-6654

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your variable annuity contract. However, the terms and conditions of your contract, and any riders, supplements or endorsements prevail over what may be described in this prospectus.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

•

annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified plans.

Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.

The minimum purchase payment is $100. You may make additional payments at any time. We may limit your purchase payment to $1,500,000.

You may direct the allocation of your purchase payment to one or more (but we may limit you to not more than 18 variable) investment options of Ohio National Variable Account A (“VAA”). VAA is separate account of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAA is invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AIM Variable Insurance Funds, Calvert Variable Series Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, J.P. Morgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds, Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract’s value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge of up to 7% of the amount withdrawn. After the first year, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

May 1, 2013

Form V-4826-E	1

You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).

This contract is not currently available for new issue.

This prospectus also contains information regarding other variable annuity contract previously issued by The Ohio National Life Insurance Company. If you are a contract owner of one of the previous contracts, we are sending this prospectus to you in order to comply with our obligation to provide you with a current prospectus for your variable annuity.

Keep this prospectus for future reference. It sets forth the information about VAA, and the variable annuity contracts that you should know before investing. Additional information about VAA has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2013. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio (small cap growth)	(Neuberger Berman Management, LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.
Calvert Variable Series, Inc.
Calvert VP SRI Equity Portfolio	Calvert Investment Management, Inc.
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth) (Service Shares) Federated Managed Volatility Fund II	Federated Equity Management Company of Pennsylvania (Federated Investment Management Company)
Fidelity® Variable Insurance Products Fund (Service Class 2)
Fidelity® VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
Fidelity® VIP MidCap Portfolio	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio	Fidelity Management & Research Company
Fidelity® VIP Equity-Income Portfolio	Fidelity Management & Research Company
Fidelity® VIP Real Estate Portfolio	Fidelity Management & Research Company
Fidelity® VIP Target Volatility Portfolio	Strategic Advisers, Inc.

Form V-4826-E	3

Franklin Templeton Variable Insurance Products Trust (Class 4 Shares)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC
Franklin Templeton VIP Founding Funds Allocation Fund(1)	Franklin Templeton Services, LLC(2)
Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Structured(sm) U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Markets Navigator Fund	Goldman Sachs Asset Management, L.P.
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)
Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Global Research Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC
INTECH U.S. Low Volatility Portfolio	Janus Capital Management LLC
J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Multi-Asset Targeted Volatility Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable All Cap Value Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Equity Income Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(ClearBridge Investments, LLC) (Legg Mason Global Asset Allocation, LLC and Western Asset Management Company)
MFS® Variable Insurance Trust(sm) (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company

Form V-4826-E	4

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Management, LLC
Northern Lights Variable Trust (Class 2 shares)
TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman, Inc.)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman, Inc.)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman, Inc.)
PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1)	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC
Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC
The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management Inc.

(1)

This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2)

Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

Form V-4826-E	5

Form V-4826-E	6

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

Notice — A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus).

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate accounts’ underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses

	Years	Charges
Surrender Charge (This charge is a percentage of value withdrawn; the percentage varies with the number of years from purchase payments to which values relate)	1st	7%
	2nd	7%
	3rd	6%
	4th	5%
	5th	4%
	6th	2%
	7th	1%
	8th and later	0%

Form V-4826-E	7

Transfer Fee (currently no charge for the first 4 transfers each contract year) $15 (currently the charge is $3) Premium Tax (charged upon annuitization, surrender or when assessed) 0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your contract value exceeds $50,000)

                                                     $35

Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Fees	1.55%
(we are currently only charging 1.05%)
Account Expenses	0.25%

Total Separate Account Annual Expenses	1.80%

The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.36%	4.21%

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization. If the premium taxes were reflected, the charges would be higher.

The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,326	$2,498	$3,765	$7,589

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$636	$1,980	$3,429	$7,589

Form V-4826-E	8

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on June 3, 1997. Since then, the following changes have been made to available Funds:

November 1, 1999

Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman Sachs Variable Insurance Trust funds, the Janus Aspen (Institutional Shares) portfolios, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley) Universal Institutional Funds (Class I) U.S. Real Estate portfolio were added.

May 1, 2000

Ohio National Fund Nasdaq-100 Index portfolio, Janus Aspen Series Service Shares portfolios, PBHG Technology & Communications portfolio and Fidelity Variable Insurance Products (Fidelity) portfolios were added; Janus Aspen Series Institutional Shares portfolios were no longer available in new contracts.

May 1, 2001	Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) was no longer available in new contracts.

November 1, 2001	J.P. Morgan Series Trust portfolios and MFS Variable Insurance Trust funds were added.

May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios were added.

August 1, 2002	PIMCO Variable Insurance Trust portfolios were added.

May 1, 2003

Calvert Variable Series, Inc. Social Equity portfolio replaced Ohio National Fund Social Awareness portfolio through merger. Dreyfus Variable Investment Fund, Janus Aspen Series International Growth portfolio, The Prudential Series Fund, Inc., Royce Capital Fund and UBS Series Trust added. Van Kampen Universal Institutional Funds (Class I) U.S. Real Estate portfolio discontinued for new contracts, Van Kampen Universal Institutional Funds (Class II) added for new contracts, and The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

Form V-4826-E	9

October 1, 2003	Fidelity VIP Equity-Income portfolio added.

May 1, 2004	PBHG Technology & Communications portfolio and Strong Variable Insurance Funds no longer available for new contracts.

November 9, 2005

Ohio National Fund U.S. Equity, Balanced, Covered Call, Target VIP and Target Equity/Income portfolios were added. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Franklin Income Securities Fund, Franklin Flex Cap Growth Securities Fund and Templeton Foreign Securities Fund were added. Lazard Retirement Series International Equity Portfolio and Lazard Retirement Equity Portfolio were added. Salomon Brothers Variable Series Funds Inc. All Cap Fund, Total Return Fund and Investors Fund were added.

May 1, 2006

Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.

May 1, 2007

Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. The Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

May 1, 2008

Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.

April 24, 2009

J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

Form V-4826-E	10

May 1, 2009

Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy, Ivy Funds VIP Global Natural Resources and Ivy Funds VIP Science and Technology added. PIMCO Variable Insurance Trust CommodityRealReturn® Strategy Portfolio added. Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010

Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

June 3, 2010

The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.

February 28, 2011	The Dow® Target Variable Fund portfolios were closed to new investors.

April 8, 2011	The Dow® Target Variable Fund LLC portfolios were liquidated.

April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

May 1, 2012

AllianceBernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added. AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added. Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

Form V-4826-E	11

November 1, 2012	Janus Aspen Series INTECH U.S. Low Volatility Portfolio was added.

May 1, 2013

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio. Northern Lights Protected Trust TOPS® Protected Balanced ETF Portfolio changed its name to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Protected Moderate Growth ETF Portfolio changed its name to TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Protected Growth ETF Portfolio changed its name to TOPS® Managed Risk Growth ETF Portfolio.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $34.7 billion and equity of approximately $2.1 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

Ohio National Variable Account VAA

We established VAA on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, we may limit you to no more than 18 investment options at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA is credited to or charged against VAAwithout regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA is registered as unit investment trusts under the Investment Company Act of 1940.

The assets of each subaccount of VAA is invested at net asset value in Fund shares.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

The Funds

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

Form V-4826-E	12

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-800-366-6654

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

Mixed and Shared Funding

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

Form V-4826-E	13

Voting Rights

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA. There is no minimum number of contract owners needed to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 6.45% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. The amounts may vary by broker-dealer. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percentage of the amount withdrawn. This percent varies with the contract year as follows:

Form V-4826-E	14

Contract Years	Percentage
1st	7%
2nd	7%
3rd	6%
4th	5%
5th	4%
6th	2%
7th	1%
8th and later	0%

Once each contract year, you may withdraw not more than 10% of the contract value (as of the last day of the prior contract year) once each contract year without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when the proceeds are entirely withdrawn after the death of the annuitant. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $35 from the contract value. This helps to repay us for maintaining the contract. We guarantee not to increase the contract administration charge. There is no contract administration charge if your contract value is at least $50,000. The charge is not made after annuity payments begin.

Deduction for Account Expenses

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk

We guarantee that until annuity payments begin the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant’s death before annuity payments begin. After annuity payments begin we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.05 of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55 on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. In other words, we may increase this fee, but not for existing contract owners, for whom the charge will remain the same as it was when the contract was purchased. We may discontinue this limitation on our right

Form V-4826-E	15

to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.55 for mortality risk, and 0.50 for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

Transfer Fee

We may charge a transfer fee of $3 (which may be increased to $15) for each transfer of values from one subaccount to another. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year. Other restrictions may apply. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payment

Your purchase payment must be at least $100. You may make additional payments at any time. We may limit your total purchase payments for any one life to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

Form V-4826-E	16

When We May Terminate Your Contract

We may terminate a contract on any anniversary when its value is less than the lesser of (a) $1,000 or (b) $250 times the number of years the contract has been in force. This could have adverse tax consequences to you. We will not terminate an individual retirement annuity (IRA) if you made a purchase payment during the preceding two years. We will not terminate an annuity funding a Section 403(b) salary reduction agreement.

Accumulation Units

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make your purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant, but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send application forms or orders, together with your purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your purchase payment will be credited within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days. You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation unites (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Payments received after 4 p.m. (Eastern time) on any process day (except on days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payment

You may allocate your purchase payment among one or more variable subaccounts of VAAand the Guaranteed Account. We may limit to 18 the number of investment options to which you may allocate your purchase payments. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office.

Accumulation Unit Value and Contract Value

We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Form V-4826-E	17

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a)	is:

(1)	the net asset value the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.

Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charges. In the case of a surrender, we subtract the contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status.”

If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

•

for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

•

for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

•	such other periods as the Commission may order to protect security holders.

Form V-4826-E	18

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program, if offered) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not honored. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the contract values will only be permitted to be transferred to the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time.

Form V-4826-E	19

Otherwise, all of our policies related to excessive trading as described in this section and market timing will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Scheduled Transfers (Dollar Cost Averaging)

We administer a scheduled transfer (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. We may limit the number of funds into which you may dollar cost average. At least 12 DCA transfers must be scheduled, but we may permit

Form V-4826-E	20

fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

Effective Time for Purchase, Transfer and Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize its use.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Form V-4826-E	21

Nursing Facility Confinement

If the annuitant is, or has been, confined to a state licensed or legally operated in-patient nursing home facility for at least 60 consecutive days, we will not assess a surrender charge on partial withdrawals of up to $5,000 per month. You may not withdraw more than one half of the contract value as of the beginning of the confinement. This waiver of the surrender charge may not be available in all states. It only applies when:

•	the confinement begins after the first contract anniversary and before annuity payments begin;

•	the contract was issued before your 80th birthday; and

•	we receive the request for withdrawal, together with proof of the confinement, at our home office while you are confined or within 90 days after discharge from the facility.

Death Benefit

If the annuitant dies before the annuity payout date, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit which is based on the date of death will be determined on the end of the valuation period in which we receive proof of death and a written claim in good order. The amount of death benefit is the contract value or, if greater, your purchase payment less any partial withdrawals.

Guaranteed Account

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. we may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We will invest our general assets at our discretion as allowed by Ohio law.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

•	the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

•	interest credited at the rate of 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals, loans and transfers from the guaranteed values, minus

•	any surrender charge on withdrawals, loan interest, state premium taxes and transfer fees.

Form V-4826-E	22

No deductions are made from the Guaranteed Account for Account Expenses or Mortality and Expense Risk Fees.

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.

Ohio National Life Employee Discount

We and our affiliated companies may offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes the purchase payment. If an employee exercises his or her free look right, the full amount of the benefit will be deducted when we pay the free look proceeds.

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):	Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Form V-4826-E	23

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):	Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):	Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

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If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if the annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing at least 30 days written Notice to us in writing at our home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract

Form V-4826-E	25

before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•

the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you semi-annual statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30 p.m., Eastern Time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Form V-4826-E	26

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a “regulated investment company” under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

Form V-4826-E	27

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce, or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

Form V-4826-E	28

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

Form V-4826-E	29

Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to return the contract within 10 days after you receive it (or such longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current contract value. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our administrative office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $59,000 in 2013, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $59,000 and $69,000. For married couples filing jointly, the applicable dollar limitation is $95,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $95,000-$115,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $69,000 for individuals and $115,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,500 in 2013 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2013. Contributions in excess of the limits may be subject to penalty. See below.

Form V-4826-E	30

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,500 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $17,500 for 2013.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $51,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your

Form V-4826-E	31

compensation for the year. Contributions of up to $11,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $11,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

Form V-4826-E	32

Distribution at Retirement

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2013, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $188,000 for married individuals filing jointly and less than $127,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $178,000 and $188,000 for married and between $112,000 and $127,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Form V-4826-E	33

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $12,000 in 2013. Employees age 50 and older may contribute an additional $2,500 in 2013. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form V-4826-E	34

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 7 years after amounts are deposited into the policy as follows: Year 1- 7%, Year 2- 7%, Year 3- 6%, Year 4- 5%, Year 5- 4%, Year 6- 2%, Year 7- 1%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form V-4826-E	35

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
Money Market Portfolio	2003	$11.96	$11.89	221,969
	2004	$11.89	$11.86	148,305
	2005	$11.86	$12.52	109,579
	2006	$12.52	$12.47	149,459
	2007	$12.47	$12.91	221,081
	2008	$12.91	$12.97	314,511
	2009	$12.97	$12.81	169,740
	2010	$12.81	$12.64	135,972
	2011	$12.64	$12.48	113,811
	2012	$12.48	$12.32	101,939

Equity Portfolio	2003	$9.78	$13.93	446,092
	2004	$13.93	$15.46	518,844
	2005	$15.46	$16.20	481,244
	2006	$16.20	$17.05	398,797
	2007	$17.05	$15.84	329,024
	2008	$15.84	$7.07	250,072
	2009	$7.07	$9.70	215,096
	2010	$9.70	$10.34	194,336
	2011	$10.34	$9.86	175,392
	2012	$9.86	$11.26	155,755

Bond Portfolio	2003	$13.41	$14.62	146,536
	2004	$14.62	$15.28	127,643
	2005	$15.28	$15.15	98,933
	2006	$15.15	$15.62	165,344
	2007	$15.62	$15.99	93,414
	2008	$15.99	$13.98	72,567
	2009	$13.98	$16.69	61,951
	2010	$16.69	$17.76	55,385
	2011	$17.76	$18.65	52,600
	2012	$18.65	$19.75	46,455

Omni Portfolio	2003	$7.31	$9.11	314,477
	2004	$9.11	$9.63	260,177
	2005	$9.63	$10.41	217,854
	2006	$10.41	$11.65	180,815
	2007	$11.65	$12.30	149,883
	2008	$12.30	$8.32	120,533
	2009	$8.32	$10.94	112,113
	2010	$10.94	$12.23	98,383
	2011	$12.23	$11.57	70,010
	2012	$11.57	$12.80	63,760

S&P 500® Index Portfolio	2003	$11.79	$14.88	824,604
	2004	$14.88	$16.20	749,308
	2005	$16.20	$16.70	619,152
	2006	$16.70	$19.01	501,173
	2007	$19.01	$19.72	411,585
	2008	$19.72	$12.20	317,617
	2009	$12.20	$15.16	289,322
	2010	$15.16	$17.13	268,010
	2011	$17.13	$17.21	260,603
	2012	$17.21	$19.60	213,646

Form V-4826-E	36

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
International Portfolio	2003	$7.00	$9.16	179,729
	2004	$9.16	$10.21	183,083
	2005	$10.21	$11.03	195,976
	2006	$11.03	$12.98	167,510
	2007	$12.98	$14.02	132,933
	2008	$14.02	$7.47	107,596
	2009	$7.47	$10.19	99,811
	2010	$10.19	$11.74	92,906
	2011	$11.74	$9.80	85,394
	2012	$9.80	$11.64	63,624

International Small-Mid Company Portfolio	2003	$9.12	$13.86	92,568
	2004	$13.86	$16.53	82,828
	2005	$16.53	$21.06	88,292
	2006	$21.06	$26.27	86,735
	2007	$26.27	$30.46	70,236
	2008	$30.46	$14.64	59,152
	2009	$14.64	$21.11	51,295
	2010	$21.11	$24.95	46,472
	2011	$24.95	$20.32	39,449
	2012	$20.32	$24.61	31,996

Capital Appreciation Portfolio	2003	$13.88	$18.03	258,031
	2004	$18.03	$20.02	245,754
	2005	$20.02	$20.80	201,904
	2006	$20.80	$23.90	172,877
	2007	$23.90	$24.49	149,506
	2008	$24.49	$14.75	105,686
	2009	$14.75	$20.79	87,963
	2010	$20.79	$24.01	68,623
	2011	$24.01	$23.31	62,968
	2012	$23.31	$27.06	57,118

Mid Cap Opportunity Portfolio	2003	$13.23	$19.11	454,152
	2004	$19.11	$21.42	382,243
	2005	$21.42	$23.26	330,716
	2006	$23.26	$25.18	257,617
	2007	$25.18	$29.29	196,524
	2008	$29.29	$14.08	153,983
	2009	$14.08	$19.55	137,621
	2010	$19.55	$23.08	118,608
	2011	$23.08	$22.02	102,426
	2012	$22.02	$26.02	87,648

Capital Growth Portfolio	2003	$5.00	$6.91	118,213
	2004	$6.91	$8.17	103,206
	2005	$8.17	$8.27	84,338
	2006	$8.27	$9.81	54,769
	2007	$9.81	$10.77	46,539
	2008	$10.77	$6.77	37,928
	2009	$6.77	$9.04	32,448
	2010	$9.04	$12.17	30,433
	2011	$12.17	$11.72	26,940
	2012	$11.72	$13.17	22,407

Form V-4826-E	37

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
High Income Bond Portfolio	2003	$9.96	$12.07	27,234
	2004	$12.07	$13.19	36,892
	2005	$13.19	$13.41	47,917
	2006	$13.41	$14.58	53,531
	2007	$14.58	$14.90	55,314
	2008	$14.90	$10.98	34,841
	2009	$10.98	$16.18	29,936
	2010	$16.18	$18.23	26,677
	2011	$18.23	$18.96	25,826
	2012	$18.96	$21.40	25,938

Strategic Value Portfolio	2003	$7.77	$9.71	36,165
	2004	$9.71	$10.50	26,448
	2005	$10.50	$10.86	28,570
	2006	$10.86	$12.47	14,317
	2007	$12.47	$11.24	14,765
	2008	$11.24	$7.96	12,743
	2009	$7.96	$8.76	10,926
	2010	$8.76	$9.68	8,607
	2011	$9.68	$10.90	5,811
	2012	$10.90	$11.54	7,516

Millennium Portfolio	2003	$13.27	$18.04	316,662
	2004	$18.04	$19.75	272,018
	2005	$19.75	$19.50	218,018
	2006	$19.50	$20.67	150,506
	2007	$20.67	$25.72	123,793
	2008	$25.72	$14.59	105,591
	2009	$14.59	$17.40	93,920
	2010	$17.40	$21.35	82,569
	2011	$21.35	$20.89	71,914
	2012	$20.89	$22.57	61,805

Aggressive Growth Portfolio	2003	$4.73	$6.14	78,758
	2004	$6.14	$6.61	64,534
	2005	$6.61	$7.39	52,726
	2006	$7.39	$7.71	36,789
	2007	$7.71	$9.86	36,424
	2008	$9.86	$5.48	34,315
	2009	$5.48	$7.72	32,444
	2010	$7.72	$8.38	35,192
	2011	$8.38	$7.84	30,486
	2012	$7.84	$9.51	24,730

Small Cap Growth Portfolio	2003	$8.46	$12.14	100,526
	2004	$12.14	$13.36	84,511
	2005	$13.36	$14.04	64,456
	2006	$14.04	$17.41	55,930
	2007	$17.41	$19.70	45,524
	2008	$19.70	$10.17	38,383
	2009	$10.17	$15.14	34,738
	2010	$15.14	$19.43	32,100
	2011	$19.43	$19.70	29,945
	2012	$19.70	$22.95	25,790

Form V-4826-E	38

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Nasdaq-100® Index Portfolio	2003	$2.48	$3.62	149,069
	2004	$3.62	$3.93	122,789
	2005	$3.93	$3.94	92,399
	2006	$3.94	$4.15	93,787
	2007	$4.15	$4.85	98,409
	2008	$4.85	$2.78	55,358
	2009	$2.78	$4.22	65,506
	2010	$4.22	$4.97	33,941
	2011	$4.97	$5.06	30,013
	2012	$5.06	$5.89	29,959

Bristol Portfolio	2003	$7.83	$10.24	34,505
	2004	$10.24	$10.98	37,425
	2005	$10.98	$12.14	37,724
	2006	$12.14	$13.96	24,042
	2007	$13.96	$14.85	32,862
	2008	$14.85	$8.71	23,721
	2009	$8.71	$11.68	17,207
	2010	$11.68	$13.04	16,219
	2011	$13.04	$11.95	16,441
	2012	$11.95	$13.36	12,450

Bryton Growth Portfolio	2003	$6.82	$9.13	24,726
	2004	$9.13	$9.69	24,711
	2005	$9.69	$9.98	12,938
	2006	$9.98	$11.50	6,377
	2007	$11.50	$12.47	9,494
	2008	$12.47	$7.44	8,556
	2009	$7.44	$9.97	15,865
	2010	$9.97	$12.21	13,149
	2011	$12.21	$10.94	11,800
	2012	$10.94	$12.02	8,016

Balanced Portfolio	2006	$10.19	$11.38	2,958
	2007	$11.38	$12.62	11,992
	2008	$12.62	$9.10	6,120
	2009	$9.10	$11.22	906
	2010	$11.22	$11.94	967
	2011	$11.94	$12.06	1,166
	2012	$12.06	$13.48	1,226

US Equity Portfolio	2007	$10.92	$12.19	681
	2008	$12.19	$6.26	680
	2009	$6.26	$7.21	5,000
	2010	$7.21	$8.00	0
	2011	$8.00	$7.74	0
	2012	$7.74	$8.76	147

Income Opportunity Portfolio	2007	$10.52	$11.25	423
	2008	$11.25	$8.79	424
	2009	$8.79	$9.82	0
	2010	$9.82	$10.39	2
	2011	$10.39	$10.14	0
	2012	$10.14	$10.74	0

Target VIP Portfolio	2007	$11.06	$11.99	3,557
	2008	$11.99	$6.70	3,858

Form V-4826-E	39

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2009	$6.70	$7.59	3,875
	2010	$7.59	$8.96	3,825
	2011	$8.96	$8.72	326
	2012	$8.72	$9.92	325

Target Equity/Income Portfolio	2006	$10.11	$10.91	782
	2007	$10.91	$11.90	8,746
	2008	$11.90	$6.45	12,545
	2009	$6.45	$7.15	10,127
	2010	$7.15	$8.70	10,359
	2011	$8.70	$7.64	6,603
	2012	$7.64	$8.37	5,690

Bristol Growth Portfolio	2007	$10.00	$10.25	1,006
	2008	$10.25	$6.01	1,070
	2009	$6.01	$8.44	1,671
	2010	$8.44	$9.40	1,954
	2011	$9.40	$9.12	2,187
	2012	$9.12	$10.01	2,258

AllianceBernstein Variable Product Series Fund, Inc. (Class B)
AllianceBernstein Dynamic Asset Allocation Portfolio	2012	$10.00	$10.16	122

AIM Vairable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund	2007	$10.77	$12.15	983
	2008	$12.15	$6.17	1,123
	2009	$6.17	$8.32	4,084
	2010	$8.32	$9.03	2,943
	2011	$9.03	$8.29	2,465
	2012	$8.29	$9.43	2,490

Invesco V.I. Balanced-Risk Allcoation Fund	2012	$10.00	$10.29	1,270

Calvert Variable Series, Inc.
Social Equity Portfolio	2003	$10.00	$7.05	40,997
	2004	$7.05	$7.45	35,436
	2005	$7.45	$7.69	34,010
	2006	$7.69	$8.36	28,733
	2007	$8.36	$9.07	21,056
	2008	$9.07	$5.75	21,079
	2009	$5.75	$7.62	20,239
	2010	$7.62	$8.82	17,170
	2011	$8.82	$8.59	15,579
	2012	$8.59	$9.83	10,203

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2003	$10.00	$11.70	554

Form V-4826-E	40

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2004	$11.70	$12.10	1,914
	2005	$12.10	$12.44	2,041
	2006	$12.44	$14.27	5,513
	2007	$14.27	$15.05	6,724
	2008	$15.05	$10.44	7,298
	2009	$10.44	$12.60	4,416
	2010	$12.60	$14.31	5,158
	2011	$14.31	$15.36	4,907
	2012	$15.36	$16.70	5,368

Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2008	$10.00	$6.27	1,738
	2009	$6.27	$8.00	121
	2010	$8.00	$9.30	121
	2011	$9.30	$7.94	0
	2012	$7.94	$9.17	0

Federated Managed Volatility Fund	2012	$10.00	$10.31	180

Fidelity® Variable Insurance Products Funds (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2003	$7.12	$9.00	94,161
	2004	$9.00	$10.24	142,693
	2005	$10.24	$11.79	199,981
	2006	$11.79	$12.97	219,614
	2007	$12.97	$15.02	231,912
	2008	$15.02	$8.50	199,493
	2009	$8.50	$11.36	176,975
	2010	$11.36	$13.11	140,233
	2011	$13.11	$12.59	136,733
	2012	$12.59	$14.43	121,114

Fidelity® VIP Mid Cap Portfolio	2003	$9.43	$12.88	109,214
	2004	$12.88	$15.85	124,238
	2005	$15.85	$18.46	142,125
	2006	$18.46	$20.48	133,020
	2007	$20.48	$23.32	125,146
	2008	$23.32	$13.90	109,985
	2009	$13.90	$19.18	101,190
	2010	$19.18	$24.34	88,777
	2011	$24.34	$21.42	80,949
	2012	$21.42	$24.23	86,547

Fidelity® VIP Equity-Income Portfolio	2003	$10.00	$11.15	1,298
	2004	$11.15	$12.24	9,966
	2005	$12.24	$12.76	21,012
	2006	$12.76	$15.10	27,485
	2007	$15.10	$15.10	51,497
	2008	$15.10	$8.52	42,934
	2009	$8.52	$10.93	40,316
	2010	$10.93	$12.40	39,719
	2011	$12.40	$12.32	30,702
	2012	$12.32	$14.23	25,545

Form V-4826-E	41

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Fidelity® VIP Growth Portfolio	2003	$4.72	$6.17	80,868
	2004	$6.17	$6.29	81,693
	2005	$6.29	$6.55	91,639
	2006	$6.55	$6.89	84,124
	2007	$6.89	$8.61	88,053
	2008	$8.61	$4.48	90,846
	2009	$4.48	$5.66	72,543
	2010	$5.66	$6.92	69,081
	2011	$6.92	$6.83	68,729
	2012	$6.83	$7.71	41,597

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.29	16
	2009	$5.29	$7.17	6,933
	2010	$7.17	$9.21	8,883
	2011	$9.21	$9.80	9,714
	2012	$9.80	$11.44	11,736

Fidelity® Variable Insurance Products Fund (Initial Class)
Fidelity® VIP High Income Portfolio	2003	$8.03	$10.09	98,462
	2004	$10.09	$10.91	82,781
	2005	$10.91	$11.06	63,067
	2006	$11.06	$12.15	43,142
	2007	$12.15	$12.33	17,402
	2008	$12.33	$9.13	10,946
	2009	$9.13	$12.97	10,134
	2010	$12.97	$14.58	7,554
	2011	$14.58	$14.97	5,753
	2012	$14.97	$16.88	4,547

Fidelity® VIP Equity Income Portfolio	2003	$11.91	$15.31	263,690
	2004	$15.31	$16.87	226,431
	2005	$16.87	$17.63	168,166
	2006	$17.63	$20.92	135,318
	2007	$20.92	$20.96	95,735
	2008	$20.96	$11.87	60,018
	2009	$11.87	$15.25	52,739
	2010	$15.25	$17.34	46,128
	2011	$17.34	$17.28	40,570
	2012	$17.28	$20.01	36,319

Fidelity® VIP Growth Portfolio	2003	$11.50	$15.07	342,395
	2004	$15.07	$15.39	295,990
	2005	$15.39	$16.07	194,709
	2006	$16.07	$16.95	144,498
	2007	$16.95	$21.24	102,968
	2008	$21.24	$11.08	81,039
	2009	$11.08	$14.03	73,851
	2010	$14.03	$17.20	59,281
	2011	$17.20	$17.01	52,871
	2012	$17.01	$19.26	47,032

Form V-4826-E	42

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income Securities Fund	2006	$10.06	$11.74	27,993
	2007	$11.74	$12.02	65,946
	2008	$12.02	$8.35	81,701
	2009	$8.35	$11.18	44,486
	2010	$11.18	$12.43	40,072
	2011	$12.43	$12.56	24,369
	2012	$12.56	$13.97	24,613

Franklin Flex Cap Growth Securities Fund	2006	$10.38	$10.78	1,520
	2007	$10.78	$12.17	3,410
	2008	$12.17	$7.77	7,445
	2009	$7.77	$10.20	10,879
	2010	$10.20	$11.70	10,483
	2011	$11.70	$10.99	8,722
	2012	$10.99	$11.85	4,565

Templeton Foreign Securities Fund	2006	$10.43	$12.51	10,620
	2007	$12.51	$14.26	14,675
	2008	$14.26	$8.39	14,779
	2009	$8.39	$11.35	10,410
	2010	$11.35	$12.15	9,725
	2011	$12.15	$10.72	9,096
	2012	$10.72	$12.51	10,352

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income Securities Fund	2008	$10.00	$6.91	81
	2009	$6.91	$9.23	218
	2010	$9.23	$10.26	737
	2011	$10.26	$10.36	1,654
	2012	$10.36	$11.51	1,959

Franklin Flex Cap Growth Securities Fund	2008	$10.00	$6.66	14
	2009	$6.66	$8.72	128
	2010	$8.72	$9.99	103
	2011	$9.99	$9.38	183
	2012	$9.38	$10.12	237

Templeton Foreign Securities Fund	2008	$10.00	$6.20	88
	2009	$6.20	$8.37	113
	2010	$8.37	$8.96	97
	2011	$8.96	$7.89	186
	2012	$7.89	$9.20	295

Franklin Templeton VIP Founding Funds Allocation Fund	2008	$10.00	$6.61	14
	2009	$6.61	$8.48	448
	2010	$8.48	$9.23	421
	2011	$9.23	$8.96	688
	2012	$8.96	$10.19	889

Form V-4826-E	43

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2003	$7.74	$9.50	19,586
	2004	$9.50	$11.14	24,222
	2005	$11.14	$11.43	39,972
	2006	$11.43	$13.83	42,734
	2007	$13.83	$13.86	62,390
	2008	$13.86	$8.96	37,228
	2009	$8.96	$10.46	36,938
	2010	$10.46	$11.49	32,178
	2011	$11.49	$10.54	22,657
	2012	$10.54	$12.39	19,360

Goldman Sachs Structured U.S. Equity Fund	2003	$6.53	$8.35	18,179
	2004	$8.35	$9.47	14,453
	2005	$9.47	$9.96	13,197
	2006	$9.96	$11.10	7,851
	2007	$11.10	$10.78	6,859
	2008	$10.78	$6.70	6,087
	2009	$6.70	$8.01	4,265
	2010	$8.01	$8.93	4,078
	2011	$8.93	$9.17	3,586
	2012	$9.17	$10.36	3,426

Goldman Sachs Strategic Growth Fund	2003	$6.40	$7.82	17,352
	2004	$7.82	$8.42	12,326
	2005	$8.42	$8.56	11,307
	2006	$8.56	$9.17	15,774
	2007	$9.17	$9.97	17,860
	2008	$9.97	$5.73	20,273
	2009	$5.73	$8.36	18,917
	2010	$8.36	$9.14	16,780
	2011	$9.14	$8.79	17,792
	2012	$8.79	$10.40	14,442

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2008	$10.00	$6.56	17
	2009	$6.54	$7.63	102
	2010	$7.63	$8.35	174
	2011	$8.35	$7.64	265
	2012	$7.64	$8.97	390

Goldman Sachs Structured U.S. Equity Fund	2008	$10.00	$6.55	0
	2009	$6.55	$7.82	241
	2010	$7.82	$8.69	375
	2011	$8.69	$8.91	374
	2012	$8.91	$10.04	373

Form V-4826-E	44

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Goldman Sachs Strategic Growth Fund	2008	$10.00	$5.92	0
	2009	$5.92	$8.62	0
	2010	$8.62	$9.40	0
	2011	$9.40	$9.01	0
	2012	$9.01	$10.64	0

Goldman Sachs Global Markets Navigator Fund	2012	$10.00	$10.22	0

J.P.Morgan Insurance Trust (Class I)
J.P.Morgan Insurance Trust Small Cap Core Portfolio	2003	$8.65	$11.61	2,865
	2004	$11.61	$14.57	9,420
	2005	$14.57	$14.88	7,189
	2006	$14.88	$16.89	7,941
	2007	$16.89	$15.73	7,575
	2008	$15.73	$10.56	5,407
	2009	$10.56	$12.78	6,025
	2010	$12.78	$16.03	6,312
	2011	$16.03	$15.07	5,918
	2012	$15.07	$17.81	6,053

J.P.Morgan Insurance Trust Mid Cap Value Portfolio	2003	$10.90	$13.95	17,936
	2004	$13.95	$16.68	37,732
	2005	$16.68	$17.99	54,480
	2006	$17.99	$20.74	50,948
	2007	$20.74	$20.97	53,770
	2008	$20.97	$13.83	33,576
	2009	$13.83	$17.28	6,025
	2010	$17.28	$21.06	25,441
	2011	$21.06	$21.24	21,299
	2012	$21.24	$25.24	16,592

Janus Aspen Series (Institutional Shares)
Janus Portfolio	2003	$5.30	$6.89	145,041
	2004	$6.89	$7.11	90,047
	2005	$7.11	$7.32	69,223
	2006	$7.32	$8.05	48,360
	2007	$8.05	$9.14	31,549
	2008	$9.14	$5.44	27,809
	2009	$5.44	$7.32	30,644
	2010	$7.32	$8.28	19,217
	2011	$8.28	$7.74	15,416
	2012	$7.74	$9.06	14,215

Global Research Portfolio	2003	$6.20	$7.59	162,508
	2004	$7.59	$7.85	113,552
	2005	$7.85	$8.20	91,796
	2006	$8.20	$9.57	56,725
	2007	$9.57	$10.35	46,465

Form V-4826-E	45

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2008	$10.35	$5.66	34,880
	2009	$5.66	$7.69	28,360
	2010	$7.69	$8.79	21,775
	2011	$8.79	$7.49	19,997
	2012	$7.49	$8.87	18,203

Balanced Portfolio	2003	$9.24	$10.40	171,315
	2004	$10.40	$11.15	133,548
	2005	$11.15	$11.88	110,233
	2006	$11.88	$12.98	81,791
	2007	$12.98	$14.17	65,796
	2008	$14.17	$11.77	42,472
	2009	$11.77	$14.63	39,704
	2010	$14.63	$15.65	25,472
	2011	$15.65	$15.70	21,316
	2012	$15.70	$17.61	20,313

Janus Aspen Series (Service Shares)
Janus Portfolio	2003	$4.33	$5.63	128,282
	2004	$5.63	$5.79	125,636
	2005	$5.79	$5.94	119,176
	2006	$5.94	$6.52	105,189
	2007	$6.52	$7.39	90,320
	2008	$7.39	$4.38	103,369
	2009	$4.38	$5.89	79,148
	2010	$5.89	$6.64	62,425
	2011	$6.64	$6.19	59,474
	2012	$6.19	$7.23	54,908

Overseas Portfolio	2005	$15.90	$20.72	15,727
	2006	$20.72	$29.99	24,513
	2007	$29.99	$37.89	41,560
	2008	$37.89	$17.87	39,634
	2009	$17.87	$31.59	36,238
	2010	$31.59	$38.98	37,585
	2011	$38.98	$26.04	28,117
	2012	$26.04	$29.09	22,051

Global Research Portfolio	2003	$4.47	$5.46	184,594
	2004	$5.46	$5.63	169,944
	2005	$5.63	$5.87	142,411
	2006	$5.87	$6.84	104,349
	2007	$6.84	$7.38	105,835
	2008	$7.38	$4.02	95,523
	2009	$4.02	$5.46	80,804
	2010	$5.46	$6.22	72,119
	2011	$6.22	$5.28	66,780
	2012	$5.28	$6.25	61,918

Balanced Portfolio	2003	$8.41	$9.44	188,592
	2004	$9.44	$10.09	185,996
	2005	$10.09	$10.73	179,272
	2006	$10.73	$11.69	145,130
	2007	$11.69	$12.73	141,512
	2008	$12.73	$10.55	110,740

Form V-4826-E	46

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2009	$10.55	$13.08	95,503
	2010	$13.08	$13.96	86,891
	2011	$13.96	$13.97	77,937
	2012	$13.97	$15.63	74,402

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.89	0

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small Cap Equity Portfolio	2003	$11.98	$16.23	62,888
	2004	$16.23	$18.40	55,688
	2005	$18.40	$18.89	54,422
	2006	$18.89	$21.65	40,553
	2007	$21.65	$19.83	32,736
	2008	$19.83	$12.44	27,233
	2009	$12.45	$18.74	23,635
	2010	$18.74	$22.89	20,853
	2011	$22.89	$20.55	19,463
	2012	$20.55	$22.36	14,774

Lazard Retirement Emerging Markets Equity Portfolio	2003	$8.09	$12.22	59,118
	2004	$12.22	$15.75	67,157
	2005	$15.75	$21.89	79,402
	2006	$21.89	$28.08	80,129
	2007	$28.08	$36.94	77,112
	2008	$36.94	$18.70	65,087
	2009	$18.70	$31.35	59,431
	2010	$31.35	$37.98	54,621
	2011	$37.98	$30.74	48,467
	2012	$30.74	$37.04	41,813

Lazard Retirement International Equity Portfolio	2005	$10.00	$10.43	429
	2006	$10.43	$12.61	4,951
	2007	$12.61	$13.79	21,206
	2008	$13.79	$8.57	8,728
	2009	$8.57	$10.28	7,122
	2010	$10.28	$10.83	4,297
	2011	$10.83	$9.92	4,829
	2012	$9.92	$11.85	4,327

Lazard Retirement U.S. Strategic Equity Portfolio	2007	$11.89	$11.62	318
	2008	$11.62	$7.42	1,606
	2009	$7.42	$9.30	2,019
	2010	$9.30	$10.36	2,213
	2011	$10.36	$10.42	2,403
	2012	$10.42	$11.73	4,420

Lazard Retirement Multi-Asset Targeted Volatility Portfolio	2012	$10.00	$10.48	2,138

Form V-4826-E	47

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable All Cap Value Portfolio	2006	$10.20	$11.89	797
	2007	$11.89	$11.88	2,933
	2008	$11.88	$7.44	2,340
	2009	$7.44	$9.49	2,089
	2010	$9.49	$10.93	1,302
	2011	$10.93	$10.12	1,462
	2012	$10.12	$11.49	390

ClearBridge Variable Equity Income Portfolio	2006	$10.22	$11.36	46
	2007	$11.36	$11.73	1,747
	2008	$11.73	$7.52	2,161
	2009	$7.52	$9.13	2,467
	2010	$9.13	$10.12	1,729
	2011	$10.12	$10.78	1,500
	2012	$10.78	$12.15	2,097

ClearBridge Variable Large Cap Value Portfolio	2006	$10.26	$11.98	240
	2007	$11.98	$12.28	268
	2008	$12.28	$7.81	154
	2009	$7.81	$9.59	197
	2010	$9.59	$10.37	2,017
	2011	$10.37	$10.74	2,327
	2012	$10.74	$12.35	8,164

Legg MasonDynamic Mutli-Strategy VIT Portfolio	2012	$10.00	$10.16	326

MFS® Variable Insurance Trust (Service Class)

MFS® Investors Growth Stock Series	2003	$7.64	$9.25	1,954
	2004	$9.25	$9.95	1,451
	2005	$9.95	$10.24	2,544
	2006	$10.24	$10.85	1,563
	2007	$10.85	$11.89	1,481
	2008	$11.89	$7.39	1,248
	2009	$7.39	$10.15	576
	2010	$10.15	$11.24	603
	2011	$11.24	$11.14	482
	2012	$11.14	$12.83	481

MFS® Mid Cap Growth Series	2003	$6.20	$8.36	6,691
	2004	$8.36	$9.44	15,501
	2005	$9.44	$9.58	30,195
	2006	$9.58	$9.68	28,329
	2007	$9.68	$10.46	29,939
	2008	$10.46	$5.00	31,648
	2009	$5.00	$6.97	32,479
	2010	$6.97	$8.89	33,170
	2011	$8.89	$8.23	34,974
	2012	$8.23	$9.46	22,455

Form V-4826-E	48

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
MFS® New Discovery Series	2003	$7.78	$10.24	9,663
	2004	$10.24	$10.74	10,550
	2005	$10.74	$11.13	10,426
	2006	$11.13	$12.41	2,263
	2007	$12.41	$12.53	3,085
	2008	$12.53	$7.48	2,803
	2009	$7.49	$12.03	2,581
	2010	$12.03	$16.14	2,127
	2011	$16.14	$14.26	2,480
	2012	$14.26	$17.02	4,562

MFS® Total Return Series	2003	$9.58	$10.97	80,644
	2004	$10.97	$12.03	95,731
	2005	$12.03	$12.18	98,575
	2006	$12.18	$13.42	81,353
	2007	$13.42	$13.77	75,394
	2008	$13.77	$10.56	56,664
	2009	$10.56	$12.27	51,201
	2010	$12.27	$13.28	43,702
	2011	$13.28	$13.32	33,549
	2012	$13.32	$14.58	31,207

Neuberger Berman Advisers Management Trust (Class S)

AMT Mid Cap Intrinsic Value Portfolio	2007	$10.18	$10.36	2,488
	2008	$10.36	$5.53	2,484
	2009	$5.53	$7.97	3,392
	2010	$7.97	$9.92	2,871
	2011	$9.92	$9.13	4,082
	2012	$9.13	$10.40	4,108

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.20	1,192

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.19	123

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.16	165

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2003	$10.67	$11.46	47,963
	2004	$11.46	$12.32	65,261
	2005	$12.32	$12.42	68,471
	2006	$12.42	$12.35	122,592
	2007	$12.35	$13.49	61,305
	2008	$13.49	$12.38	72,586
	2009	$12.38	$14.47	64,491
	2010	$14.47	$15.44	66,823
	2011	$15.44	$17.02	58,166
	2012	$17.02	$18.27	56,378

Form V-4826-E	49

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
PIMCO Total Return Portfolio	2003	$10.42	$10.81	49,708
	2004	$10.81	$11.19	49,501
	2005	$11.19	$11.32	50,501
	2006	$11.32	$11.60	52,289
	2007	$11.60	$12.46	63,673
	2008	$12.46	$12.89	67,589
	2009	$12.89	$14.51	80,767
	2010	$14.51	$15.49	86,978
	2011	$15.49	$15.84	74,894
	2012	$15.84	$17.14	86,593

PIMCO Global Bond Portfolio	2003	$10.68	$12.07	8,281
	2004	$12.07	$13.18	13,258
	2005	$13.18	$12.15	13,458
	2006	$12.15	$12.55	13,689
	2007	$12.55	$13.59	14,957
	2008	$13.59	$13.31	27,318
	2009	$13.31	$15.35	21,491
	2010	$15.35	$16.92	21,355
	2011	$16.92	$17.96	24,351
	2012	$17.96	$18.96	18,896

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.03	162

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2004	$10.00	$13.09	213
	2005	$13.09	$14.74	153
	2006	$14.74	$14.75	250
	2007	$14.75	$16.24	519
	2008	$16.24	$10.01	1,278
	2009	$10.01	$14.09	992
	2010	$14.09	$15.50	991
	2011	$15.50	$15.29	0
	2012	$15.29	$17.46	15

Jennison 20/20 Focus Portfolio	2003	$10.00	$12.35	505
	2004	$12.35	$14.06	1,563
	2005	$14.06	$16.84	6,174
	2006	$16.84	$18.88	10,286
	2007	$18.88	$20.53	15,825
	2008	$20.53	$12.28	18,138
	2009	$12.28	$19.08	17,167
	2010	$19.08	$20.22	15,982
	2011	$20.22	$19.06	13,045
	2012	$19.06	$20.81	12,971

Royce Capital Fund (Investment Share Class)
Small Cap Portfolio	2003	$10.00	$13.96	7,363
	2004	$13.96	$17.22	44,551
	2005	$17.22	$18.46	65,936
	2006	$18.46	$21.06	76,795

Form V-4826-E	50

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2007	$21.06	$20.34	69,132
	2008	$20.34	$14.62	51,308
	2009	$14.62	$19.52	46,783
	2010	$19.52	$23.22	40,389
	2011	$23.22	$22.17	37,874
	2012	$22.17	$24.62	31,135

Micro-Cap Portfolio	2003	$10.00	$14.69	5,226
	2004	$14.69	$16.51	32,698
	2005	$16.51	$18.19	30,603
	2006	$18.19	$21.74	36,097
	2007	$21.74	$22.32	34,657
	2008	$22.32	$12.50	32,076
	2009	$12.50	$19.50	30,193
	2010	$19.50	$25.01	27,386
	2011	$25.01	$21.70	27,073
	2012	$21.70	$23.05	23,690

The Universal Institutional Funds, Inc. (Class I)
Morgan Stanley UIF U.S. Real Estate Portfolio	2003	$13.75	$18.66	13,271
	2004	$18.66	$25.12	20,125
	2005	$25.12	$29.03	23,831
	2006	$29.03	$39.56	25,498
	2007	$39.56	$32.39	19,495
	2008	$32.39	$19.85	13,082
	2009	$19.85	$25.16	9,859
	2010	$25.16	$32.27	8,966
	2011	$32.27	$33.75	7,706
	2012	$33.75	$38.59	6,275

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2004	$10.00	$11.83	1,705
	2005	$11.83	$12.14	4,038
	2006	$12.14	$12.41	2,676
	2007	$12.41	$12.89	5,020
	2008	$12.89	$11.39	4,459
	2009	$11.39	$12.30	4,656
	2010	$12.30	$12.98	4,205
	2011	$12.98	$13.50	3,636
	2012	$13.50	$14.55	6,185

Morgan Stanley UIF U.S. Real Estate Portfolio	2003	$10.00	$12.79	9
	2004	$12.79	$17.17	2,645
	2005	$17.17	$19.79	9,851
	2006	$19.79	$26.90	14,472
	2007	$26.90	$21.97	11,198
	2008	$21.97	$13.43	11,656
	2009	$13.43	$17.04	10,940
	2010	$17.04	$21.79	10,913
	2011	$21.79	$22.72	11,010
	2012	$22.72	$25.94	9,638

Form V-4826-E	51

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Morgan Stanley UIF Growth Portfolio	2007	$10.24	$12.30	793
	2008	$12.30	$6.15	596
	2009	$6.15	$10.02	1,090
	2010	$10.02	$12.13	1,651
	2011	$12.13	$11.61	1,984
	2012	$11.61	$13.08	1,932

Wells Fargo Advantage FundsSM Variable Trust
VT Discovery Fund	2003	$4.57	$6.06	110,618
	2004	$6.06	$7.13	86,079
	2005	$7.13	$7.71	69,987
	2006	$7.71	$8.73	55,271
	2007	$8.73	$10.54	20,070
	2008	$10.54	$5.79	15,364
	2009	$5.79	$8.02	12,759
	2010	$8.02	$10.73	11,856
	2011	$10.73	$10.63	10,014
	2012	$10.63	$12.36	8,921

VT Opportunity Fund	2003	$8.06	$10.90	56,933
	2004	$10.90	$12.72	43,658
	2005	$12.72	$13.55	33,232
	2006	$13.55	$15.01	26,544
	2007	$15.01	$15.80	13,102
	2008	$15.80	$9.34	11,195
	2009	$9.34	$13.62	10,232
	2010	$13.62	$16.65	6,448
	2011	$16.65	$15.52	6,311
	2012	$15.52	$17.70	5,242

VT Small/Mid Cap Fund	2003	$8.53	$11.66	3,416
	2004	$11.66	$13.44	3,320
	2005	$13.44	$15.45	2,976
	2006	$15.45	$17.65	1,858
	2007	$17.65	$17.30	918
	2008	$17.30	$9.47	659
	2009	$9.47	$14.97	524
	2010	$14.97	$17.33	456
	2011	$17.33	$15.87	454
	2012	$15.87	$17.85	453

Form V-4826-E	52

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

1940 Act File Number 811-1978

1933 Act File Number 333-05848

Form V-4826-E	53

Ohio National Variable Account A

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 800-366-6654

Top Explorer VA

Statement of Additional Information

May 1, 2013

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A (“VAA”) flexible purchase payment individual variable annuity contracts dated May 1, 2013. To get a free copy of the prospectus for VAA, write or call us at the above address.

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $34.7 billion and equity of approximately $2.1 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAA’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account A and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2012 financial statements and schedules of The Ohio National Life Insurance Company contains an explanatory paragraph referencing the Company’s retrospective adoption of Accounting Standards Update 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contract. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2012	$157,888,643	34,591,557
2011	$89,832,750	$19,517,109
2010	$78,700,175	$15,846,834

Calculation of Money Market Yield

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

2

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T) n = ERV

where: P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the Statements of Operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contract owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2012

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount
6,588,910 Shares (Cost $148,482,857)	$141,925,112	$141,751,641	$173,471	$141,925,112
Money Market Subaccount
21,654,539 Shares (Cost $216,545,386)	216,545,386	216,520,692	24,694	216,545,386
Bond Subaccount
9,582,980 Shares (Cost $124,444,851)	144,415,515	144,384,647	30,868	144,415,515
Omni Subaccount
994,941 Shares (Cost $15,138,402)	16,734,915	16,706,742	28,173	16,734,915
International Subaccount
12,688,875 Shares (Cost $132,364,671)	157,468,934	157,443,098	25,836	157,468,934
Capital Appreciation Subaccount
3,730,251 Shares (Cost $62,959,063)	86,989,447	86,974,757	14,690	86,989,447
Millennium Subaccount
617,996 Shares (Cost $11,246,693)	14,541,445	14,541,445	0	14,541,445
International Small-Mid Company Subaccount
2,159,499 Shares (Cost $43,311,410)	50,791,416	50,789,165	2,251	50,791,416
Aggressive Growth Subaccount
2,340,770 Shares (Cost $18,925,917)	22,260,725	22,260,725	0	22,260,725
Small Cap Growth Subaccount
1,512,645 Shares (Cost $18,333,389)	23,582,135	23,574,582	7,553	23,582,135
Mid Cap Opportunity Subaccount
2,157,802 Shares (Cost $35,242,783)	46,004,344	45,982,630	21,714	46,004,344
S&P 500 Index Subaccount
9,821,107 Shares (Cost $124,772,406)	148,102,298	147,972,905	129,393	148,102,298
Strategic Value Subaccount
23,290,237 Shares (Cost $256,026,936)	258,288,723	258,288,723	0	258,288,723
High Income Bond Subaccount
19,742,838 Shares (Cost $230,644,164)	292,786,281	292,738,551	47,730	292,786,281
Capital Growth Subaccount
1,559,035 Shares (Cost $37,077,326)	47,909,160	47,909,160	0	47,909,160
Nasdaq-100 Index Subaccount
8,740,339 Shares (Cost $48,564,822)	59,871,324	59,867,223	4,101	59,871,324
Bristol Subaccount
14,889,473 Shares (Cost $168,027,359)	193,712,039	193,707,193	4,846	193,712,039
Bryton Growth Subaccount
10,833,133 Shares (Cost $125,396,852)	148,413,917	148,395,738	18,179	148,413,917

The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2012

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.: (continued)
U.S. Equity Subaccount
1,259,729 Shares (Cost $13,699,907)	$14,398,698	$14,373,759	$24,939	$14,398,698
Balanced Subaccount
4,361,460 Shares (Cost $65,785,100)	68,736,617	68,652,265	84,352	68,736,617
Income Opportunity Subaccount
585,707 Shares (Cost $6,831,081)	7,456,049	7,456,049	0	7,456,049
Target VIP Subaccount
2,024,436 Shares (Cost $18,960,403)	20,446,805	20,446,805	0	20,446,805
Target Equity/Income Subaccount
2,476,668 Shares (Cost $21,288,637)	20,259,146	20,186,021	73,125	20,259,146
Bristol Growth Subaccount
9,618,516 Shares (Cost $86,318,431)	102,533,385	102,533,385	0	102,533,385
Fidelity Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount
21,541 Shares (Cost $820,574)	905,792	905,792	0	905,792
VIP Equity-Income Subaccount
36,447 Shares (Cost $824,627)	726,760	726,760	0	726,760
VIP High Income Subaccount
13,210 Shares (Cost $95,835)	76,753	76,753	0	76,753
Janus Aspen Series - Institutional Shares:
Janus Subaccount
176,991 Shares (Cost $5,050,669)	4,681,422	4,676,563	4,859	4,681,422
Overseas Subaccount
61,527 Shares (Cost $2,262,875)	2,335,561	2,310,671	24,890	2,335,561
Worldwide Subaccount
69,653 Shares (Cost $2,276,112)	2,141,120	2,124,464	16,656	2,141,120
Balanced Subaccount
279,643 Shares (Cost $7,207,368)	7,597,903	7,553,618	44,285	7,597,903
Legg Mason Partners Variable Equity Trust - Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount
715,046 Shares (Cost $14,097,840)	14,708,496	14,707,049	1,447	14,708,496
Legg Mason ClearBridge Variable Equity Income Builder Subaccount
1,298,236 Shares (Cost $14,402,056)	15,046,554	15,046,554	0	15,046,554
Legg Mason ClearBridge Variable Large Cap Value Subaccount
1,143,016 Shares (Cost $15,798,140)	17,613,877	17,613,877	0	17,613,877
Legg Mason Dynamic Multi-Strategy VIT Subaccount
18,264,898 Shares (Cost $192,799,631)	196,712,947	196,712,947	0	196,712,947

The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2012

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
183,073 Shares (Cost $3,677,191)	$3,670,612	$3,670,612	$0	$3,670,612
Small Cap Value Subaccount
31,491 Shares (Cost $316,521)	296,015	296,015	0	296,015
Discovery Subaccount
170,880 Shares (Cost $2,198,190)	4,299,346	4,235,879	63,467	4,299,346
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
132,582 Shares (Cost $1,378,004)	1,410,677	1,410,677	0	1,410,677
U.S. Real Estate Subaccount
224,257 Shares (Cost $3,192,158)	3,496,160	3,473,849	22,311	3,496,160
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
22,019,251 Shares (Cost $231,815,768)	236,927,139	236,919,644	7,495	236,927,139
Structured U.S. Equity Subaccount
2,229,954 Shares (Cost $25,851,017)	27,071,641	27,050,415	21,226	27,071,641
Strategic Growth Subaccount
686,931 Shares (Cost $7,452,907)	9,520,858	9,520,858	0	9,520,858
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
16,027,847 Shares (Cost $317,309,093)	356,138,751	356,033,259	105,492	356,138,751
U.S. Small-Mid Cap Equity Subaccount
4,174,248 Shares (Cost $37,429,498)	30,430,267	30,418,370	11,897	30,430,267
U.S. Strategic Equity Subaccount
353,713 Shares (Cost $3,052,761)	3,692,768	3,692,768	0	3,692,768
International Equity Subaccount
49,212,327 Shares (Cost $484,889,195)	547,241,076	547,210,514	30,562	547,241,076
Multi-Asset Targeted Volatility Subaccount
2,568,331 Shares (Cost $26,568,496)	27,070,210	27,070,210	0	27,070,210
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
8,306,577 Shares (Cost $113,352,220)	129,333,407	129,300,993	32,414	129,333,407
Jennison Subaccount
574,009 Shares (Cost $12,901,842)	15,205,509	15,205,509	0	15,205,509

The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2012

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
14,471,118 Shares (Cost $422,888,257)	$433,844,113	$433,762,386	$81,727	$433,844,113
VIP Contrafund Subaccount
14,466,859 Shares (Cost $329,832,541)	376,138,326	376,051,646	86,680	376,138,326
VIP Growth Subaccount
832,318 Shares (Cost $30,231,404)	34,657,708	34,606,292	51,416	34,657,708
VIP Equity-Income Subaccount
6,660,535 Shares (Cost $130,962,238)	130,679,698	130,679,698	0	130,679,698
VIP Real Estate Subaccount
7,782,817 Shares (Cost $106,820,992)	132,541,371	132,533,355	8,016	132,541,371
Janus Aspen Series - Service Shares:
Janus Subaccount
817,413 Shares (Cost $17,716,951)	21,358,995	21,269,893	89,102	21,358,995
Worldwide Subaccount
774,871 Shares (Cost $20,648,395)	23,494,076	23,494,076	0	23,494,076
Balanced Subaccount
4,482,243 Shares (Cost $123,020,787)	127,385,355	127,385,355	0	127,385,355
Overseas Subaccount
6,923,752 Shares (Cost $291,697,405)	256,386,523	256,386,523	0	256,386,523
INTECH U.S. Low Volatility Subaccount
1,304,890 Shares (Cost $13,026,976)	12,944,511	12,944,511	0	12,944,511
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
983,446 Shares (Cost $12,213,004)	16,708,753	16,655,397	53,356	16,708,753
Mid Cap Value Subaccount
19,199,477 Shares (Cost $102,226,624)	156,859,726	156,806,708	53,018	156,859,726
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Growth & Income Subaccount
5,443 Shares (Cost $116,394)	112,455	112,455	0	112,455
Small Cap Growth Subaccount
1,711 Shares (Cost $15,928)	31,410	31,410	0	31,410
Dynamic Asset Allocation Subaccount
15,130,345 Shares (Cost $153,184,908)	158,868,626	158,868,626	0	158,868,626

The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2012

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount
1,342,288 Shares (Cost $20,001,207)	$20,147,744	$20,124,683	$23,061	$20,147,744
Investors Growth Stock Subaccount
790,748 Shares (Cost $7,935,126)	9,433,618	9,414,940	18,678	9,433,618
Mid Cap Growth Subaccount
3,755,715 Shares (Cost $21,063,144)	23,961,459	23,961,459	0	23,961,459
Total Return Subaccount
2,836,008 Shares (Cost $51,844,649)	56,152,962	56,152,962	0	56,152,962
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
48,014,795 Shares (Cost $645,869,424)	684,210,832	683,959,128	251,704	684,210,832
Total Return Subaccount
149,017,681 Shares (Cost $1,653,460,752)	1,721,154,213	1,720,843,101	311,112	1,721,154,213
Global Bond Subaccount
19,318,595 Shares (Cost $262,238,320)	265,051,121	264,971,160	79,961	265,051,121
CommodityRealReturn Strategy Subaccount
25,423,213 Shares (Cost $204,165,901)	181,267,506	181,267,506	0	181,267,506
Global Diversified Allocation Subaccount
8,860,680 Shares (Cost $88,549,942)	88,606,797	88,606,797	0	88,606,797
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
8,800 Shares (Cost $134,602)	188,058	188,058	0	188,058
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
1,094,031 Shares (Cost $39,792,051)	44,034,734	44,034,734	0	44,034,734
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
39,918,998 Shares (Cost $385,763,960)	440,306,547	440,213,848	92,699	440,306,547
Micro-Cap Subaccount
10,687,685 Shares (Cost $112,377,937)	117,030,149	117,008,097	22,052	117,030,149
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2,937,440 Shares (Cost $29,859,075)	31,195,608	31,191,733	3,875	31,195,608
U.S. Real Estate Subaccount
6,271,076 Shares (Cost $76,540,665)	97,327,104	97,290,395	36,709	97,327,104
Growth Subaccount
888,544 Shares (Cost $17,828,004)	19,103,694	19,084,903	18,791	19,103,694

The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2012

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. Comstock Series I Subaccount
2,514 Shares (Cost $31,744)	$33,363	$33,363	$0	$33,363
Invesco V.I. International Growth Series II Subaccount
667,766 Shares (Cost $19,745,873)	19,819,283	19,818,054	1,229	19,819,283
Invesco V.I. Balanced-Risk Allocation Series II Subaccount
63,338,346 Shares (Cost $771,624,931)	796,163,005	796,163,005	0	796,163,005
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount
8,269,349 Shares (Cost $122,690,397)	124,619,089	124,619,089	0	124,619,089
Franklin Flex Cap Growth Securities Subaccount
5,854,741 Shares (Cost $67,936,588)	77,341,123	77,338,709	2,414	77,341,123
Templeton Foreign Securities Subaccount
11,892,119 Shares (Cost $157,055,202)	170,889,748	170,876,691	13,057	170,889,748
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount (a)
3,855,463 Shares (Cost $52,874,817)	51,778,871	51,777,649	1,222	51,778,871
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
1,520,174 Shares (Cost $19,328,779)	22,483,370	22,483,370	0	22,483,370
Managed Volatility Fund II Subaccount
10,824,780 Shares (Cost $100,246,466)	103,484,894	103,484,894	0	103,484,894
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
36,957,132 Shares (Cost $343,075,931)	397,289,167	397,289,167	0	397,289,167
Structured U.S. Equity Subaccount
171,782 Shares (Cost $1,772,069)	2,088,863	2,088,863	0	2,088,863
Strategic Growth Subaccount
765,292 Shares (Cost $8,919,170)	10,599,300	10,599,300	0	10,599,300
Global Markets Navigator Subaccount
2,410,203 Shares (Cost $24,238,371)	24,969,700	24,969,700	0	24,969,700
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount
7,610,483 Shares (Cost $107,584,212)	116,592,596	116,592,596	0	116,592,596
Franklin Flex Cap Growth Securities Subaccount
15,653,910 Shares (Cost $174,422,011)	205,379,297	205,379,297	0	205,379,297
Templeton Foreign Securities Subaccount
25,930,145 Shares (Cost $329,999,809)	375,468,493	375,468,493	0	375,468,493
Franklin Templeton VIP Founding Funds Allocation Subaccount
3,827,011 Shares (Cost $26,953,213)	32,491,321	32,491,321	0	32,491,321

The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2012

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
39,833,076 Shares (Cost $370,387,372)	427,245,594	427,245,594	0	427,245,594
VIP Global Natural Resources Subaccount
14,760,287 Shares (Cost $81,290,845)	74,387,419	74,387,419	0	74,387,419
VIP Science and Technology Subaccount
2,186,360 Shares (Cost $35,308,646)	39,581,211	39,581,211	0	39,581,211
Northern Lights Variable Trust - Class II:
TOPS™ Protected Balanced ETF Subaccount
30,634,227 Shares (Cost $316,184,067)	328,092,568	328,092,568	0	328,092,568
TOPS™ Protected Moderate Growth ETF Subaccount
46,331,359 Shares (Cost $474,542,930)	494,355,596	494,355,596	0	494,355,596
TOPS™ Protected Growth ETF Subaccount
53,227,855 Shares (Cost $520,213,091)	542,391,845	542,391,845	0	542,391,845

Totals	$14,081,254,945	$14,078,852,150	$2,402,795	$14,081,254,945

(a)	Name change was effective May 1, 2012:

AMT Mid Cap Intrinsic Value Subaccount formerly known as AMT Regency Subaccount

The accompanying notes are an integral part of these financial statements

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2012

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount	Millennium Subaccount	International Small-Mid Company Subaccount
	2012	2012	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$1,930,460	$0	$0	$217,850	$0	$511,384	$0	$0
Risk and administrative expense (note 2)	(1,862,490)	(2,798,560)	(1,836,570)	(207,517)	(2,025,028)	(1,145,624)	(195,990)	(631,331)

Net investment activity	67,970	(2,798,560)	(1,836,570)	10,333	(2,025,028)	(634,240)	(195,990)	(631,331)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(2,873,821)	350	5,927,020	245,084	3,386,296	5,058,208	806,971	1,080,213
Unrealized gain (loss)	21,988,832	0	3,906,895	1,494,283	25,830,000	8,640,980	648,745	8,638,559

Net gain (loss) on investments	19,115,011	350	9,833,915	1,739,367	29,216,296	13,699,188	1,455,716	9,718,772

Net increase (decrease) in contract owners’ equity from operations	$19,182,981	$(2,798,210)	$7,997,345	$1,749,700	$27,191,268	$13,064,948	$1,259,726	$9,087,441

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2012

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	500 Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2012	2012	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$0	$0	$0	$2,000,130	$3,766,240	$0	$0	$388,681
Risk and administrative expense (note 2)	(249,437)	(285,825)	(553,208)	(1,693,700)	(1,871,378)	(3,590,445)	(625,518)	(721,138)

Net investment activity	(249,437)	(285,825)	(553,208)	306,430	1,894,862	(3,590,445)	(625,518)	(332,457)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	722,688	1,760,608	1,956,004	4,815,434	1,622,829	13,649,156	2,651,110	4,526,809
Unrealized gain (loss)	3,005,194	1,914,072	5,625,637	11,402,883	(1,095,018)	23,089,428	3,244,948	3,595,350

Net gain (loss) on investments	3,727,882	3,674,680	7,581,641	16,218,317	527,811	36,738,584	5,896,058	8,122,159

Net increase (decrease) in contract owners’ equity from operations	$3,478,445	$3,388,855	$7,028,433	$16,524,747	$2,422,673	$33,148,139	$5,270,540	$7,789,702

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2012

	Ohio National Fund, Inc.
	Bristol Subaccount	Bryton Growth Subaccount	U.S. Equity Subaccount	Balanced Subaccount	Income Opportunity Subaccount	Target VIP Subaccount	Target Equity/Income Subaccount	Bristol Growth Subaccount
	2012	2012	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$1,087,118	$0	$80,019	$0	$0	$287,640	$414,226	$449,554
Risk and administrative expense (note 2)	(2,463,637)	(1,891,633)	(183,953)	(383,112)	(111,395)	(276,592)	(272,650)	(1,299,811)

Net investment activity	(1,376,519)	(1,891,633)	(103,934)	(383,112)	(111,395)	11,048	141,576	(850,257)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	5,086,843	8,241,459	90,679	477,897	429,587	217,080	(420,449)	3,997,158
Unrealized gain (loss)	18,173,513	8,194,594	1,665,945	2,138,714	193,066	2,448,558	2,185,594	6,446,884

Net gain (loss) on investments	23,260,356	16,436,053	1,756,624	2,616,611	622,653	2,665,638	1,765,145	10,444,042

Net increase (decrease) in contract owners’ equity from operations	$21,883,837	$14,544,420	$1,652,690	$2,233,499	$511,258	$2,676,686	$1,906,721	$9,593,785

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2012

	Fidelity Variable Insurance Products Fund - Initial Class			Janus Aspen Series - Institutional Shares
	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP High Income Subaccount	Janus Subaccount	Overseas Subaccount	Worldwide Subaccount	Balanced Subaccount
	2012	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$5,492	$22,268	$4,728	$26,368	$17,046	$18,194	$219,816
Risk and administrative expense (note 2)	(12,343)	(9,295)	(1,100)	(62,447)	(30,893)	(26,606)	(99,253)

Net investment activity	(6,851)	12,973	3,628	(36,079)	(13,847)	(8,412)	120,563

Reinvested capital gains	0	46,043	0	82,149	253,843	0	571,848

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	11,620	(14,492)	(5,765)	(111,359)	28,960	(63,281)	133,588
Unrealized gain (loss)	113,476	61,494	12,223	833,640	20,617	433,257	102,874

Net gain (loss) on investments	125,096	47,002	6,458	722,281	49,577	369,976	236,462

Net increase (decrease) in contract owners’ equity from operations	$118,245	$106,018	$10,086	$768,351	$289,573	$361,564	$928,873

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2012

	Legg Mason Partners Variable Equity Trust - Class I				Wells Fargo Advantage Variable Trust Funds
	Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount	Legg Mason ClearBridge Variable Equity Income Builder Subaccount	Legg Mason ClearBridge Variable Large Cap Value Subaccount	Legg Mason Dynamic Multi-Strategy VIT Subaccount	Opportunity Subaccount	Small Cap Value Subaccount	Discovery Subaccount
	2012	2012	2012	2012 (a)	2012	2012	2012
Investment activity:
Reinvested dividends	$246,087	$417,805	$383,379	$2,477,179	$3,484	$2,533	$0
Risk and administrative expense (note 2)	(195,959)	(149,791)	(174,860)	(1,062,298)	(50,137)	(4,023)	(62,198)

Net investment activity	50,128	268,014	208,519	1,414,881	(46,653)	(1,490)	(62,198)

Reinvested capital gains	0	0	16,987	10,814	1,278	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	36,184	157,418	452,111	74,790	(80,201)	(2,200)	550,805
Unrealized gain (loss)	1,828,969	869,008	1,327,768	3,913,315	641,691	37,343	214,386

Net gain (loss) on investments	1,865,153	1,026,426	1,779,879	3,988,105	561,490	35,143	765,191

Net increase (decrease) in contract owners’ equity from operations	$1,915,281	$1,294,440	$2,005,385	$5,413,800	$516,115	$33,653	$702,993

(a)	Period from January 1, 2012, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2012

	The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)		Goldman Sachs Variable Insurance Trust - Institutional Shares
	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Large Cap Value Subaccount	Structured U.S. Equity Subaccount	Strategic Growth Subaccount
	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$66,255	$29,091	$3,267,950	$480,391	$64,556
Risk and administrative expense (note 2)	(19,470)	(43,832)	(3,511,758)	(358,012)	(125,588)

Net investment activity	46,785	(14,741)	(243,808)	122,379	(61,032)

Reinvested capital gains	0	0	5,773,591	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,865	47,602	(3,245,855)	141,213	568,395
Unrealized gain (loss)	61,024	440,866	41,757,663	3,177,307	1,145,875

Net gain (loss) on investments	62,889	488,468	38,511,808	3,318,520	1,714,270

Net increase (decrease) in contract owners’ equity from operations	$109,674	$473,727	$44,041,591	$3,440,899	$1,653,238

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2012

	Lazard Retirement Series, Inc. - Service Shares					The Prudential Series Fund, Inc. - Class II
	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount	Multi-Asset Targeted Volatility Subaccount	Jennison 20/20 Focus Subaccount	Jennison Subaccount
	2012	2012	2012	2012	2012 (b)	2012	2012
Investment activity:
Reinvested dividends	$5,539,406	$0	$40,952	$8,895,521	$7,281	$0	$0
Risk and administrative expense (note 2)	(4,421,295)	(1,258,921)	(46,580)	(6,801,932)	(92,172)	(3,296,345)	(205,859)

Net investment activity	1,118,111	(1,258,921)	(5,628)	2,093,589	(84,891)	(3,296,345)	(205,859)

Reinvested capital gains	4,021,683	8,649,734	0	0	76,439	12,947,928	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	5,500,070	3,869,988	73,896	5,954,054	18,111	20,090,450	1,666,705
Unrealized gain (loss)	52,784,778	(984,612)	344,427	85,753,195	501,714	(14,104,278)	640,296

Net gain (loss) on investments	58,284,848	2,885,376	418,323	91,707,249	519,825	5,986,172	2,307,001

Net increase (decrease) in contract owners’ equity from operations	$63,424,642	$10,276,189	$412,695	$93,800,838	$511,373	$15,637,755	$2,101,142

(b)	Period from May 1, 2012, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2012

	Fidelity Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount
	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$1,678,913	$4,173,498	$123,133	$3,698,417	$1,621,212
Risk and administrative expense (note 2)	(5,657,656)	(4,916,122)	(439,152)	(1,637,551)	(1,604,910)

Net investment activity	(3,978,743)	(742,624)	(316,019)	2,060,866	16,302

Reinvested capital gains	34,688,281	0	0	8,149,219	2,452,218

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,538,184	8,237,492	1,237,904	106,830	8,478,246
Unrealized gain (loss)	15,509,714	43,993,325	3,049,688	7,956,897	7,852,149

Net gain (loss) on investments	22,047,898	52,230,817	4,287,592	8,063,727	16,330,395

Net increase (decrease) in contract owners’ equity from operations	$52,757,436	$51,488,193	$3,971,573	$18,273,812	$18,798,915

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2012

	Janus Aspen Series - Service Shares					J.P. Morgan Insurance Trust - Class I
	Janus Subaccount	Worldwide Subaccount	Balanced Subaccount	Overseas Subaccount	INTECH U.S. Low Volatility Subaccount	Small Cap Core Subaccount	Mid Cap Value Subaccount
	2012	2012	2012	2012	2012 (c)	2012	2012
Investment activity:
Reinvested dividends	$95,055	$170,140	$3,212,116	$1,562,521	$25,547	$27,729	$1,569,236
Risk and administrative expense (note 2)	(291,531)	(275,908)	(1,632,948)	(3,351,562)	(14,948)	(177,354)	(1,906,218)

Net investment activity	(196,476)	(105,768)	1,579,168	(1,789,041)	10,599	(149,625)	(336,982)

Reinvested capital gains	373,788	0	8,797,760	27,307,064	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	892,610	375,053	1,536,807	(12,458,991)	1,028	984,510	10,377,570
Unrealized gain (loss)	2,400,199	3,160,299	2,245,920	16,387,983	(82,465)	1,480,990	15,170,517

Net gain (loss) on investments	3,292,809	3,535,352	3,782,727	3,928,992	(81,437)	2,465,500	25,548,087

Net increase (decrease) in contract owners’ equity from operations	$3,470,121	$3,429,584	$14,159,655	$29,447,015	$(70,838)	$2,315,875	$25,211,105

(c)	Period from October 1, 2012, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2012

	AllianceBernstein Variable Product Series Fund, Inc. - Class B			MFS Variable Insurance Trust - Service Class
	Growth & Income Subaccount	Small Cap Growth Subaccount	Dynamic Asset Allocation Subaccount	New Discovery Subaccount	Investors Growth Stock Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount
	2012	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$1,662	$0	$138,405	$0	$19,160	$0	$1,428,765
Risk and administrative expense (note 2)	(1,666)	(433)	(1,111,831)	(218,420)	(110,474)	(298,537)	(728,387)

Net investment activity	(4)	(433)	(973,426)	(218,420)	(91,314)	(298,537)	700,378

Reinvested capital gains	0	1,153	63,879	1,566,941	422,228	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(654)	229	157,697	(67,503)	271,141	428,329	708,004
Unrealized gain (loss)	18,274	2,699	5,625,269	1,570,775	601,432	3,046,446	3,780,826

Net gain (loss) on investments	17,620	2,928	5,782,966	1,503,272	872,573	3,474,775	4,488,830

Net increase (decrease) in contract owners’ equity from operations	$17,616	$3,648	$4,873,419	$2,851,793	$1,203,487	$3,176,238	$5,189,208

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2012

	PIMCO Variable Insurance Trust - Administrative Shares					Calvert Variable Series, Inc.	Dreyfus Variable Investment Fund - Service Shares
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn Strategy Subaccount	Global Diversified Allocation Subaccount	VP SRI Equity Subaccount	Appreciation Subaccount
	2012	2012	2012	2012	2012 (b)	2012	2012
Investment activity:
Reinvested dividends	$7,167,251	$43,655,277	$4,205,325	$4,846,185	$1,123,374	$186	$1,223,296
Risk and administrative expense (note 2)	(8,599,360)	(22,088,801)	(3,343,071)	(2,273,067)	(253,360)	(2,348)	(489,574)

Net investment activity	(1,432,109)	21,566,476	862,254	2,573,118	870,014	(2,162)	733,722

Reinvested capital gains	34,766,415	32,100,334	14,889,732	5,742,122	0	6,208	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	13,943,128	15,616,766	3,288,997	(3,727,245)	43,226	20,822	1,412,754
Unrealized gain (loss)	(519,270)	63,407,254	(5,054,244)	2,399,821	56,855	5,256	723,325

Net gain (loss) on investments	13,423,858	79,024,020	(1,765,247)	(1,327,424)	100,081	26,078	2,136,079

Net increase (decrease) in contract owners’ equity from operations	$46,758,164	$132,690,830	$13,986,739	$6,987,816	$970,095	$30,124	$2,869,801

(b)	Period from May 1, 2012, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2012

	Royce Capital Fund - Investment Class		The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Small-Cap Subaccount	Micro-Cap Subaccount	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Growth Subaccount
	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$471,179	$0	$1,263,196	$569,875	$0
Risk and administrative expense (note 2)	(4,868,209)	(1,621,388)	(381,768)	(1,270,522)	(262,468)

Net investment activity	(4,397,030)	(1,621,388)	881,428	(700,647)	(262,468)

Reinvested capital gains	10,844,902	2,546,001	0	0	984,379

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	9,775,982	1,174,987	270,620	5,091,425	570,115
Unrealized gain (loss)	23,211,147	5,101,908	995,082	8,465,634	902,887

Net gain (loss) on investments	32,987,129	6,276,895	1,265,702	13,557,059	1,473,002

Net increase (decrease) in contract owners’ equity from operations	$39,435,001	$7,201,508	$2,147,130	$12,856,412	$2,194,913

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2012

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)			Franklin Templeton Variable Insurance Products Trust - Class 2
	Invesco Van Kampen V.I. Comstock Series I Subaccount	Invesco V.I. International Growth Series II Subaccount	Invesco V.I. Balanced- Risk Allocation Series II Subaccount	Franklin Income Securities Subaccount	Franklin Flex Cap Growth Securities Subaccount	Templeton Foreign Securities Subaccount
	2012	2012	2012 (a)	2012	2012	2012
Investment activity:
Reinvested dividends	$552	$241,118	$5,490,345	$8,167,893	$0	$4,929,588
Risk and administrative expense (note 2)	(282)	(253,502)	(4,947,068)	(1,618,502)	(1,173,217)	(2,136,435)

Net investment activity	270	(12,384)	543,277	6,549,391	(1,173,217)	2,793,153

Reinvested capital gains	0	0	2,515,005	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(2)	(388,829)	979,346	(407,835)	5,756,326	255,057
Unrealized gain (loss)	4,867	2,817,147	24,538,073	7,127,268	3,538,507	22,904,593

Net gain (loss) on investments	4,865	2,428,318	25,517,419	6,719,433	9,294,833	23,159,650

Net increase (decrease) in contract owners’ equity from operations	$5,135	$2,415,934	$28,575,701	$13,268,824	$8,121,616	$25,952,803

(a)	Period from January 1, 2012, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2012

	Neuberger Berman Advisers Management Trust - S Class	Federated Insurance Series - Service Shares		Goldman Sachs Variable Insurance Trust - Service Shares
	AMT Mid Cap Intrinsic Value Subaccount	Kaufmann Fund II Subaccount	Managed Volatility Fund II Subaccount	Large Cap Value Subaccount	Structured U.S. Equity Subaccount	Strategic Growth Subaccount	Global Markets Navigator Subaccount
	2012	2012	2012 (a)	2012	2012	2012	2012 (b)
Investment activity:
Reinvested dividends	$187,592	$0	$357,794	$4,398,880	$31,553	$47,284	$0
Risk and administrative expense (note 2)	(678,193)	(293,889)	(568,517)	(6,321,175)	(34,594)	(121,437)	(83,946)

Net investment activity	(490,601)	(293,889)	(210,723)	(1,922,295)	(3,041)	(74,153)	(83,946)

Reinvested capital gains	12,513,684	0	718,498	9,708,243	0	0	31,836

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,729,915	1,031,158	2,024	32,175,416	233,741	381,696	16,245
Unrealized gain (loss)	(6,889,178)	2,338,425	3,238,428	36,231,252	61,674	1,061,978	731,329

Net gain (loss) on investments	(5,159,263)	3,369,583	3,240,452	68,406,668	295,415	1,443,674	747,574

Net increase (decrease) in contract owners’ equity from operations	$6,863,820	$3,075,694	$3,748,227	$76,192,616	$292,374	$1,369,521	$695,464

(a)	Period from January 1, 2012, date of commencement of operations
(b)	Period from May 1, 2012, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2012

	Franklin Templeton Variable Insurance Products Trust - Class 4				Ivy Funds Variable Insurance Portfolios, Inc.
	Franklin Income Securities Subaccount	Franklin Flex Cap Growth Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount
	2012	2012	2012	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$7,224,480	$0	$10,432,119	$858,524	$4,595,905	$0	$0
Risk and administrative expense (note 2)	(1,462,850)	(3,101,989)	(4,660,858)	(408,572)	(5,376,957)	(1,005,713)	(451,617)

Net investment activity	5,761,630	(3,101,989)	5,771,261	449,952	(781,052)	(1,005,713)	(451,617)

Reinvested capital gains	0	0	0	0	0	4,551,425	2,340,002

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,894,012	20,444,066	4,667,070	1,067,996	8,044,398	(2,616,498)	952,245
Unrealized gain (loss)	4,245,858	3,443,181	45,584,810	2,577,343	58,779,737	(729,483)	4,629,908

Net gain (loss) on investments	6,139,870	23,887,247	50,251,880	3,645,339	66,824,135	(3,345,981)	5,582,153

Net increase (decrease) in contract owners’ equity from operations	$11,901,500	$20,785,258	$56,023,141	$4,095,291	$66,043,083	$199,731	$7,470,538

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2012

	Northern Lights Variable Trust - Class II
	TOPS™ Protected Balanced ETF Subaccount	TOPS™ Protected Moderate Growth ETF Subaccount	TOPS™ Protected Growth ETF Subaccount	Total Subaccounts
	2012	2012	2012	2012
Investment activity:
Reinvested dividends	$223,839	$393,627	$291,334	$165,312,164
Risk and administrative expense (note 2)	(2,021,723)	(3,261,327)	(4,027,026)	(163,138,442)

Net investment activity	(1,797,884)	(2,867,700)	(3,735,692)	2,173,722

Reinvested capital gains	0	0	0	250,533,654

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	435,091	530,532	133,941	251,913,059
Unrealized gain (loss)	11,978,727	19,876,869	22,246,222	849,110,099

Net gain (loss) on investments	12,413,818	20,407,401	22,380,163	1,101,023,158

Net increase (decrease) in contract owners’ equity from operations	$10,615,934	$17,539,701	$18,644,471	$1,353,730,534

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount		Omni Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$67,970	$(707,838)	$(2,798,560)	$(3,165,536)	$(1,836,570)	$(1,658,239)	$10,333	$2,181
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(2,873,821)	(5,693,770)	350	18,773	5,927,020	5,307,462	245,084	268,404
Unrealized gain (loss)	21,988,832	(999,818)	0	0	3,906,895	2,491,313	1,494,283	(1,192,456)

Net increase (decrease) in contract owners’ equity from operations	19,182,981	(7,401,426)	(2,798,210)	(3,146,763)	7,997,345	6,140,536	1,749,700	(921,871)

Equity transactions:
Contract purchase payments (note 1)	3,293,090	6,540,042	12,378,474	13,408,074	4,915,686	7,216,391	478,574	517,949
Extra credit fund deposit (note 1)	6,069	11,726	32,033	31,363	17,830	25,580	2,272	4,920
Transfers (to) and from other subaccounts	(7,963,028)	(5,740,483)	12,270,447	44,803,879	7,641,327	8,215,318	(516,178)	(330,638)
Transfers (to) and from fixed dollar contract	(109,193)	(603,348)	(2,110,687)	2,231,030	3,205,858	2,209,864	(55,595)	(329,016)
Withdrawals and surrenders	(9,409,127)	(11,039,251)	(30,215,711)	(49,135,447)	(7,225,159)	(9,053,110)	(1,355,020)	(1,800,706)
Surrender charges (note 2)	(37,809)	(53,953)	(177,154)	(321,317)	(48,078)	(74,078)	(6,452)	(18,031)
Annual contract charges (note 2)	(1,185,437)	(1,154,861)	(2,142,901)	(2,653,865)	(1,289,120)	(1,028,521)	(83,047)	(76,645)
Annuity and death benefit payments	(4,035,671)	(4,167,437)	(9,608,150)	(10,365,241)	(5,458,197)	(3,419,109)	(592,767)	(408,931)

Net equity transactions	(19,441,106)	(16,207,565)	(19,573,649)	(2,001,524)	1,760,147	4,092,335	(2,128,213)	(2,441,098)

Net change in contract owners’ equity	(258,125)	(23,608,991)	(22,371,859)	(5,148,287)	9,757,492	10,232,871	(378,513)	(3,362,969)
Contract owners’ equity:
Beginning of period	142,183,237	165,792,228	238,917,245	244,065,532	134,658,023	124,425,152	17,113,428	20,476,397

End of period	$141,925,112	$142,183,237	$216,545,386	$238,917,245	$144,415,515	$134,658,023	$16,734,915	$17,113,428

Change in units:
Beginning units	17,924,093	19,967,667	20,031,548	20,154,121	8,000,165	7,699,470	1,314,536	1,461,417

Units purchased	876,747	1,559,497	12,444,485	23,416,233	2,620,980	2,858,576	103,051	155,124
Units redeemed	(3,132,110)	(3,603,071)	(14,073,575)	(23,538,806)	(2,467,960)	(2,557,881)	(235,400)	(302,005)

Ending units	15,668,730	17,924,093	18,402,458	20,031,548	8,153,185	8,000,165	1,182,187	1,314,536

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Ohio National Fund, Inc.
	International Subaccount		Capital Appreciation Subaccount		Millennium Subaccount		International Small-Mid Company Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,025,028)	$(2,178,803)	$(634,240)	$(840,738)	$(195,990)	$(223,305)	$(631,331)	$(698,310)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	3,386,296	3,936,591	5,058,208	4,296,783	806,971	1,358,102	1,080,213	1,745,859
Unrealized gain (loss)	25,830,000	(28,579,341)	8,640,980	(5,742,854)	648,745	(1,526,460)	8,638,559	(11,295,247)

Net increase (decrease) in contract owners’ equity from operations	27,191,268	(26,821,553)	13,064,948	(2,286,809)	1,259,726	(391,663)	9,087,441	(10,247,698)

Equity transactions:
Contract purchase payments (note 1)	2,079,472	3,660,269	1,904,443	2,654,649	229,516	1,014,535	1,176,903	2,158,885
Extra credit fund deposit (note 1)	12,529	21,259	13,004	20,706	1,038	9,006	3,513	12,421
Transfers (to) and from other subaccounts	(6,878,285)	6,507,466	(5,555,115)	(1,552,852)	(919,289)	(1,047,207)	(892,451)	(4,005,380)
Transfers (to) and from fixed dollar contract	(149,821)	207,589	7,714	(176,813)	(51,880)	(328,593)	724,200	313,843
Withdrawals and surrenders	(9,563,961)	(10,687,122)	(5,883,582)	(6,813,961)	(1,345,524)	(1,753,020)	(2,086,503)	(2,381,399)
Surrender charges (note 2)	(49,305)	(74,363)	(26,812)	(37,417)	(7,666)	(10,273)	(18,524)	(19,942)
Annual contract charges (note 2)	(1,518,876)	(1,545,212)	(685,742)	(702,388)	(85,524)	(88,017)	(512,294)	(500,685)
Annuity and death benefit payments	(4,582,686)	(4,627,217)	(2,163,518)	(2,404,548)	(290,767)	(243,021)	(1,090,377)	(995,054)

Net equity transactions	(20,650,933)	(6,537,331)	(12,389,608)	(9,012,624)	(2,470,096)	(2,446,590)	(2,695,533)	(5,417,311)

Net change in contract owners’ equity	6,540,335	(33,358,884)	675,340	(11,299,433)	(1,210,370)	(2,838,253)	6,391,908	(15,665,009)
Contract owners’ equity:
Beginning of period	150,928,599	184,287,483	86,314,107	97,613,540	15,751,815	18,590,068	44,399,508	60,064,517

End of period	$157,468,934	$150,928,599	$86,989,447	$86,314,107	$14,541,445	$15,751,815	$50,791,416	$44,399,508

Change in units:
Beginning units	16,403,782	16,684,220	4,401,706	4,804,147	1,501,184	1,724,377	3,224,012	3,530,250

Units purchased	1,207,406	2,478,132	325,719	550,528	85,643	380,491	540,539	547,836
Units redeemed	(3,185,763)	(2,758,570)	(888,016)	(952,969)	(302,824)	(603,684)	(696,706)	(854,074)

Ending units	14,425,425	16,403,782	3,839,409	4,401,706	1,284,003	1,501,184	3,067,845	3,224,012

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount		Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500 Index Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(249,437)	$(217,528)	$(285,825)	$(278,982)	$(553,208)	$(537,245)	$306,430	$115,353
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	722,688	442,491	1,760,608	1,809,779	1,956,004	1,613,394	4,815,434	4,215,037
Unrealized gain (loss)	3,005,194	(1,319,244)	1,914,072	(1,284,913)	5,625,637	(2,891,870)	11,402,883	(3,989,783)

Net increase (decrease) in contract owners’ equity from operations	3,478,445	(1,094,281)	3,388,855	245,884	7,028,433	(1,815,721)	16,524,747	340,607

Equity transactions:
Contract purchase payments (note 1)	1,092,886	1,923,262	695,365	1,369,873	2,721,929	2,422,654	6,737,562	7,393,084
Extra credit fund deposit (note 1)	1,386	4,295	6,466	9,900	2,573	2,603	2,408	6,326
Transfers (to) and from other subaccounts	2,724,569	(1,835,306)	(676,628)	(99,161)	711,081	(1,033,335)	18,959,572	(3,817,106)
Transfers (to) and from fixed dollar contract	155,022	469,448	931,290	(686,387)	230,516	229,438	874,229	1,280,237
Withdrawals and surrenders	(1,067,118)	(1,082,063)	(1,068,185)	(735,600)	(2,720,293)	(3,107,831)	(5,246,830)	(6,868,927)
Surrender charges (note 2)	(12,528)	(9,425)	(9,912)	(9,410)	(12,828)	(15,165)	(38,859)	(59,998)
Annual contract charges (note 2)	(191,564)	(150,064)	(232,162)	(222,723)	(357,351)	(307,233)	(1,183,056)	(952,752)
Annuity and death benefit payments	(362,024)	(486,608)	(395,394)	(413,332)	(901,617)	(708,005)	(2,522,552)	(1,959,360)

Net equity transactions	2,340,629	(1,166,461)	(749,160)	(786,840)	(325,990)	(2,516,874)	17,582,474	(4,978,496)

Net change in contract owners’ equity	5,819,074	(2,260,742)	2,639,695	(540,956)	6,702,443	(4,332,595)	34,107,221	(4,637,889)
Contract owners’ equity:
Beginning of period	16,441,651	18,702,393	20,942,440	21,483,396	39,301,901	43,634,496	113,995,077	118,632,966

End of period	$22,260,725	$16,441,651	$23,582,135	$20,942,440	$46,004,344	$39,301,901	$148,102,298	$113,995,077

Change in units:
Beginning units	2,651,431	2,843,511	2,626,683	2,740,410	2,634,919	2,751,530	9,396,373	9,816,107

Units purchased	932,106	647,295	810,927	1,032,213	526,041	467,426	3,500,200	2,292,746
Units redeemed	(665,347)	(839,375)	(885,903)	(1,145,940)	(522,043)	(584,037)	(2,037,433)	(2,712,480)

Ending units	2,918,190	2,651,431	2,551,707	2,626,683	2,638,917	2,634,919	10,859,140	9,396,373

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Ohio National Fund, Inc.
	Strategic Value Subaccount		High Income Bond Subaccount		Capital Growth Subaccount		Nasdaq-100 Index Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,894,862	$184,311	$(3,590,445)	$(3,315,744)	$(625,518)	$(619,250)	$(332,457)	$(423,706)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	1,622,829	682,833	13,649,156	15,144,762	2,651,110	4,511,845	4,526,809	4,141,651
Unrealized gain (loss)	(1,095,018)	2,355,588	23,089,428	(2,868,704)	3,244,948	(5,910,048)	3,595,350	(2,832,477)

Net increase (decrease) in contract owners’ equity from operations	2,422,673	3,222,732	33,148,139	8,960,314	5,270,540	(2,017,453)	7,789,702	885,468

Equity transactions:
Contract purchase payments (note 1)	5,838,698	2,863,346	12,342,651	29,070,063	2,797,223	3,242,690	1,964,360	2,926,935
Extra credit fund deposit (note 1)	7,234	1,426	38,466	58,863	2,166	5,461	2,745	4,246
Transfers (to) and from other subaccounts	218,946,403	12,130,570	6,653,833	(13,902,509)	(1,802,388)	1,861,037	5,179,063	257,601
Transfers (to) and from fixed dollar contract	2,414,100	491,638	7,925,794	(8,115,515)	967,035	(579,893)	1,528,261	742,965
Withdrawals and surrenders	(3,254,225)	(1,200,380)	(8,624,155)	(8,828,057)	(1,960,977)	(2,333,671)	(2,442,672)	(2,706,377)
Surrender charges (note 2)	(34,564)	(12,211)	(86,619)	(117,002)	(12,172)	(14,884)	(14,784)	(27,505)
Annual contract charges (note 2)	(1,593,189)	(231,456)	(3,003,791)	(2,558,035)	(452,265)	(412,050)	(554,705)	(414,315)
Annuity and death benefit payments	(2,674,354)	(606,660)	(6,259,206)	(6,298,554)	(1,068,013)	(944,029)	(1,326,974)	(1,028,773)

Net equity transactions	219,650,103	13,436,273	8,986,973	(10,690,746)	(1,529,391)	824,661	4,335,294	(245,223)

Net change in contract owners’ equity	222,072,776	16,659,005	42,135,112	(1,730,432)	3,741,149	(1,192,792)	12,124,996	640,245
Contract owners’ equity:
Beginning of period	36,215,947	19,556,942	250,651,169	252,381,601	44,168,011	45,360,803	47,746,328	47,106,083

End of period	$258,288,723	$36,215,947	$292,786,281	$250,651,169	$47,909,160	$44,168,011	$59,871,324	$47,746,328

Change in units:
Beginning units	3,242,375	1,983,155	14,095,798	14,435,962	1,806,106	1,770,957	9,233,811	9,372,217

Units purchased	20,953,458	2,018,022	4,126,468	4,900,332	393,636	731,968	3,704,239	3,484,803
Units redeemed	(2,512,820)	(758,802)	(3,518,552)	(5,240,496)	(446,865)	(696,819)	(3,075,307)	(3,623,209)

Ending units	21,683,013	3,242,375	14,703,714	14,095,798	1,752,877	1,806,106	9,862,743	9,233,811

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		U.S. Equity Subaccount		Balanced Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,376,519)	$(1,435,837)	$(1,891,633)	$(1,723,989)	$(103,934)	$(172,764)	$(383,112)	$114,358
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	5,086,843	3,109,451	8,241,459	3,272,266	90,679	(198,803)	477,897	312,847
Unrealized gain (loss)	18,173,513	(15,795,166)	8,194,594	(13,479,688)	1,665,945	(27,193)	2,138,714	(394,324)

Net increase (decrease) in contract owners’ equity from operations	21,883,837	(14,121,552)	14,544,420	(11,931,411)	1,652,690	(398,760)	2,233,499	32,881

Equity transactions:
Contract purchase payments (note 1)	6,638,330	23,316,187	5,378,209	19,622,462	737,956	896,749	34,316,162	666,646
Extra credit fund deposit (note 1)	14,265	44,163	11,926	35,483	234	1,048	36,138	2,682
Transfers (to) and from other subaccounts	(9,806,217)	6,158,394	(13,377,830)	13,206,874	(160,921)	(1,241,960)	14,022,550	2,482,626
Transfers (to) and from fixed dollar contract	3,300,442	5,951,683	3,159,143	4,830,649	763,102	450,712	3,470,472	169,631
Withdrawals and surrenders	(4,835,991)	(4,969,849)	(3,475,046)	(3,273,354)	(535,731)	(389,993)	(480,653)	(364,427)
Surrender charges (note 2)	(55,282)	(64,494)	(42,207)	(42,649)	(1,401)	(6,916)	(6,655)	(4,673)
Annual contract charges (note 2)	(2,191,309)	(1,888,648)	(1,711,462)	(1,435,934)	(120,634)	(110,308)	(206,900)	(144,920)
Annuity and death benefit payments	(3,993,096)	(3,696,149)	(2,830,730)	(2,554,618)	(315,530)	(294,755)	(509,975)	(268,935)

Net equity transactions	(10,928,858)	24,851,287	(12,887,997)	30,388,913	367,075	(695,423)	50,641,139	2,538,630

Net change in contract owners’ equity	10,954,979	10,729,735	1,656,423	18,457,502	2,019,765	(1,094,183)	52,874,638	2,571,511
Contract owners’ equity:
Beginning of period	182,757,060	172,027,325	146,757,494	128,299,992	12,378,933	13,473,116	15,861,979	13,290,468

End of period	$193,712,039	$182,757,060	$148,413,917	$146,757,494	$14,398,698	$12,378,933	$68,736,617	$15,861,979

Change in units:
Beginning units	15,411,491	13,234,534	13,366,319	10,494,205	1,312,773	1,384,399	1,165,187	983,488

Units purchased	2,513,446	4,043,575	2,575,420	4,487,681	225,491	221,087	3,886,767	489,456
Units redeemed	(3,263,634)	(1,866,618)	(3,639,042)	(1,615,567)	(184,564)	(292,713)	(310,885)	(307,757)

Ending units	14,661,303	15,411,491	12,302,697	13,366,319	1,353,700	1,312,773	4,741,069	1,165,187

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Ohio National Fund, Inc.
	Income Opportunity Subaccount		Target VIP Subaccount		Target Equity/Income Subaccount		Bristol Growth Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(111,395)	$(109,653)	$11,048	$(73,498)	$141,576	$57,330	$(850,257)	$(802,624)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	429,587	137,450	217,080	42,380	(420,449)	(541,361)	3,997,158	2,336,575
Unrealized gain (loss)	193,066	(244,971)	2,448,558	(538,368)	2,185,594	(2,387,938)	6,446,884	(4,103,796)

Net increase (decrease) in contract owners’ equity from operations	511,258	(217,174)	2,676,686	(569,486)	1,906,721	(2,871,969)	9,593,785	(2,569,845)

Equity transactions:
Contract purchase payments (note 1)	331,300	999,044	257,956	1,574,637	720,905	1,615,196	4,060,063	15,542,599
Extra credit fund deposit (note 1)	1,045	4,905	679	2,545	2,328	1,132	7,361	33,427
Transfers (to) and from other subaccounts	(2,001,868)	656,466	(1,228,807)	(1,056,141)	(944,578)	(2,135,964)	(3,564,077)	1,435,124
Transfers (to) and from fixed dollar contract	74,421	228,184	164,207	151,145	260,637	356,849	2,278,436	4,091,877
Withdrawals and surrenders	(173,555)	(252,635)	(386,494)	(573,062)	(790,845)	(686,371)	(1,852,336)	(1,679,879)
Surrender charges (note 2)	(3,134)	(4,148)	(3,401)	(5,303)	(8,376)	(12,662)	(29,793)	(31,397)
Annual contract charges (note 2)	(84,301)	(70,600)	(311,962)	(293,496)	(271,608)	(265,448)	(1,193,427)	(968,258)
Annuity and death benefit payments	(102,970)	(136,674)	(591,213)	(543,243)	(563,787)	(515,979)	(1,849,452)	(1,613,895)

Net equity transactions	(1,959,062)	1,424,542	(2,099,035)	(742,918)	(1,595,324)	(1,643,247)	(2,143,225)	16,809,598

Net change in contract owners’ equity	(1,447,804)	1,207,368	577,651	(1,312,404)	311,397	(4,515,216)	7,450,560	14,239,753
Contract owners’ equity:
Beginning of period	8,903,853	7,696,485	19,869,154	21,181,558	19,947,749	24,462,965	95,082,825	80,843,072

End of period	$7,456,049	$8,903,853	$20,446,805	$19,869,154	$20,259,146	$19,947,749	$102,533,385	$95,082,825

Change in units:
Beginning units	830,079	700,242	2,279,372	2,370,283	2,592,247	2,809,041	10,259,112	8,569,711

Units purchased	325,398	346,916	235,849	402,513	418,346	542,680	2,019,393	3,025,538
Units redeemed	(496,564)	(217,079)	(456,175)	(493,424)	(608,833)	(759,474)	(2,212,209)	(1,336,137)

Ending units	658,913	830,079	2,059,046	2,279,372	2,401,760	2,592,247	10,066,296	10,259,112

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Dow Target 10 Portfolios				Dow Target 5 Portfolios
	First Quarter Subaccount	Second Quarter Subaccount	Third Quarter Subaccount	Fourth Quarter Subaccount	First Quarter Subaccount	Second Quarter Subaccount	Third Quarter Subaccount	Fourth Quarter Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,856)	$(8,309)	$(6,560)	$(8,409)	$(2,606)	$(2,317)	$(1,892)	$(2,214)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	322,800	527,496	141,799	280,271	(86,319)	1,026	(180,947)	(53,885)
Unrealized gain (loss)	(214,958)	(374,045)	(22,957)	(158,062)	121,215	33,069	226,580	84,956

Net increase (decrease) in contract owners’ equity from operations	99,986	145,142	112,282	113,800	32,290	31,778	43,741	28,857

Equity transactions:
Contract purchase payments (note 1)	15,032	226	0	26	3,607	0	0	0
Extra credit fund deposit (note 1)	518	3	0	0	124	0	0	0
Transfers (to) and from other subaccounts	(2,376,200)	(2,688,320)	(2,084,095)	(2,548,935)	(757,846)	(716,764)	(569,346)	(676,018)
Transfers (to) and from fixed dollar contract	15,192	(23,655)	0	(108)	3,352	2,002	0	0
Withdrawals and surrenders	(79,209)	(17,481)	(53,422)	(116,145)	(33,089)	(6,160)	(13,859)	(3,491)
Surrender charges (note 2)	(117)	(77)	(443)	(51)	(129)	0	(177)	(67)
Annual contract charges (note 2)	(10,489)	(3,247)	(2,216)	(2,754)	(2,921)	(2,276)	(1,263)	(708)
Annuity and death benefit payments	(14,640)	(10,045)	(4,134)	(17,816)	(9,773)	(8,741)	(4,658)	(7,383)

Net equity transactions	(2,449,913)	(2,742,596)	(2,144,310)	(2,685,783)	(796,675)	(731,939)	(589,303)	(687,667)

Net change in contract owners’ equity	(2,349,927)	(2,597,454)	(2,032,028)	(2,571,983)	(764,385)	(700,161)	(545,562)	(658,810)
Contract owners’ equity:
Beginning of period	2,349,927	2,597,454	2,032,028	2,571,983	764,385	700,161	545,562	658,810

End of period	$0	$0	$0	$0	$0	$0	$0	$0

Change in units:
Beginning units	225,669	214,801	219,905	223,965	73,634	62,237	82,341	73,309

Units purchased	17,898	1,980	268	374	4,194	575	250	0
Units redeemed	(243,567)	(216,781)	(220,173)	(224,339)	(77,828)	(62,812)	(82,591)	(73,309)

Ending units	0	0	0	0	0	0	0	0

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Fidelity Variable Insurance Products Fund - Initial Class
	VIP Growth Subaccount		VIP Equity-Income Subaccount		VIP High Income Subaccount
	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,851)	$(9,194)	$12,973	$8,294	$3,628	$4,680
Reinvested capital gains	0	3,336	46,043	0	0	0
Realized gain (loss)	11,620	(866)	(14,492)	(28,202)	(5,765)	(8,334)
Unrealized gain (loss)	113,476	(1,695)	61,494	13,225	12,223	6,858

Net increase (decrease) in contract owners’ equity from operations	118,245	(8,419)	106,018	(6,683)	10,086	3,204

Equity transactions:
Contract purchase payments (note 1)	6,634	8,025	10,129	8,876	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	0	(2,391)	0	(13,740)
Transfers (to) and from fixed dollar contract	(3,543)	0	(7,291)	(922)	0	0
Withdrawals and surrenders	(108,699)	(115,630)	(75,520)	(89,149)	(17,623)	(10,622)
Surrender charges (note 2)	(372)	(216)	(371)	(275)	(29)	(13)
Annual contract charges (note 2)	(1,470)	(1,593)	(785)	(931)	(209)	(223)
Annuity and death benefit payments	(4,427)	(2,239)	(6,512)	(7,138)	(1,591)	(2,596)

Net equity transactions	(111,877)	(111,653)	(80,350)	(91,930)	(19,452)	(27,194)

Net change in contract owners’ equity	6,368	(120,072)	25,668	(98,613)	(9,366)	(23,990)
Contract owners’ equity:
Beginning of period	899,424	1,019,496	701,092	799,705	86,119	110,109

End of period	$905,792	$899,424	$726,760	$701,092	$76,753	$86,119

Change in units:
Beginning units	52,871	59,281	40,570	46,128	5,753	7,554

Units purchased	349	455	550	557	0	0
Units redeemed	(6,188)	(6,865)	(4,801)	(6,115)	(1,206)	(1,801)

Ending units	47,032	52,871	36,319	40,570	4,547	5,753

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Janus Aspen Series - Institutional Shares
	Janus Subaccount		Overseas Subaccount		Worldwide Subaccount		Balanced Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(36,079)	$(36,977)	$(13,847)	$(29,327)	$(8,412)	$(19,424)	$120,563	$103,676
Reinvested capital gains	82,149	0	253,843	35,907	0	0	571,848	460,673
Realized gain (loss)	(111,359)	(183,633)	28,960	224,402	(63,281)	(97,391)	133,588	134,971
Unrealized gain (loss)	833,640	(118,056)	20,617	(1,622,015)	433,257	(274,745)	102,874	(645,655)

Net increase (decrease) in contract owners’ equity from operations	768,351	(338,666)	289,573	(1,391,033)	361,564	(391,560)	928,873	53,665

Equity transactions:
Contract purchase payments (note 1)	5,079	9,548	997	14,071	13,070	16,865	29,268	28,416
Extra credit fund deposit (note 1)	32	32	21	18	16	16	24	24
Transfers (to) and from other subaccounts	(114,852)	(132,103)	(59,098)	15,569	(28,516)	(135,989)	114,004	(47,469)
Transfers (to) and from fixed dollar contract	(61,071)	(18,102)	(24,147)	18,546	(9,921)	(62,073)	(87,487)	(102,993)
Withdrawals and surrenders	(466,989)	(572,769)	(264,631)	(624,247)	(269,593)	(393,330)	(1,176,838)	(747,509)
Surrender charges (note 2)	(2,626)	(1,933)	(459)	(552)	(1,289)	(2,456)	(4,808)	(4,344)
Annual contract charges (note 2)	(13,978)	(14,439)	(7,773)	(9,141)	(4,986)	(6,563)	(12,222)	(13,230)
Annuity and death benefit payments	(153,543)	(89,309)	(198,733)	(49,248)	(16,617)	(80,717)	(487,979)	(145,152)

Net equity transactions	(807,948)	(819,075)	(553,823)	(634,984)	(317,836)	(664,247)	(1,626,038)	(1,032,257)

Net change in contract owners’ equity	(39,597)	(1,157,741)	(264,250)	(2,026,017)	43,728	(1,055,807)	(697,165)	(978,592)
Contract owners’ equity:
Beginning of period	4,721,019	5,878,760	2,599,811	4,625,828	2,097,392	3,153,199	8,295,068	9,273,660

End of period	$4,681,422	$4,721,019	$2,335,561	$2,599,811	$2,141,120	$2,097,392	$7,597,903	$8,295,068

Change in units:
Beginning units	459,757	538,689	120,060	143,165	230,725	294,508	431,259	484,760

Units purchased	1,712	3,576	4,459	8,062	3,531	3,335	10,952	17,739
Units redeemed	(74,982)	(82,508)	(28,218)	(31,167)	(36,761)	(67,118)	(88,450)	(71,240)

Ending units	386,487	459,757	96,301	120,060	197,495	230,725	353,761	431,259

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Legg Mason Partners Variable Equity Trust - Class I
	Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount		Legg Mason ClearBridge Variable Equity Income Builder Subaccount		Legg Mason ClearBridge Variable Large Cap Value Subaccount		Legg Mason Dynamic Multi-Strategy VIT Subaccount
	2012	2011	2012	2011	2012	2011	2012 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$50,128	$9,000	$268,014	$128,777	$208,519	$137,080	$1,414,881
Reinvested capital gains	0	0	0	0	16,987	0	10,814
Realized gain (loss)	36,184	(138,519)	157,418	(236,489)	452,111	346,280	74,790
Unrealized gain (loss)	1,828,969	(988,572)	869,008	487,652	1,327,768	(68,200)	3,913,315

Net increase (decrease) in contract owners’ equity from operations	1,915,281	(1,118,091)	1,294,440	379,940	2,005,385	415,160	5,413,800

Equity transactions:
Contract purchase payments (note 1)	507,340	1,088,645	1,067,932	815,241	918,499	1,894,975	153,220,037
Extra credit fund deposit (note 1)	1,276	3,266	5,672	339	1,433	2,804	200,450
Transfers (to) and from other subaccounts	(977,553)	(85,862)	6,301,785	1,265,995	3,053,949	(730,433)	16,520,759
Transfers (to) and from fixed dollar contract	173,072	163,955	245,460	263,524	440,582	416,280	22,036,986
Withdrawals and surrenders	(748,238)	(1,037,953)	(279,372)	(393,531)	(692,064)	(519,944)	(249,777)
Surrender charges (note 2)	(2,025)	(11,896)	(1,239)	(1,351)	(8,260)	(1,601)	(6,373)
Annual contract charges (note 2)	(144,371)	(131,991)	(102,101)	(33,117)	(137,273)	(95,283)	(87,034)
Annuity and death benefit payments	(315,763)	(421,391)	(375,254)	(186,346)	(311,060)	(162,266)	(335,901)

Net equity transactions	(1,506,262)	(433,227)	6,862,883	1,730,754	3,265,806	804,532	191,299,147

Net change in contract owners’ equity	409,019	(1,551,318)	8,157,323	2,110,694	5,271,191	1,219,692	196,712,947
Contract owners’ equity:
Beginning of period	14,299,477	15,850,795	6,889,231	4,778,537	12,342,686	11,122,994	0

End of period	$14,708,496	$14,299,477	$15,046,554	$6,889,231	$17,613,877	$12,342,686	$196,712,947

Change in units:
Beginning units	880,414	886,934	545,937	405,445	861,852	798,771	0

Units purchased	125,875	239,378	766,521	350,206	465,861	402,165	18,706,062
Units redeemed	(203,610)	(245,898)	(254,950)	(209,714)	(249,246)	(339,084)	(457,342)

Ending units	802,679	880,414	1,057,508	545,937	1,078,467	861,852	18,248,720

(a)	Period from January 1, 2012, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Wells Fargo Advantage Variable Trust Funds
	Opportunity Subaccount		Small Cap Value Subaccount		Discovery Subaccount
	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(46,653)	$(53,848)	$(1,490)	$(2,257)	$(62,198)	$(70,178)
Reinvested capital gains	1,278	0	0	0	0	0
Realized gain (loss)	(80,201)	(66,030)	(2,200)	(9,246)	550,805	639,334
Unrealized gain (loss)	641,691	(177,808)	37,343	(15,122)	214,386	(594,964)

Net increase (decrease) in contract owners’ equity from operations	516,115	(297,686)	33,653	(26,625)	702,993	(25,808)

Equity transactions:
Contract purchase payments (note 1)	1,053	120	668	82	1,447	138
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(48,446)	(54,906)	0	0	(133,407)	(265,908)
Transfers (to) and from fixed dollar contract	(102,328)	(62,465)	(9,281)	(16,378)	(73,985)	(11,293)
Withdrawals and surrenders	(774,029)	(522,254)	(2,995)	(46,734)	(627,972)	(915,788)
Surrender charges (note 2)	(1,000)	(976)	0	(20)	(813)	(695)
Annual contract charges (note 2)	(6,557)	(7,546)	(769)	(752)	(8,806)	(9,329)
Annuity and death benefit payments	(72,221)	(77,678)	(627)	(1,614)	(127,599)	(199,066)

Net equity transactions	(1,003,528)	(725,705)	(13,004)	(65,416)	(971,135)	(1,401,941)

Net change in contract owners’ equity	(487,413)	(1,023,391)	20,649	(92,041)	(268,142)	(1,427,749)
Contract owners’ equity:
Beginning of period	4,158,025	5,181,416	275,366	367,407	4,567,488	5,995,237

End of period	$3,670,612	$4,158,025	$296,015	$275,366	$4,299,346	$4,567,488

Change in units:
Beginning units	238,031	276,192	19,928	24,322	265,007	345,787

Units purchased	59	7	49	6	80	9
Units redeemed	(54,299)	(38,168)	(933)	(4,400)	(51,193)	(80,789)

Ending units	183,791	238,031	19,044	19,928	213,894	265,007

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount		Emerging Markets Debt Subaccount
	2012	2011	2012	2011	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$46,785	$35,671	$(14,741)	$(16,786)	$217
Reinvested capital gains	0	0	0	0	88
Realized gain (loss)	1,865	(8,974)	47,602	(68,965)	318
Unrealized gain (loss)	61,024	35,076	440,866	284,134	(315)

Net increase (decrease) in contract owners’ equity from operations	109,674	61,773	473,727	198,383	308

Equity transactions:
Contract purchase payments (note 1)	1,157	876	110,864	46,129	0
Extra credit fund deposit (note 1)	0	0	2,860	499	0
Transfers (to) and from other subaccounts	28,575	57,616	(66,375)	(142,519)	0
Transfers (to) and from fixed dollar contract	(3,340)	0	(22,264)	(41,805)	0
Withdrawals and surrenders	(106,439)	(158,504)	(369,201)	(832,026)	(7,994)
Surrender charges (note 2)	(26)	(74)	(1,522)	(2,236)	(7)
Annual contract charges (note 2)	(1,564)	(1,848)	(7,715)	(8,107)	0
Annuity and death benefit payments	(45,934)	(23,098)	(74,951)	(105,666)	0

Net equity transactions	(127,571)	(125,032)	(428,304)	(1,085,731)	(8,001)

Net change in contract owners’ equity	(17,897)	(63,259)	45,423	(887,348)	(7,693)
Contract owners’ equity:
Beginning of period	1,428,574	1,491,833	3,450,737	4,338,085	7,693

End of period	$1,410,677	$1,428,574	$3,496,160	$3,450,737	$0

Change in units:
Beginning units	91,474	99,664	112,386	149,488	345

Units purchased	4,101	10,588	11,418	7,515	0
Units redeemed	(11,546)	(18,778)	(23,688)	(44,617)	(345)

Ending units	84,029	91,474	100,116	112,386	0

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		Structured U.S. Equity Subaccount		Strategic Growth Subaccount
	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(243,808)	$(210,901)	$122,379	$109,941	$(61,032)	$(89,094)
Reinvested capital gains	5,773,591	0	0	0	0	0
Realized gain (loss)	(3,245,855)	(3,932,888)	141,213	(409,274)	568,395	367,158
Unrealized gain (loss)	41,757,663	(20,586,322)	3,177,307	1,201,577	1,145,875	(654,248)

Net increase (decrease) in contract owners’ equity from operations	44,041,591	(24,730,111)	3,440,899	902,244	1,653,238	(376,184)

Equity transactions:
Contract purchase payments (note 1)	3,304,312	4,105,703	206,104	351,608	104,981	92,776
Extra credit fund deposit (note 1)	15,565	14,568	1,736	2,911	942	316
Transfers (to) and from other subaccounts	(92,058,566)	(5,103,649)	(1,508,542)	(1,628,752)	(39,177)	(518,892)
Transfers (to) and from fixed dollar contract	463,379	957,266	(113,959)	(17,778)	(152)	(52,181)
Withdrawals and surrenders	(9,732,806)	(12,948,172)	(1,822,307)	(2,142,523)	(823,059)	(802,360)
Surrender charges (note 2)	(53,235)	(100,566)	(6,547)	(13,360)	(9,085)	(2,814)
Annual contract charges (note 2)	(3,203,739)	(3,690,335)	(232,441)	(242,328)	(86,754)	(76,723)
Annuity and death benefit payments	(8,441,556)	(9,426,585)	(873,900)	(893,847)	(578,442)	(283,408)

Net equity transactions	(109,706,646)	(26,191,770)	(4,349,856)	(4,584,069)	(1,430,746)	(1,643,286)

Net change in contract owners’ equity	(65,665,055)	(50,921,881)	(908,957)	(3,681,825)	222,492	(2,019,470)
Contract owners’ equity:
Beginning of period	302,592,194	353,514,075	27,980,598	31,662,423	9,298,366	11,317,836

End of period	$236,927,139	$302,592,194	$27,071,641	$27,980,598	$9,520,858	$9,298,366

Change in units:
Beginning units	32,797,068	35,146,033	2,666,929	3,101,134	850,293	994,729

Units purchased	1,604,261	4,520,938	163,609	157,298	107,277	85,462
Units redeemed	(12,560,430)	(6,869,903)	(547,223)	(591,503)	(221,435)	(229,898)

Ending units	21,840,899	32,797,068	2,283,315	2,666,929	736,135	850,293

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount		International Equity Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,118,111	$2,444,787	$(1,258,921)	$(1,805,634)	$(5,628)	$(9,353)	$2,093,589	$3,856,685
Reinvested capital gains	4,021,683	0	8,649,734	11,959,615	0	0	0	0
Realized gain (loss)	5,500,070	8,940,338	3,869,988	3,399,764	73,896	120,289	5,954,054	3,611,624
Unrealized gain (loss)	52,784,778	(80,534,756)	(984,612)	(28,221,168)	344,427	(126,079)	85,753,195	(47,237,745)

Net increase (decrease) in contract owners’ equity from operations	63,424,642	(69,149,631)	10,276,189	(14,667,423)	412,695	(15,143)	93,800,838	(39,769,436)

Equity transactions:
Contract purchase payments (note 1)	13,220,413	36,336,291	5,641,068	19,668,311	177,431	308,764	22,460,428	78,303,035
Extra credit fund deposit (note 1)	27,108	69,176	8,449	35,240	561	988	39,063	125,674
Transfers (to) and from other subaccounts	(17,898,352)	3,225,661	(141,396,773)	36,815,662	(105,484)	149,402	(32,078,552)	8,296,320
Transfers (to) and from fixed dollar contract	6,386,504	8,710,115	1,786,270	4,789,012	63,876	11,465	11,070,320	19,018,680
Withdrawals and surrenders	(8,263,992)	(8,711,582)	(3,680,327)	(4,755,502)	(27,936)	(297,011)	(10,132,251)	(9,246,629)
Surrender charges (note 2)	(105,506)	(106,249)	(30,304)	(37,179)	(305)	(1,012)	(146,530)	(142,049)
Annual contract charges (note 2)	(3,852,583)	(3,344,450)	(1,103,526)	(1,416,326)	(39,217)	(32,468)	(6,240,332)	(5,086,017)
Annuity and death benefit payments	(5,822,227)	(5,557,860)	(1,598,750)	(2,424,977)	(37,232)	(60,037)	(9,670,859)	(8,287,509)

Net equity transactions	(16,308,635)	30,621,102	(140,373,893)	52,674,241	31,694	80,091	(24,698,713)	82,981,505

Net change in contract owners’ equity	47,116,007	(38,528,529)	(130,097,704)	38,006,818	444,389	64,948	69,102,125	43,212,069
Contract owners’ equity:
Beginning of period	309,022,744	347,551,273	160,527,971	122,521,153	3,248,379	3,183,431	478,138,951	434,926,882

End of period	$356,138,751	$309,022,744	$30,430,267	$160,527,971	$3,692,768	$3,248,379	$547,241,076	$478,138,951

Change in units:
Beginning units	11,785,392	10,140,440	9,304,222	6,131,757	302,189	298,629	44,076,228	36,678,287

Units purchased	2,256,759	4,063,817	800,809	4,492,034	39,614	107,657	6,653,654	13,339,256
Units redeemed	(2,579,331)	(2,418,865)	(8,517,148)	(1,319,569)	(36,611)	(104,097)	(8,417,222)	(5,941,315)

Ending units	11,462,820	11,785,392	1,587,883	9,304,222	305,192	302,189	42,312,660	44,076,228

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Lazard Retirement Series, Inc. - Service Shares	The Prudential Series Fund, Inc. - Class II				Fidelity Variable Insurance Products Fund - Service Class 2
	Multi-Asset Targeted Volatility Subaccount	Jennison 20/20 Focus Subaccount		Jennison Subaccount		VIP Mid Cap Subaccount
	2012 (b)	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(84,891)	$(3,296,345)	$(5,286,687)	$(205,859)	$(196,487)	$(3,978,743)	$(4,606,363)
Reinvested capital gains	76,439	12,947,928	0	0	0	34,688,281	780,376
Realized gain (loss)	18,111	20,090,450	31,990,601	1,666,705	643,800	6,538,184	6,655,592
Unrealized gain (loss)	501,714	(14,104,278)	(42,545,707)	640,296	(722,466)	15,509,714	(58,268,828)

Net increase (decrease) in contract owners’ equity from operations	511,373	15,637,755	(15,841,793)	2,101,142	(275,153)	52,757,436	(55,439,223)

Equity transactions:
Contract purchase payments (note 1)	22,022,628	11,608,536	59,176,069	1,056,021	1,490,745	19,029,283	36,733,210
Extra credit fund deposit (note 1)	30,216	21,250	117,640	3,914	181	49,886	95,201
Transfers (to) and from other subaccounts	2,172,624	(241,448,028)	(121,145,091)	(2,009,897)	354,812	(23,209,297)	148,895,562
Transfers (to) and from fixed dollar contract	2,431,130	4,935,404	14,258,517	83,846	173,835	6,015,600	7,151,344
Withdrawals and surrenders	(12,991)	(6,338,655)	(8,649,864)	(393,851)	(403,505)	(13,664,723)	(13,767,857)
Surrender charges (note 2)	(62)	(87,984)	(109,603)	(1,766)	(697)	(143,514)	(121,016)
Annual contract charges (note 2)	(6,341)	(2,946,020)	(4,325,568)	(164,464)	(133,675)	(4,649,773)	(3,309,621)
Annuity and death benefit payments	(78,367)	(4,687,605)	(7,080,704)	(358,419)	(300,852)	(8,365,859)	(6,254,487)

Net equity transactions	26,558,837	(238,943,102)	(67,758,604)	(1,784,616)	1,180,844	(24,938,397)	169,422,336

Net change in contract owners’ equity	27,070,210	(223,305,347)	(83,600,397)	316,526	905,691	27,819,039	113,983,113
Contract owners’ equity:
Beginning of period	0	352,638,754	436,239,151	14,888,983	13,983,292	406,025,074	292,041,961

End of period	$27,070,210	$129,333,407	$352,638,754	$15,205,509	$14,888,983	$433,844,113	$406,025,074

Change in units:
Beginning units	0	25,200,510	29,042,935	1,945,799	1,809,973	19,927,425	12,155,036

Units purchased	2,620,834	2,241,489	7,517,975	693,256	621,846	2,908,411	10,940,920
Units redeemed	(37,660)	(19,039,411)	(11,360,400)	(992,179)	(486,020)	(3,809,046)	(3,168,531)

Ending units	2,583,174	8,402,588	25,200,510	1,646,876	1,945,799	19,026,790	19,927,425

(b)	Period from May 1, 2012, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Fidelity Variable Insurance Products Fund - Service Class 2
	VIP Contrafund Subaccount		VIP Growth Subaccount		VIP Equity-Income Subaccount		VIP Real Estate Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(742,624)	$(1,924,814)	$(316,019)	$(393,899)	$2,060,866	$1,249,221	$16,302	$(298,498)
Reinvested capital gains	0	0	0	116,986	8,149,219	0	2,452,218	0
Realized gain (loss)	8,237,492	3,608,912	1,237,904	1,214,114	106,830	(1,585,508)	8,478,246	4,274,559
Unrealized gain (loss)	43,993,325	(17,446,410)	3,049,688	(1,584,029)	7,956,897	(529,966)	7,852,149	2,941,383

Net increase (decrease) in contract owners’ equity from operations	51,488,193	(15,762,312)	3,971,573	(646,828)	18,273,812	(866,253)	18,798,915	6,917,444

Equity transactions:
Contract purchase payments (note 1)	15,691,253	31,162,997	1,800,881	2,293,781	4,459,275	6,397,336	5,752,055	17,437,266
Extra credit fund deposit (note 1)	23,414	65,452	5,677	9,763	24,742	27,187	14,455	34,478
Transfers (to) and from other subaccounts	(29,676,397)	(20,904,737)	(73,492)	3,498,297	(5,314,946)	(6,046,679)	(5,446,447)	699,811
Transfers (to) and from fixed dollar contract	3,540,477	5,526,175	245,871	(510,386)	1,179,763	947,138	3,428,128	3,324,978
Withdrawals and surrenders	(14,035,429)	(13,537,445)	(1,877,166)	(2,276,032)	(3,821,908)	(4,331,123)	(2,886,101)	(2,425,205)
Surrender charges (note 2)	(118,993)	(111,573)	(17,924)	(17,819)	(30,983)	(47,628)	(42,234)	(32,547)
Annual contract charges (note 2)	(3,869,531)	(3,534,706)	(312,390)	(269,136)	(1,414,706)	(1,323,821)	(1,454,935)	(1,120,882)
Annuity and death benefit payments	(7,776,499)	(6,852,843)	(1,011,863)	(786,520)	(3,499,178)	(3,213,928)	(2,228,633)	(1,893,207)

Net equity transactions	(36,221,705)	(8,186,680)	(1,240,406)	1,941,948	(8,417,941)	(7,591,518)	(2,863,712)	16,024,692

Net change in contract owners’ equity	15,266,488	(23,948,992)	2,731,167	1,295,120	9,855,871	(8,457,771)	15,935,203	22,942,136
Contract owners’ equity:
Beginning of period	360,871,838	384,820,830	31,926,541	30,631,421	120,823,827	129,281,598	116,606,168	93,664,032

End of period	$376,138,326	$360,871,838	$34,657,708	$31,926,541	$130,679,698	$120,823,827	$132,541,371	$116,606,168

Change in units:
Beginning units	28,771,737	29,401,005	4,627,132	4,421,625	10,207,059	10,860,116	11,710,571	10,136,960

Units purchased	3,012,515	5,069,102	1,035,901	2,423,588	1,588,291	1,758,204	3,159,952	4,060,742
Units redeemed	(5,574,234)	(5,698,370)	(1,270,845)	(2,218,081)	(2,214,063)	(2,411,261)	(3,470,133)	(2,487,131)

Ending units	26,210,018	28,771,737	4,392,188	4,627,132	9,581,287	10,207,059	11,400,390	11,710,571

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Janus Aspen Series - Service Shares
	Janus Subaccount		Worldwide Subaccount		Balanced Subaccount		Overseas Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(196,476)	$(216,750)	$(105,768)	$(154,519)	$1,579,168	$1,099,337	$(1,789,041)	$(2,889,753)
Reinvested capital gains	373,788	0	0	0	8,797,760	5,920,782	27,307,064	3,096,352
Realized gain (loss)	892,610	677,150	375,053	866,628	1,536,807	2,025,475	(12,458,991)	3,893,987
Unrealized gain (loss)	2,400,199	(2,148,625)	3,160,299	(3,644,547)	2,245,920	(8,945,793)	16,387,983	(124,359,641)

Net increase (decrease) in contract owners’ equity from operations	3,470,121	(1,688,225)	3,429,584	(2,932,438)	14,159,655	99,801	29,447,015	(120,259,055)

Equity transactions:
Contract purchase payments (note 1)	369,372	1,397,238	726,779	2,398,548	5,233,558	10,365,316	9,006,991	21,603,036
Extra credit fund deposit (note 1)	1,118	2,512	743	10,035	20,224	25,721	24,529	85,462
Transfers (to) and from other subaccounts	(2,115,326)	(2,812,400)	2,903,493	(1,845,959)	(4,200,972)	6,558,259	(12,147,041)	1,845,746
Transfers (to) and from fixed dollar contract	(54,386)	197,201	179,480	345,975	827,813	1,046,112	2,503,431	4,392,516
Withdrawals and surrenders	(1,013,208)	(1,191,522)	(686,622)	(819,049)	(7,078,370)	(5,964,424)	(9,259,515)	(10,116,426)
Surrender charges (note 2)	(10,355)	(11,120)	(5,724)	(5,682)	(66,988)	(41,504)	(106,201)	(109,862)
Annual contract charges (note 2)	(205,313)	(226,078)	(208,504)	(154,057)	(1,148,833)	(964,466)	(2,903,906)	(3,111,631)
Annuity and death benefit payments	(600,609)	(544,454)	(397,415)	(253,738)	(2,633,477)	(2,042,027)	(5,620,949)	(6,441,436)

Net equity transactions	(3,628,707)	(3,188,623)	2,512,230	(323,927)	(9,047,045)	8,982,987	(18,502,661)	8,147,405

Net change in contract owners’ equity	(158,586)	(4,876,848)	5,941,814	(3,256,365)	5,112,610	9,082,788	10,944,354	(112,111,650)
Contract owners’ equity:
Beginning of period	21,517,581	26,394,429	17,552,262	20,808,627	122,272,745	113,189,957	245,442,169	357,553,819

End of period	$21,358,995	$21,517,581	$23,494,076	$17,552,262	$127,385,355	$122,272,745	$256,386,523	$245,442,169

Change in units:
Beginning units	3,437,819	3,983,756	3,281,146	3,316,104	8,816,894	8,127,206	22,152,234	21,396,533

Units purchased	214,938	455,951	1,434,280	926,746	1,381,122	2,499,960	4,577,859	6,059,525
Units redeemed	(753,044)	(1,001,888)	(998,665)	(961,704)	(1,985,187)	(1,810,272)	(5,989,275)	(5,303,824)

Ending units	2,899,713	3,437,819	3,716,761	3,281,146	8,212,829	8,816,894	20,740,818	22,152,234

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Janus Aspen Series - Service Shares	J.P. Morgan Insurance Trust - Class I
	INTECH U.S. Low Volatility Subaccount	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2012 (c)	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$10,599	$(149,625)	$(163,157)	$(336,982)	$43,270
Reinvested capital gains	0	0	0	0	0
Realized gain (loss)	1,028	984,510	1,544,594	10,377,570	9,072,587
Unrealized gain (loss)	(82,465)	1,480,990	(2,059,927)	15,170,517	(7,768,119)

Net increase (decrease) in contract owners’ equity from operations	(70,838)	2,315,875	(678,490)	25,211,105	1,347,738

Equity transactions:
Contract purchase payments (note 1)	11,981,438	398,776	398,467	4,675,969	6,663,829
Extra credit fund deposit (note 1)	16,606	1,654	1,039	10,624	16,756
Transfers (to) and from other subaccounts	556,416	2,340,552	(1,180,447)	(713,604)	(5,861,308)
Transfers (to) and from fixed dollar contract	462,508	79,129	8,885	720,175	684,250
Withdrawals and surrenders	(411)	(697,141)	(1,321,272)	(5,958,364)	(5,898,465)
Surrender charges (note 2)	0	(4,155)	(3,824)	(34,251)	(42,040)
Annual contract charges (note 2)	(107)	(118,712)	(112,734)	(1,489,154)	(1,329,342)
Annuity and death benefit payments	(1,101)	(281,326)	(354,224)	(3,462,723)	(2,904,893)

Net equity transactions	13,015,349	1,718,777	(2,564,110)	(6,251,328)	(8,671,213)

Net change in contract owners’ equity	12,944,511	4,034,652	(3,242,600)	18,959,777	(7,323,475)
Contract owners’ equity:
Beginning of period	0	12,674,101	15,916,701	137,899,949	145,223,424

End of period	$12,944,511	$16,708,753	$12,674,101	$156,859,726	$137,899,949

Change in units:
Beginning units	0	988,723	1,170,526	6,522,350	6,903,588

Units purchased	1,309,928	349,125	183,814	977,340	930,498
Units redeemed	(1,338)	(233,188)	(365,617)	(1,213,009)	(1,311,736)

Ending units	1,308,590	1,104,660	988,723	6,286,681	6,522,350

(c)	Period from October 1, 2012, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	AllianceBernstein Variable Product Series Fund, Inc. - Class B
	Growth & Income Subaccount		Small Cap Growth Subaccount		Dynamic Asset Allocation Subaccount
	2012	2011	2012	2011	2012	2011 (d)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4)	$(266)	$(433)	$(391)	$(973,426)	$(18,927)
Reinvested capital gains	0	0	1,153	0	63,879	0
Realized gain (loss)	(654)	(6,744)	229	192	157,697	932
Unrealized gain (loss)	18,274	13,518	2,699	949	5,625,269	58,449

Net increase (decrease) in contract owners' equity from operations	17,616	6,508	3,648	750	4,873,419	40,454

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	118,081,295	2,441,143
Extra credit fund deposit (note 1)	0	0	0	0	174,675	9,490
Transfers (to) and from other subaccounts	0	0	0	0	5,970,689	6,210,290
Transfers (to) and from fixed dollar contract	0	0	0	0	22,149,743	277,710
Withdrawals and surrenders	(16,359)	(31,841)	0	0	(438,394)	(32,015)
Surrender charges (note 2)	0	(6)	0	0	(9,991)	(311)
Annual contract charges (note 2)	(167)	(173)	(19)	(20)	(164,829)	(11,168)
Annuity and death benefit payments	(568)	0	0	0	(667,409)	(36,165)

Net equity transactions	(17,094)	(32,020)	(19)	(20)	145,095,779	8,858,974

Net change in contract owners' equity	522	(25,512)	3,629	730	149,969,198	8,899,428
Contract owners’ equity:
Beginning of period	111,933	137,445	27,781	27,051	8,899,428	0

End of period	$112,455	$111,933	$31,410	$27,781	$158,868,626	$8,899,428

Change in units:
Beginning units	10,558	13,562	1,665	1,666	915,449	0

Units purchased	0	0	0	0	15,145,903	989,734
Units redeemed	(1,384)	(3,004)	(1)	(1)	(713,070)	(74,285)

Ending units	9,174	10,558	1,664	1,665	15,348,282	915,449

(d)	Period from June 21, 2011, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	MFS Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(218,420)	$(217,513)	$(91,314)	$(80,410)	$(298,537)	$(296,841)	$700,378	$635,039
Reinvested capital gains	1,566,941	2,104,006	422,228	0	0	0	0	0
Realized gain (loss)	(67,503)	1,204,873	271,141	372,664	428,329	318,753	708,004	340,584
Unrealized gain (loss)	1,570,775	(5,210,536)	601,432	(282,965)	3,046,446	(1,689,437)	3,780,826	(753,747)

Net increase (decrease) in contract owners’ equity from operations	2,851,793	(2,119,170)	1,203,487	9,289	3,176,238	(1,667,525)	5,189,208	221,876

Equity transactions:
Contract purchase payments (note 1)	638,749	1,266,512	275,458	603,480	1,525,178	1,701,484	1,161,352	2,765,908
Extra credit fund deposit (note 1)	1,636	3,988	315	779	2,186	3,693	1,577	2,591
Transfers (to) and from other subaccounts	2,566,574	99,808	(40,741)	117,293	(681,975)	(309,206)	(1,393,924)	(1,555,745)
Transfers (to) and from fixed dollar contract	730,568	106,991	299,275	178,121	194,678	(46,602)	502,214	298,546
Withdrawals and surrenders	(345,792)	(689,977)	(167,599)	(286,502)	(889,896)	(905,642)	(3,343,974)	(4,227,871)
Surrender charges (note 2)	(3,947)	(8,994)	(923)	(3,222)	(12,690)	(8,415)	(20,985)	(24,679)
Annual contract charges (note 2)	(202,313)	(172,479)	(75,894)	(69,915)	(269,187)	(256,253)	(430,739)	(419,429)
Annuity and death benefit payments	(386,401)	(284,082)	(123,836)	(123,392)	(553,796)	(618,776)	(1,889,515)	(1,518,723)

Net equity transactions	2,999,074	321,767	166,055	416,642	(685,502)	(439,717)	(5,413,994)	(4,679,402)

Net change in contract owners’ equity	5,850,867	(1,797,403)	1,369,542	425,931	2,490,736	(2,107,242)	(224,786)	(4,457,526)
Contract owners’ equity:
Beginning of period	14,296,877	16,094,280	8,064,076	7,638,145	21,470,723	23,577,965	56,377,748	60,835,274

End of period	$20,147,744	$14,296,877	$9,433,618	$8,064,076	$23,961,459	$21,470,723	$56,152,962	$56,377,748

Change in units:
Beginning units	1,003,860	995,905	720,888	677,749	2,582,109	2,646,417	4,251,590	4,588,367

Units purchased	523,927	745,713	127,694	254,699	442,374	625,148	361,605	609,341
Units redeemed	(339,020)	(737,758)	(117,976)	(211,560)	(528,073)	(689,456)	(742,101)	(946,118)

Ending units	1,188,767	1,003,860	730,606	720,888	2,496,410	2,582,109	3,871,094	4,251,590

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount
	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,432,109)	$4,683,656	$21,566,476	$20,377,069	$862,254	$2,956,298
Reinvested capital gains	34,766,415	16,998,253	32,100,334	22,353,430	14,889,732	5,232,996
Realized gain (loss)	13,943,128	14,426,576	15,616,766	8,370,174	3,288,997	4,765,311
Unrealized gain (loss)	(519,270)	19,748,164	63,407,254	(18,344,034)	(5,054,244)	661,416

Net increase (decrease) in contract owners’ equity from operations	46,758,164	55,856,649	132,690,830	32,756,639	13,986,739	13,616,021

Equity transactions:
Contract purchase payments (note 1)	29,872,108	77,507,459	69,802,209	214,840,647	11,679,783	26,757,249
Extra credit fund deposit (note 1)	102,316	179,517	181,619	454,856	22,755	49,289
Transfers (to) and from other subaccounts	43,637,461	(43,410,296)	16,901,447	(82,522,072)	10,331,417	(3,699,093)
Transfers (to) and from fixed dollar contract	14,288,250	21,301,175	35,854,991	57,499,517	4,371,283	7,634,198
Withdrawals and surrenders	(22,973,203)	(23,056,444)	(42,909,015)	(43,133,154)	(6,831,142)	(7,329,563)
Surrender charges (note 2)	(267,225)	(339,256)	(563,480)	(670,000)	(88,449)	(93,524)
Annual contract charges (note 2)	(7,220,210)	(5,677,334)	(19,328,654)	(16,136,939)	(2,768,375)	(2,317,846)
Annuity and death benefit payments	(14,747,688)	(11,673,323)	(38,324,306)	(31,138,846)	(5,102,206)	(4,512,282)

Net equity transactions	42,691,809	14,831,498	21,614,811	99,194,009	11,615,066	16,488,428

Net change in contract owners’ equity	89,449,973	70,688,147	154,305,641	131,950,648	25,601,805	30,104,449
Contract owners’ equity:
Beginning of period	594,760,859	524,072,712	1,566,848,572	1,434,897,924	239,449,316	209,344,867

End of period	$684,210,832	$594,760,859	$1,721,154,213	$1,566,848,572	$265,051,121	$239,449,316

Change in units:
Beginning units	35,912,020	34,133,472	101,713,202	93,230,133	13,695,598	12,463,732

Units purchased	10,813,063	13,640,258	26,194,820	36,471,449	3,833,935	5,302,015
Units redeemed	(8,095,334)	(11,861,710)	(24,273,784)	(27,988,380)	(3,095,831)	(4,070,149)

Ending units	38,629,749	35,912,020	103,634,238	101,713,202	14,433,702	13,695,598

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	PIMCO Variable Insurance Trust - Administrative Shares			Calvert Variable Series, Inc.
	Commodity RealReturn Strategy Subaccount		Global Diversified Allocation Subaccount	VP SRI Equity Subaccount
	2012	2011	2012 (b)	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,573,118	$19,620,266	$870,014	$(2,162)	$(2,961)
Reinvested capital gains	5,742,122	0	0	6,208	0
Realized gain (loss)	(3,727,245)	499,905	43,226	20,822	8,818
Unrealized gain (loss)	2,399,821	(36,113,881)	56,855	5,256	(10,644)

Net increase (decrease) in contract owners’ equity from operations	6,987,816	(15,993,710)	970,095	30,124	(4,787)

Equity transactions:
Contract purchase payments (note 1)	7,817,314	21,497,982	67,359,870	1,347	1,378
Extra credit fund deposit (note 1)	15,478	32,615	97,945	0	0
Transfers (to) and from other subaccounts	10,495,941	30,448,575	14,154,835	(5,743)	(1,543)
Transfers (to) and from fixed dollar contract	5,329,128	4,144,101	6,438,066	0	(9,248)
Withdrawals and surrenders	(3,419,278)	(3,047,223)	(203,643)	(63,498)	(14,637)
Surrender charges (note 2)	(45,081)	(51,389)	(3,697)	(116)	(137)
Annual contract charges (note 2)	(2,073,878)	(1,644,924)	(44,162)	(410)	(388)
Annuity and death benefit payments	(3,255,477)	(2,927,684)	(162,512)	(1,299)	(1,069)

Net equity transactions	14,864,147	48,452,053	87,636,702	(69,719)	(25,644)

Net change in contract owners’ equity	21,851,963	32,458,343	88,606,797	(39,595)	(30,431)
Contract owners’ equity:
Beginning of period	159,415,543	126,957,200	0	227,653	258,084

End of period	$181,267,506	$159,415,543	$88,606,797	$188,058	$227,653

Change in units:
Beginning units	16,084,690	11,799,398	0	26,838	29,665

Units purchased	5,115,248	8,303,237	8,990,966	147	670
Units redeemed	(3,632,199)	(4,017,945)	(152,044)	(7,612)	(3,497)

Ending units	17,567,739	16,084,690	8,838,922	19,373	26,838

(b)	Period from May 1, 2012, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Dreyfus Variable Investment Fund - Service Shares		Royce Capital Fund - Investment Class
	Appreciation Subaccount		Small-Cap Subaccount		Micro-Cap Subaccount
	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$733,722	$29,003	$(4,397,030)	$(2,762,905)	$(1,621,388)	$1,492,189
Reinvested capital gains	0	0	10,844,902	0	2,546,001	0
Realized gain (loss)	1,412,754	907,774	9,775,982	9,041,459	1,174,987	4,266,191
Unrealized gain (loss)	723,325	891,516	23,211,147	(21,601,736)	5,101,908	(24,868,898)

Net increase (decrease) in contract owners’ equity from operations	2,869,801	1,828,293	39,435,001	(15,323,182)	7,201,508	(19,110,518)

Equity transactions:
Contract purchase payments (note 1)	2,070,793	3,224,895	17,668,339	33,918,492	3,409,633	9,361,177
Extra credit fund deposit (note 1)	5,665	2,624	28,398	68,000	10,455	36,753
Transfers (to) and from other subaccounts	10,192,750	4,070,501	89,519,357	19,275,093	(10,577,628)	(3,219,233)
Transfers (to) and from fixed dollar contract	626,595	253,892	5,924,040	8,198,138	1,887,900	1,679,341
Withdrawals and surrenders	(824,752)	(549,410)	(10,154,761)	(8,931,931)	(3,700,622)	(3,644,495)
Surrender charges (note 2)	(2,902)	(2,868)	(100,458)	(83,919)	(44,974)	(28,712)
Annual contract charges (note 2)	(385,201)	(223,378)	(4,094,123)	(2,897,273)	(1,269,630)	(1,288,017)
Annuity and death benefit payments	(621,134)	(475,316)	(7,020,584)	(5,200,503)	(2,394,223)	(2,472,692)

Net equity transactions	11,061,814	6,300,940	91,770,208	44,346,097	(12,679,089)	424,122

Net change in contract owners’ equity	13,931,615	8,129,233	131,205,209	29,022,915	(5,477,581)	(18,686,396)
Contract owners’ equity:
Beginning of period	30,103,119	21,973,886	309,101,338	280,078,423	122,507,730	141,194,126

End of period	$44,034,734	$30,103,119	$440,306,547	$309,101,338	$117,030,149	$122,507,730

Change in units:
Beginning units	1,973,367	1,536,716	14,680,119	12,223,754	5,817,404	5,728,780

Units purchased	1,319,755	995,981	7,493,639	4,811,595	774,761	1,562,765
Units redeemed	(623,445)	(559,330)	(2,948,745)	(2,355,230)	(1,334,997)	(1,474,141)

Ending units	2,669,677	1,973,367	19,225,013	14,680,119	5,257,168	5,817,404

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount		Growth Subaccount
	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$881,428	$540,170	$(700,647)	$(748,853)	$(262,468)	$(208,194)
Reinvested capital gains	0	0	0	0	984,379	0
Realized gain (loss)	270,620	94,759	5,091,425	2,885,564	570,115	1,117,456
Unrealized gain (loss)	995,082	336,580	8,465,634	2,110,459	902,887	(2,082,990)

Net increase (decrease) in contract owners’ equity from operations	2,147,130	971,509	12,856,412	4,247,170	2,194,913	(1,173,728)

Equity transactions:
Contract purchase payments (note 1)	2,084,587	4,566,338	3,424,206	2,875,338	1,346,085	2,019,055
Extra credit fund deposit (note 1)	5,964	8,984	8,453	13,511	13,185	23,597
Transfers (to) and from other subaccounts	785,029	(902,888)	(6,482,990)	(6,155,960)	(1,457,093)	5,508,223
Transfers (to) and from fixed dollar contract	843,555	872,593	867,953	42,940	112,430	104,635
Withdrawals and surrenders	(751,367)	(909,939)	(4,176,472)	(4,447,815)	(429,805)	(251,170)
Surrender charges (note 2)	(9,599)	(8,330)	(24,714)	(43,902)	(4,600)	(8,424)
Annual contract charges (note 2)	(328,099)	(249,378)	(970,028)	(938,798)	(256,990)	(177,121)
Annuity and death benefit payments	(544,236)	(553,429)	(2,443,650)	(2,303,157)	(411,308)	(314,816)

Net equity transactions	2,085,834	2,823,951	(9,797,242)	(10,957,843)	(1,088,096)	6,903,979

Net change in contract owners’ equity	4,232,964	3,795,460	3,059,170	(6,710,673)	1,106,817	5,730,251
Contract owners’ equity:
Beginning of period	26,962,644	23,167,184	94,267,934	100,978,607	17,996,877	12,266,626

End of period	$31,195,608	$26,962,644	$97,327,104	$94,267,934	$19,103,694	$17,996,877

Change in units:
Beginning units	2,024,699	1,790,005	4,253,299	4,734,817	1,544,978	1,009,282

Units purchased	629,520	942,774	577,396	538,012	564,645	1,226,225
Units redeemed	(472,323)	(708,080)	(965,314)	(1,019,530)	(650,330)	(690,529)

Ending units	2,181,896	2,024,699	3,865,381	4,253,299	1,459,293	1,544,978

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Invesco Van Kampen V.I. Value Value Series I Subaccount	Invesco Van Kampen V.I. Growth Equity Series II Subaccount (note 4)	Invesco V.I. Comstock Series I Subaccount (note 4)		Invesco V.I. International Growth Series II Subaccount (note 4)		Invesco V.I. Balanced- Risk Allocation Series II Subaccount
	2011	2011	2012	2011	2012	2011	2012 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$553	$600,166	$270	$(197)	$(12,384)	$(161,170)	$543,277
Reinvested capital gains	0	0	0	0	0	0	2,515,005
Realized gain (loss)	8,210	4,804,535	(2)	(508)	(388,829)	(343,688)	979,346
Unrealized gain (loss)	(5,347)	(3,648,256)	4,867	(3,249)	2,817,147	(2,743,737)	24,538,073

Net increase (decrease) in contract owners’ equity from operations	3,416	1,756,445	5,135	(3,954)	2,415,934	(3,248,595)	28,575,701

Equity transactions:
Contract purchase payments (note 1)	0	363,704	0	0	861,449	1,073,225	196,472,978
Extra credit fund deposit (note 1)	0	916	0	0	4,263	1,236	278,228
Transfers (to) and from other subaccounts	(39,674)	(21,448,095)	0	39,674	448,208	19,996,710	547,787,718
Transfers (to) and from fixed dollar contract	0	38,285	0	0	55,022	186,741	37,901,364
Withdrawals and surrenders	0	(145,167)	0	(7,358)	(459,258)	(449,677)	(5,656,344)
Surrender charges (note 2)	0	(1,697)	0	(6)	(3,188)	(3,265)	(79,288)
Annual contract charges (note 2)	(1)	(64,906)	(63)	(65)	(239,145)	(152,733)	(3,095,657)
Annuity and death benefit payments	0	(125,072)	0	0	(426,514)	(241,130)	(6,021,695)

Net equity transactions	(39,675)	(21,382,032)	(63)	32,245	240,837	20,411,107	767,587,304

Net change in contract owners’ equity	(36,259)	(19,625,587)	5,072	28,291	2,656,771	17,162,512	796,163,005
Contract owners’ equity:
Beginning of period	36,259	19,625,587	28,291	0	17,162,512	0	0

End of period	$0	$0	$33,363	$28,291	$19,819,283	$17,162,512	$796,163,005

Change in units:
Beginning units	2,598	2,172,773	2,057	0	2,061,606	0	0

Units purchased	0	169,396	0	2,598	677,099	2,388,947	76,500,805
Units redeemed	(2,598)	(2,342,169)	(4)	(541)	(651,252)	(327,341)	(3,090,792)

Ending units	0	0	2,053	2,057	2,087,453	2,061,606	73,410,013

(a)	Period from January 1, 2012, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Franklin Templeton Variable Insurance Products Trust - Class 2
	Franklin Income Securities Subaccount		Franklin Flex Cap Growth Securities Subaccount		Templeton Foreign Securities Subaccount
	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$6,549,391	$5,917,937	$(1,173,217)	$(1,512,655)	$2,793,153	$764,881
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(407,835)	(570,278)	5,756,326	5,486,795	255,057	1,659,276
Unrealized gain (loss)	7,127,268	(3,805,348)	3,538,507	(9,123,270)	22,904,593	(22,776,941)

Net increase (decrease) in contract owners’ equity from operations	13,268,824	1,542,311	8,121,616	(5,149,130)	25,952,803	(20,352,784)

Equity transactions:
Contract purchase payments (note 1)	1,228,670	1,572,766	1,245,614	1,409,136	3,289,124	2,433,146
Extra credit fund deposit (note 1)	5,210	1,688	1,364	4,068	6,529	9,185
Transfers (to) and from other subaccounts	(6,262,124)	(1,988,214)	(26,884,578)	(18,004,541)	(5,040,103)	2,864,755
Transfers (to) and from fixed dollar contract	478,520	482,770	353,957	461,854	743,130	556,010
Withdrawals and surrenders	(4,253,611)	(7,653,314)	(2,650,185)	(4,070,190)	(4,789,020)	(5,847,027)
Surrender charges (note 2)	(25,736)	(49,383)	(13,358)	(33,333)	(25,571)	(38,270)
Annual contract charges (note 2)	(1,209,673)	(1,218,311)	(1,099,616)	(1,352,187)	(1,955,894)	(1,961,720)
Annuity and death benefit payments	(3,519,373)	(4,041,082)	(2,899,352)	(3,151,790)	(5,133,720)	(4,641,583)

Net equity transactions	(13,558,117)	(12,893,080)	(31,946,154)	(24,736,983)	(12,905,525)	(6,625,504)

Net change in contract owners’ equity	(289,293)	(11,350,769)	(23,824,538)	(29,886,113)	13,047,278	(26,978,288)
Contract owners’ equity:
Beginning of period	124,908,382	136,259,151	101,165,661	131,051,774	157,842,470	184,820,758

End of period	$124,619,089	$124,908,382	$77,341,123	$101,165,661	$170,889,748	$157,842,470

Change in units:
Beginning units	9,670,727	10,661,300	8,593,999	10,455,060	13,802,985	14,241,608

Units purchased	633,659	1,170,606	798,623	1,255,963	1,655,432	1,912,600
Units redeemed	(1,627,322)	(2,161,179)	(3,299,205)	(3,117,024)	(2,653,472)	(2,351,223)

Ending units	8,677,064	9,670,727	6,093,417	8,593,999	12,804,945	13,802,985

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Neuberger Berman Advisers Management Trust - S Class		ALPS Variable Insurance Trust - Class II	Federated Insurance Series - Service Shares
	AMT Mid Cap Intrinsic Value Subaccount		AVS Listed Private Equity Subaccount	Kaufmann Fund II Subaccount		Managed Volatility Fund II Subaccount
	2012	2011	2011	2012	2011	2012 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(490,601)	$(512,782)	$(872)	$(293,889)	$(104,830)	$(210,723)
Reinvested capital gains	12,513,684	0	0	0	0	718,498
Realized gain (loss)	1,729,915	2,666,126	(364,946)	1,031,158	1,086,100	2,024
Unrealized gain (loss)	(6,889,178)	(5,971,291)	355,576	2,338,425	(4,400,294)	3,238,428

Net increase (decrease) in contract owners’ equity from operations	6,863,820	(3,817,947)	(10,242)	3,075,694	(3,419,024)	3,748,227

Equity transactions:
Contract purchase payments (note 1)	1,208,393	1,530,642	138	1,146,617	1,958,551	77,543,292
Extra credit fund deposit (note 1)	4,653	3,393	0	324	3,061	159,327
Transfers (to) and from other subaccounts	(5,731,877)	(743,030)	(4,330,313)	(897,858)	(2,449,963)	9,040,306
Transfers (to) and from fixed dollar contract	267,855	267,220	1,110	539,388	723,932	13,726,347
Withdrawals and surrenders	(1,795,354)	(1,693,599)	(2)	(857,345)	(240,610)	(300,867)
Surrender charges (note 2)	(13,024)	(21,167)	(6)	(19,529)	(6,562)	(12,565)
Annual contract charges (note 2)	(672,227)	(695,951)	(445)	(267,546)	(250,039)	(45,651)
Annuity and death benefit payments	(1,850,497)	(1,749,955)	(1,334)	(247,723)	(448,071)	(373,522)

Net equity transactions	(8,582,078)	(3,102,447)	(4,330,852)	(603,672)	(709,701)	99,736,667

Net change in contract owners’ equity	(1,718,258)	(6,920,394)	(4,341,094)	2,472,022	(4,128,725)	103,484,894
Contract owners’ equity:
Beginning of period	53,497,129	60,417,523	4,341,094	20,011,348	24,140,073	0

End of period	$51,778,871	$53,497,129	$0	$22,483,370	$20,011,348	$103,484,894

Change in units:
Beginning units	5,836,305	6,074,245	697,530	2,519,623	2,598,462	0

Units purchased	381,255	1,150,129	174	835,008	733,312	9,722,954
Units redeemed	(1,261,341)	(1,388,069)	(697,704)	(908,767)	(812,151)	(418,795)

Ending units	4,956,219	5,836,305	0	2,445,864	2,519,623	9,304,159

(a)	Period from January 1, 2012, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		Structured U.S. Equity Subaccount		Strategic Growth Subaccount		Global Markets Navigator Subaccount
	2012	2011	2012	2011	2012	2011	2012 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,922,295)	$(567,645)	$(3,041)	$5,756	$(74,153)	$(75,561)	$(83,946)
Reinvested capital gains	9,708,243	0	0	0	0	0	31,836
Realized gain (loss)	32,175,416	11,701,573	233,741	67,722	381,696	180,216	16,245
Unrealized gain (loss)	36,231,252	(52,201,876)	61,674	(18,255)	1,061,978	(388,034)	731,329

Net increase (decrease) in contract owners’ equity from operations	76,192,616	(41,067,948)	292,374	55,223	1,369,521	(283,379)	695,464

Equity transactions:
Contract purchase payments (note 1)	26,257,325	121,614,358	170,666	266,350	1,024,943	983,009	20,010,981
Extra credit fund deposit (note 1)	47,505	192,255	124	512	2,012	5,219	18,423
Transfers (to) and from other subaccounts	(255,620,870)	(12,450,937)	(441,158)	(11,740)	1,176,905	(286,990)	2,420,543
Transfers (to) and from fixed dollar contract	14,097,899	31,132,853	90,393	68,817	492,424	347,233	2,073,522
Withdrawals and surrenders	(7,954,392)	(6,433,354)	(36,937)	(14,060)	(130,789)	(70,429)	(158,021)
Surrender charges (note 2)	(174,705)	(169,302)	(540)	(360)	(2,808)	(1,410)	(5,215)
Annual contract charges (note 2)	(5,839,552)	(5,456,904)	(29,039)	(18,922)	(112,694)	(82,308)	(8,331)
Annuity and death benefit payments	(6,651,007)	(6,916,223)	(23,567)	(43,548)	(92,781)	(191,905)	(77,666)

Net equity transactions	(235,837,797)	121,512,746	(270,058)	247,049	2,357,212	702,419	24,274,236

Net change in contract owners’ equity	(159,645,181)	80,444,798	22,316	302,272	3,726,733	419,040	24,969,700
Contract owners’ equity:
Beginning of period	556,934,348	476,489,550	2,066,547	1,764,275	6,872,567	6,453,527	0

End of period	$397,289,167	$556,934,348	$2,088,863	$2,066,547	$10,599,300	$6,872,567	$24,969,700

Change in units:
Beginning units	70,747,101	56,708,967	230,686	203,483	758,433	686,786	0

Units purchased	7,489,399	25,266,044	100,686	67,998	439,665	199,568	2,542,658
Units redeemed	(35,245,366)	(11,227,910)	(126,516)	(40,795)	(211,612)	(127,921)	(99,703)

Ending units	42,991,134	70,747,101	204,856	230,686	986,486	758,433	2,442,955

(b)	Period from May 1, 2012, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income Securities Subaccount		Franklin Flex Cap Growth Securities Subaccount		Templeton Foreign Securities Subaccount		Franklin Templeton VIP Founding Funds Allocation Subaccount
	2012	2011	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$5,761,630	$4,471,942	$(3,101,989)	$(3,371,986)	$5,771,261	$1,404,980	$449,952	$(397,214)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	1,894,012	1,415,440	20,444,066	16,878,467	4,667,070	5,544,627	1,067,996	821,597
Unrealized gain (loss)	4,245,858	(5,456,188)	3,443,181	(26,792,102)	45,584,810	(46,097,196)	2,577,343	(1,346,464)

Net increase (decrease) in contract owners’ equity from operations	11,901,500	431,194	20,785,258	(13,285,621)	56,023,141	(39,147,589)	4,095,291	(922,081)

Equity transactions:
Contract purchase payments (note 1)	8,478,521	16,564,528	13,024,714	62,076,383	20,032,455	71,117,150	1,492,179	2,288,046
Extra credit fund deposit (note 1)	11,428	22,703	30,876	103,678	29,030	108,758	4,337	2,015
Transfers (to) and from other subaccounts	(9,732,662)	(369,520)	(84,134,710)	(48,689,735)	(18,481,720)	7,314,016	(1,683,115)	684,752
Transfers (to) and from fixed dollar contract	3,179,464	5,074,049	7,038,318	15,867,277	9,667,058	17,543,187	716,079	637,873
Withdrawals and surrenders	(2,374,388)	(1,415,066)	(3,889,619)	(3,305,290)	(5,681,683)	(4,268,255)	(749,574)	(1,219,896)
Surrender charges (note 2)	(44,301)	(36,319)	(80,728)	(86,928)	(115,493)	(102,842)	(4,905)	(20,467)
Annual contract charges (note 2)	(1,272,023)	(1,049,535)	(2,847,891)	(2,769,943)	(4,181,906)	(3,232,607)	(376,701)	(350,969)
Annuity and death benefit payments	(1,578,994)	(1,287,804)	(3,190,856)	(3,479,873)	(4,694,586)	(4,075,605)	(1,188,060)	(791,264)

Net equity transactions	(3,332,955)	17,503,036	(74,049,896)	19,715,569	(3,426,845)	84,403,802	(1,789,760)	1,230,090

Net change in contract owners’ equity	8,568,545	17,934,230	(53,264,638)	6,429,948	52,596,296	45,256,213	2,305,531	308,009
Contract owners’ equity:
Beginning of period	108,024,051	90,089,821	258,643,935	252,213,987	322,872,197	277,615,984	30,185,790	29,877,781

End of period	$116,592,596	$108,024,051	$205,379,297	$258,643,935	$375,468,493	$322,872,197	$32,491,321	$30,185,790

Change in units:
Beginning units	10,407,375	8,782,303	27,059,482	25,132,895	39,922,591	30,848,031	3,358,815	3,236,287

Units purchased	2,354,026	3,598,904	4,130,106	9,524,214	8,044,609	13,858,973	609,348	766,550
Units redeemed	(2,665,072)	(1,973,832)	(11,283,109)	(7,597,627)	(8,195,135)	(4,784,413)	(796,778)	(644,022)

Ending units	10,096,329	10,407,375	19,906,479	27,059,482	39,772,065	39,922,591	3,171,385	3,358,815

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Ivy Funds Variable Insurance Portfolios, Inc.
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2012	2011	2012	2011	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(781,052)	$(1,164,259)	$(1,005,713)	$(1,194,416)	$(451,617)	$(395,330)
Reinvested capital gains	0	0	4,551,425	0	2,340,002	1,123,317
Realized gain (loss)	8,044,398	6,929,638	(2,616,498)	4,620,816	952,245	1,106,795
Unrealized gain (loss)	58,779,737	(41,533,430)	(729,483)	(26,003,844)	4,629,908	(4,361,020)

Net increase (decrease) in contract owners’ equity from operations	66,043,083	(35,768,051)	199,731	(22,577,444)	7,470,538	(2,526,238)

Equity transactions:
Contract purchase payments (note 1)	22,684,223	52,450,416	3,029,409	7,149,176	1,449,235	2,965,348
Extra credit fund deposit (note 1)	22,732	96,837	4,098	18,904	8,992	19,629
Transfers (to) and from other subaccounts	(35,742,658)	3,313,621	(1,447,422)	1,985,248	3,140,605	1,473,939
Transfers (to) and from fixed dollar contract	13,217,871	15,144,193	1,563,382	3,850,105	1,708,358	969,890
Withdrawals and surrenders	(7,654,411)	(6,508,263)	(1,474,487)	(1,954,137)	(988,017)	(789,722)
Surrender charges (note 2)	(112,656)	(116,466)	(12,389)	(26,716)	(19,604)	(12,579)
Annual contract charges (note 2)	(4,731,555)	(4,163,223)	(938,483)	(980,292)	(404,829)	(334,971)
Annuity and death benefit payments	(6,025,650)	(5,443,715)	(1,656,106)	(1,456,728)	(615,962)	(521,996)

Net equity transactions	(18,342,104)	54,773,400	(931,998)	8,585,560	4,278,778	3,769,538

Net change in contract owners’ equity	47,700,979	19,005,349	(732,267)	(13,991,884)	11,749,316	1,243,300
Contract owners’ equity:
Beginning of period	379,544,615	360,539,266	75,119,686	89,111,570	27,831,895	26,588,595

End of period	$427,245,594	$379,544,615	$74,387,419	$75,119,686	$39,581,211	$27,831,895

Change in units:
Beginning units	34,406,380	29,907,837	8,070,934	7,437,992	2,305,831	2,046,624

Units purchased	6,164,043	10,946,975	2,283,392	4,263,247	1,077,597	1,327,735
Units redeemed	(7,626,502)	(6,448,432)	(2,405,379)	(3,630,305)	(787,938)	(1,068,528)

Ending units	32,943,921	34,406,380	7,948,947	8,070,934	2,595,490	2,305,831

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2012 and 2011

	Northern Lights Variable Trust - Class II
	TOPS™ Protected Balanced ETF Subaccount		TOPS™ Protected Moderate Growth ETF Subaccount		TOPS™ Protected Growth ETF Subaccount		Total Subaccounts
	2012	2011 (d)	2012	2011 (d)	2012	2011 (d)	2012	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,797,884)	$(77,160)	$(2,867,700)	$(137,098)	$(3,735,692)	$(50,736)	$2,173,722	$21,435,250
Reinvested capital gains	0	0	0	0	0	0	250,533,654	70,186,117
Realized gain (loss)	435,091	(21,189)	530,532	(31,422)	133,941	(6,903)	251,913,059	242,955,440
Unrealized gain (loss)	11,978,727	(70,226)	19,876,869	(64,202)	22,246,222	(67,467)	849,110,099	(893,443,856)

Net increase (decrease) in contract owners’ equity from operations	10,615,934	(168,575)	17,539,701	(232,722)	18,644,471	(125,106)	1,353,730,534	(558,867,049)

Equity transactions:
Contract purchase payments (note 1)	236,071,491	5,464,927	371,599,453	8,301,501	425,539,746	9,578,444	2,199,989,223	1,269,760,926
Extra credit fund deposit (note 1)	349,600	2	432,487	3,363	658,800	22,015	3,532,932	2,613,153
Transfers (to) and from other subaccounts	17,142,785	18,029,088	18,248,740	30,663,366	16,835,437	9,974,569	0	0
Transfers (to) and from fixed dollar contract	44,411,458	405,900	53,221,142	880,756	62,854,156	920,984	467,501,528	283,190,480
Withdrawals and surrenders	(1,918,696)	(53,316)	(1,937,175)	(725,142)	(934,518)	(37,085)	(372,721,069)	(397,023,888)
Surrender charges (note 2)	(79,617)	(8)	(35,919)	(12,486)	(32,405)	(52)	(3,915,548)	(4,250,778)
Annual contract charges (note 2)	(316,909)	(109,716)	(695,648)	(101,745)	(389,675)	(35,279)	(127,965,137)	(109,204,370)
Annuity and death benefit payments	(1,545,537)	(206,243)	(2,613,126)	(180,950)	(984,327)	(98,330)	(254,705,490)	(219,436,833)

Net equity transactions	294,114,575	23,530,634	438,219,954	38,828,663	503,547,214	20,325,266	1,911,716,439	825,648,690

Net change in contract owners’ equity	304,730,509	23,362,059	455,759,655	38,595,941	522,191,685	20,200,160	3,265,446,973	266,781,641
Contract owners’ equity:
Beginning of period	23,362,059	0	38,595,941	0	20,200,160	0	10,815,807,972	10,549,026,331

End of period	$328,092,568	$23,362,059	$494,355,596	$38,595,941	$542,391,845	$20,200,160	$14,081,254,945	$10,815,807,972

Change in units:
Beginning units	2,387,018	0	3,976,791	0	2,109,043	0	874,872,961	802,736,888

Units purchased	31,111,642	2,610,068	47,213,684	4,347,224	52,921,202	2,287,626	465,180,848	297,233,605
Units redeemed	(2,144,006)	(223,050)	(3,681,479)	(370,433)	(1,968,650)	(178,583)	(271,668,398)	(225,097,532)

Ending units	31,354,654	2,387,018	47,508,996	3,976,791	53,061,595	2,109,043	1,068,385,411	874,872,961

(d)	Period from June 21, 2011, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2012

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target VIP, Target Equity/Income, and Bristol Growth

Fidelity Variable Insurance Products Fund - Initial Class: VIP Growth, VIP Equity-Income, and VIP High Income

Janus Aspen Series - Institutional Shares: Janus, Overseas, Worldwide, and Balanced

Legg Mason Partners Variable Equity Trust - Class I: Legg Mason ClearBridge Variable Fundamental All Cap Value, Legg Mason ClearBridge Variable Equity Income Builder, Legg Mason ClearBridge Variable Large Cap Value, and Legg Mason Dynamic Multi-Strategy VIT

Wells Fargo Advantage Variable Trust Funds: Opportunity, Small Cap Value, and Discovery

The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF): Core Plus Fixed Income and U.S. Real Estate

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth

Lazard Retirement Series Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, International Equity, and Multi-Asset Targeted Volatility

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

Fidelity Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series - Service Shares: Janus, Worldwide, Balanced, Overseas, and INTECH U.S. Low Volatility

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AllianceBernstein Variable Product Series Fund, Inc. - Class B: Growth & Income, Small Cap Growth, and Dynamic Asset Allocation

MFS Variable Insurance Trust - Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, CommodityRealReturn Strategy, and Global Diversified Allocation

Calvert Variable Series, Inc.: VP SRI Equity

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Growth

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco Van Kampen V.I. Comstock Series I, Invesco V.I. International Growth Series II, and Invesco V.I. Balanced-Risk Allocation Series II

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Federated Insurance Series - Service Shares: Kaufmann Fund II and Managed Volatility Fund II

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, Structured U.S. Equity, Strategic Growth, and Global Markets Navigator

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income Securities, Franklin Flex Cap Growth Securities, Templeton Foreign Securities, and Franklin Templeton VIP Founding Funds Allocation

Ivy Funds Variable Insurance Portfolios, Inc.: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class II: TOPS ™ Protected Balanced ETF, TOPS ™ Protected Moderate Growth ETF, and TOPS ™ Protected Growth ETF

The underlying mutual funds in which the subaccounts invest, other than The Dow® Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios) which liquidated on April 8, 2011, are diversified open-end management investment companies. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests and, through April 8, 2011, performed similar services to The Dow® Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios). For these services, ONI recorded advisory fees of approximately $16.6 million and $15.6 million for the periods ended December 31, 2012 and 2011, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, ONLIC credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C.	Calculation of Annuity Reserves

Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

D.	Security Valuation, Transactions and Related Investment Income

The value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2012.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Subsequent Events

The Account has evaluated for possible subsequent events through April 12, 2013, which is the date these financial statements were issued and there are no additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in contracts in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, and transfer fees are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity “VIA”	Flexible Payment Combination	Top I
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	No charge	No charge	$25	$30
Transfer Fee – per transfer. (currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15

Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year	5% of purchase payments made in the eight years prior to surrender

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
The following basic charges are assessed through reduction of daily unit values:
	Top Tradition	Top Plus	Investar Vision & Top Spectrum	Top Explorer
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%

Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.10%	0.90%	1.40%	1.30%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	No charge	$35	$35

Transfer Fee – per transfer. (currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the eighth year	7% of surrender value in the first year to 0% in the eighth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:
	ONcore Flex	ONcore Value	ONcore Premier	ONcore Xtra
Mortality and Expense Risk Fees	1.15%	0.75%	1.15%	1.15%
Administrative Expenses	0.35%	0.15%	0.25%	0.25%

Total expenses	1.50%	0.90%	1.40%	1.40%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year	9% of surrender value in the first year to 0% in the ninth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR80 Plus	0.45%	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	NA	0.80% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA	NA
ARDBR (2009) (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	NA	0.90% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	NA	0.75% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	NA	1.00% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	NA	0.85% to 1.50%	NA	NA
GMIB Plus with Annual Reset (2009) (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB (2011) (1)	NA	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (2011) (1)	NA	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB (2012)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB (2012)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus (1)	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP (2012)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite	ONcore Ultra	ONcore Wrap
Mortality and Expense Risk Fees	1.15%	0.90% to 1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%

Total expenses	1.40%	1.15% to 1.40%	0.65%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fourth year	7% of surrender value in the first year to 0% in the fourth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	0.80% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	0.95% to 1.15%	NA	NA
ARDBR (2009) (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	0.90% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	0.75% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	1.00% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	0.85% to 1.50%	NA	NA
GMIB Plus with Annual Reset (2009) (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB (2011) (1)	NA	NA	0.95% to 2.00%
Joint GLWB (2011) (1)	NA	NA	1.20% to 2.40%
GLWB (2012)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB (2012)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus (1)	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP (2012)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
(1) No longer available for purchase. The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite II	ONcore Ultra II	ONcore Flex II
Mortality and Expense Risk Fees	1.25%	0.90% to 1.25%	1.35%
Administrative Expenses	0.25%	0.25%	0.35%

Total expenses	1.50%	1.15% to 1.50%	1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the fifth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR (2009) (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR (2008) at issue ages through 74 (1)	0.85% to 1.00%	0.85% to 1.00%	NA
ARDBR (2008) at issue ages 75 through 78 (1)	0.95% to 1.15%	0.95% to 1.15%	NA
ARDBR (1)	0.60%	0.60%	NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% /0.30%	0.15% /0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB Plus with Annual Reset (2009) (1)	0.95% to 1.50%	0.95% to 1.50%	NA
GMIB Plus with Annual Reset (2008) without investment restrictions (1)	1.00% to 1.65%	1.00% to 1.65%	NA
GMIB Plus with Annual Reset (2008) with investment restrictions (1)	0.85% to 1.50%	0.85% to 1.50%	NA
GMIB Plus with Annual Reset (1)	0.70%	0.70%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB (2011) (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (2011) (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB (2012)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB (2012)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus (1)	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP	0.55%	0.55%	0.55%
GPP (2012)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
(1) No longer available for purchase. The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier II	ONcore Xtra II	ONcore Lite III
Mortality and Expense Risk Fees	1.05%	1.45%	1.35%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.30%	1.70%	1.60%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the eighth year	9% of surrender value in the first year to 0% in the tenth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider:
5% GMDBR80 Plus	0.45%	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB (2011) (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (2011) (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB (2012)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB (2012)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus (1)	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP	0.55%	0.55%	0.55%
GPP (2012)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier WF 7	ONcore Premier WF 4
Mortality and Expense Risk Fees	1.05%	1.05% to 1.55%
Administrative Expenses	0.25%	0.25%

Total expenses	1.30%	1.30% to 1.80%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10

Sales Charge made from purchase payments	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider
5% GMDBR80 Plus	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (2011) (1)	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (2011) (1)	1.20% to 2.40%	1.20% to 2.40%
GLWB (2012)	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB (2012)	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus (1)	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus (1)	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP	0.55%	0.55%
GPP (2012)	0.45% to 0.90%	0.45% to 0.90%

(1)	No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective April 29, 2011, the Invesco Van Kampen V.I. Value Fund Series I of of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged the Invesco Van Kampen V.I. Comstock Fund Series I of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the Value Portfolio of The Universal Institutional Funds, Inc. – Class I was merged into a newly-organized fund, the Invesco Van Kampen V.I. Value Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The International Growth Equity Portfolio of The Universal Institutional Funds, Inc. – Class II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective April 24, 2009, funds of J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust – Class I.

The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust – Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I.

(5)	Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$14,081,254,945	$0	$0	$14,081,254,945

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2012.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2012 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$8,988,912	$28,362,048
Money Market Subaccount	143,564,548	165,936,757
Bond Subaccount	44,367,872	44,444,295
Omni Subaccount	1,278,570	3,396,450
International Subaccount	11,707,070	34,383,031
Capital Appreciation Subaccount	6,819,521	19,843,369
Millennium Subaccount	778,893	3,444,979
International Small-Mid Company Subaccount	8,082,101	11,408,965
Aggressive Growth Subaccount	7,131,238	5,040,046
Small Cap Growth Subaccount	6,917,351	7,952,336
Mid Cap Opportunity Subaccount	8,177,949	9,057,147
S&P 500 Index Subaccount	46,402,317	28,513,413
Strategic Value Subaccount	252,413,039	30,868,074
High Income Bond Subaccount	75,410,727	70,014,199
Capital Growth Subaccount	10,149,388	12,304,297
Nasdaq-100 Index Subaccount	23,101,592	19,098,755
Bristol Subaccount	31,880,040	44,185,417
Bryton Growth Subaccount	31,107,848	45,887,478
U.S. Equity Subaccount	2,406,060	2,142,919
Balanced Subaccount	55,206,983	4,948,956
Income Opportunity Subaccount	3,523,478	5,593,935
Target VIP Subaccount	2,520,211	4,608,198
Target Equity/Income Subaccount	3,789,047	5,242,795
Bristol Growth Subaccount	20,543,123	23,536,605
Fidelity Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount	12,126	130,854
VIP Equity-Income Subaccount	78,440	99,774
VIP High Income Subaccount	4,728	20,552
Janus Aspen Series - Institutional Shares:
Janus Subaccount	125,894	887,772
Overseas Subaccount	368,927	682,754
Worldwide Subaccount	51,951	378,199
Balanced Subaccount	995,746	1,929,373
Legg Mason Partners Variable Equity Trust - Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount	2,231,019	3,687,153
Legg Mason ClearBridge Variable Equity Income Builder Subaccount	10,779,859	3,648,962
Legg Mason ClearBridge Variable Large Cap Value Subaccount	7,548,229	4,056,917
Legg Mason Dynamic Multi-Strategy VIT Subaccount	198,540,262	5,815,420
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	5,815	1,054,718
Small Cap Value Subaccount	3,201	17,695
Discovery Subaccount	1,447	1,034,780
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	133,021	213,807
U.S. Real Estate Subaccount	401,860	844,905
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	25,198,670	129,375,533
Structured U.S. Equity Subaccount	2,367,262	6,594,739
Strategic Growth Subaccount	1,366,831	2,858,609
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	67,170,075	78,338,916
U.S. Small-Mid Cap Equity Subaccount	21,993,431	154,976,511
U.S. Strategic Equity Subaccount	495,682	469,616
International Equity Subaccount	84,895,601	107,500,725
Multi-Asset Targeted Volatility Subaccount	27,024,359	473,974
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	45,291,909	274,583,428
Jennison Subaccount	7,474,121	9,464,596
Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	94,386,662	88,615,521
VIP Contrafund Subaccount	44,456,376	81,420,705
VIP Growth Subaccount	8,453,247	10,009,672
VIP Equity-Income Subaccount	31,892,211	30,100,067
VIP Real Estate Subaccount	39,074,220	39,469,412

Janus Aspen Series - Service Shares:
Janus Subaccount	2,187,022	5,638,417
Worldwide Subaccount	8,545,270	6,138,808
Balanced Subaccount	32,379,178	31,049,295
Overseas Subaccount	81,138,472	74,123,110
INTECH U.S. Low Volatility Subaccount	13,054,240	28,292
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	5,034,905	3,465,753
Mid Cap Value Subaccount	23,432,279	30,020,589
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Growth & Income Subaccount	1,662	18,760
Small Cap Growth Subaccount	1,153	452
Dynamic Asset Allocation Subaccount	152,533,560	8,347,328
MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount	9,932,000	5,584,405
Investors Growth Stock Subaccount	2,033,183	1,536,214
Mid Cap Growth Subaccount	4,121,179	5,105,218
Total Return Subaccount	6,426,070	11,139,686
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	223,515,737	147,489,622
Total Return Subaccount	485,767,327	410,485,706
Global Bond Subaccount	85,942,751	58,575,699
CommodityRealReturn Strategy Subaccount	63,267,029	40,087,642
Global Diversified Allocation Subaccount	90,233,553	1,726,837
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount	7,741	73,414
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	22,297,959	10,502,423
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	168,121,540	69,903,460
Micro-Cap Subaccount	18,588,370	30,342,846
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	9,881,786	6,914,524
U.S. Real Estate Subaccount	14,084,454	24,582,343
Growth Subaccount	8,197,438	8,563,623
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. Comstock I Subaccount	552	345
Invesco V.I. International Growth Series II Subaccount	6,236,379	6,007,926
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	808,458,677	37,813,091
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount	16,743,680	23,752,406
Franklin Flex Cap Growth Securities Subaccount	10,174,285	43,293,656
Templeton Foreign Securities Subaccount	24,709,750	34,822,122
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	16,552,375	13,111,370
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount	7,433,711	8,331,272
Managed Volatility Fund II Subaccount	105,296,227	5,051,785
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	79,104,309	307,156,158
Structured U.S. Equity Subaccount	1,009,101	1,282,200
Strategic Growth Subaccount	4,559,951	2,276,892
Global Markets Navigator Subaccount	25,292,588	1,070,462
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount	33,065,915	30,637,240
Franklin Flex Cap Growth Securities Subaccount	43,134,759	120,286,644
Templeton Foreign Securities Subaccount	78,790,452	76,446,036
Franklin Templeton VIP Founding Funds Allocation Subaccount	6,721,821	8,061,629
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	78,807,241	97,930,397
VIP Global Natural Resources Subaccount	25,842,276	23,228,562
VIP Science and Technology Subaccount	17,686,422	11,519,259
Northern Lights Variable Trust:
TOPS™ Protected Balanced ETF Subaccount	315,961,884	23,645,193
TOPS™ Protected Moderate Growth ETF Subaccount	475,493,521	40,141,267
TOPS™ Protected Growth ETF Subaccount	523,358,925	23,547,403

Totals	$5,764,251,719	$3,599,827,904

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), and the expenses, total returns, and investment income ratios for each period ended December 31. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2012	15,668,730	$7.18 to $12.85	$141,751,641	0.65% to 1.70%	13.75% to 14.94%		1.35%
2011	17,924,093	$6.25 to $11.29	$142,015,025	0.65% to 1.70%	-4.99% to -4.00%		0.83%
2010	19,967,667	$6.51 to $11.89	$165,604,954	0.65% to 1.60%	7.22% to 18.94%	(b)	0.20%
2009	21,921,406	$6.07 to $7.02	$171,255,032	0.65% to 1.50%	37.05% to 38.21%		0.24%
2008	25,810,255	$4.39 to $5.12	$146,310,761	0.65% to 1.50%	-55.49% to -55.11%		0.78%
Money Market Subaccount
2012	18,402,458	$9.59 to $10.34	$216,520,692	0.65% to 1.70%	-1.68% to -0.65%		0.00%
2011	20,031,548	$9.75 to $10.41	$238,888,579	0.65% to 1.70%	-1.67% to -0.64%		0.00%
2010	20,154,121	$9.91 to $10.48	$244,045,346	0.65% to 1.70%	-0.85%(a) to -0.65%		0.00%
2009	23,299,397	$10.55 to $11.99	$286,688,936	0.65% to 1.50%	-1.48% to -0.65%		0.00%
2008	26,452,604	$10.61 to $12.17	$330,388,143	0.65% to 1.50%	0.26% to 1.11%		1.71%
Bond Subaccount
2012	8,153,185	$10.65 to $13.20	$144,384,647	0.65% to 1.80%	5.35% to 6.56%		0.00%
2011	8,000,165	$10.11 to $12.39	$134,622,867	0.65% to 1.80%	1.13%(a) to 5.67%		0.00%
2010	7,699,470	$10.14 to $11.73	$124,387,095	0.65% to 1.70%	1.38%(a) to 7.14%		0.00%
2009	7,427,076	$10.94 to $14.81	$113,574,177	0.65% to 1.50%	19.14% to 20.15%		0.00%
2008	6,937,720	$9.11 to $12.43	$89,328,518	0.65% to 1.50%	-12.76% to -12.02%		0.00%
Omni Subaccount
2012	1,182,187	$12.06 to $18.89	$16,706,742	0.90% to 1.60%	10.27% to 11.04%		1.27%
2011	1,314,536	$10.94 to $17.02	$17,085,346	0.90% to 1.60%	-5.62% to -4.97%		1.21%
2010	1,461,417	$9.25 to $17.91	$20,451,606	0.90% to 1.50%	11.52% to 12.18%		1.50%
2009	1,601,910	$8.29 to $15.96	$20,459,047	0.90% to 1.50%	31.19% to 31.97%		1.95%
2008	1,658,118	$6.32 to $12.09	$16,748,679	0.90% to 1.50%	-32.48% to -32.07%		2.22%
International Subaccount
2012	14,425,425	$9.38 to $9.76	$157,443,098	0.65% to 1.80%	18.12% to 19.47%		0.00%
2011	16,403,782	$8.17 to $10.78	$150,904,418	0.65% to 1.70%	-16.82% to -15.96%		0.00%
2010	16,684,220	$9.72 to $10.59	$184,263,103	0.65% to 1.50%	15.02% to 15.99%		0.00%
2009	19,004,938	$8.38 to $9.20	$182,222,701	0.65% to 1.50%	36.18% to 37.33%		0.00%
2008	22,399,421	$6.10 to $6.76	$157,221,552	0.65% to 1.50%	-46.88% to -46.43%		0.00%
Capital Appreciation Subaccount
2012	3,839,409	$10.50 to $12.34	$86,974,757	0.65% to 1.80%	15.50% to 16.83%		0.59%
2011	4,401,706	$9.09 to $10.56	$86,273,006	0.65% to 1.80%	-9.09%(a) to -2.29%		0.38%
2010	4,804,147	$12.14 to $36.66	$97,575,715	0.90% to 1.70%	15.95% to 21.42%	(b)	0.23%
2009	5,408,800	$16.78 to $31.62	$95,310,869	0.90% to 1.50%	40.73% to 41.56%		1.24%
2008	6,211,352	$11.92 to $22.34	$77,620,063	0.90% to 1.50%	-39.91% to -39.55%		0.61%
Millennium Subaccount
2012	1,284,003	$11.94 to $13.27	$14,541,445	0.65% to 1.60%	7.71% to 8.73%		0.00%
2011	1,501,184	$10.98 to $12.32	$15,751,815	0.65% to 1.60%	-2.43% to -1.52%		0.00%
2010	1,724,377	$7.85 to $11.15	$18,587,089	0.65% to 1.50%	22.46% to 23.50%		0.00%
2009	12,698,371	$6.41 to $9.03	$87,663,141	0.65% to 1.50%	19.06% to 20.06%		0.00%
2008	1,828,483	$5.39 to $7.52	$14,393,254	0.65% to 1.50%	-43.39% to -42.91%		0.00%
International Small-Mid Company Subaccount
2012	3,067,845	$10.66 to $12.97	$50,789,165	0.65% to 1.70%	20.63% to 21.90%		0.00%
2011	3,224,012	$8.74 to $10.75	$44,397,509	0.65% to 1.70%	-18.89% to -18.05%		0.00%
2010	3,530,250	$10.67 to $13.26	$60,061,880	0.65% to 1.60%	18.96% to 32.65%	(b)	0.00%
2009	3,712,387	$8.97 to $13.80	$53,575,815	0.65% to 1.50%	43.89% to 45.11%		0.00%
2008	3,827,339	$6.18 to $9.59	$38,509,213	0.65% to 1.50%	-52.02% to -51.62%		0.00%
Aggressive Growth Subaccount
2012	2,918,190	$13.28 to $13.49	$22,260,725	0.65% to 1.70%	20.80% to 22.07%		0.00%
2011	2,651,431	$9.39 to $11.16	$16,441,651	0.90% to 1.70%	-6.84% to -6.11%		0.00%
2010	2,843,511	$11.56 to $11.99	$18,702,393	0.65% to 1.60%	9.25% to 19.89%	(b)	0.00%
2009	2,726,046	$5.81 to $10.58	$16,508,336	0.65% to 1.50%	40.50% to 41.69%		0.00%
2008	2,356,447	$4.14 to $7.47	$10,109,129	0.65% to 1.50%	-44.51% to -44.04%		0.00%
Small Cap Growth Subaccount
2012	2,551,707	$15.02 to $20.61	$23,574,582	0.90% to 1.70%	16.03% to 16.96%		0.00%
2011	2,626,683	$12.65 to $12.94	$20,935,510	0.65% to 1.70%	1.01% to 2.06%		0.00%
2010	2,740,410	$12.39 to $12.81	$21,472,873	0.65% to 1.70%	28.15%(a) to 29.19%		0.00%
2009	2,208,128	$5.67 to $9.59	$13,690,087	0.65% to 1.50%	48.53% to 49.79%		0.00%
2008	1,410,063	$3.81 to $8.99	$6,137,301	0.90% to 1.50%	-48.47% to -48.16%		0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Mid Cap Opportunity Subaccount
2012	2,638,917	$10.71 to $11.17	$45,982,630	0.65% to 1.80%	17.58% to 18.93%		0.00%
2011	2,634,919	$9.11 to $9.39	$39,281,390	0.65% to 1.80%	-8.91%(a) to -3.99%		0.00%
2010	2,751,530	$9.78 to $12.40	$43,610,808	0.65% to 1.70%	18.83% to 23.97%	(b)	0.00%
2009	2,823,665	$8.23 to $12.28	$38,295,790	0.65% to 1.50%	38.52% to 39.69%		0.00%
2008	6,694,741	$5.89 to $8.87	$62,906,408	0.65% to 1.50%	-52.01% to -51.61%		0.00%
S&P 500 Index Subaccount
2012	10,859,140	$10.85 to $11.13	$147,972,905	0.65% to 1.80%	13.35% to 14.65%		1.51%
2011	9,396,373	$9.57 to $9.71	$113,865,711	0.65% to 1.80%	-4.28%(a) to 1.11%		1.36%
2010	9,816,107	$9.60 to $11.42	$118,617,098	0.65% to 1.50%	12.76% to 13.72%		1.40%
2009	9,588,836	$8.45 to $10.12	$103,231,236	0.65% to 1.50%	23.97% to 25.02%		1.69%
2008	6,370,745	$8.17 to $13.10	$56,589,007	0.90% to 1.50%	-38.23% to -37.86%		1.68%
Strategic Value Subaccount
2012	21,683,013	$10.13 to $10.95	$258,288,723	0.65% to 1.80%	5.31% to 6.52%		2.62%
2011	3,242,375	$9.51 to $13.15	$36,215,947	0.65% to 1.70%	12.13% to 13.29%		2.07%
2010	1,983,155	$8.39 to $11.73	$19,555,673	0.65% to 1.70%	11.26% to 17.28%	(b)	3.61%
2009	1,744,313	$7.55 to $8.78	$15,582,107	0.65% to 1.50%	9.87% to 10.80%		3.99%
2008	1,138,041	$7.99 to $8.51	$9,241,354	0.90% to 1.50%	-29.33% to -28.91%		3.98%
High Income Bond Subaccount
2012	14,703,714	$11.12 to $15.59	$292,738,551	0.65% to 1.80%	12.31% to 13.60%		0.00%
2011	14,095,798	$9.90 to $13.72	$250,568,507	0.65% to 1.80%	-0.95%(a) to 4.68%		0.00%
2010	14,435,962	$10.85 to $13.11	$252,299,498	0.65% to 1.70%	8.49%(a) to 13.35%		0.00%
2009	9,278,190	$11.57 to $15.33	$145,316,799	0.65% to 1.50%	47.04% to 48.28%		0.00%
2008	5,801,723	$7.80 to $10.43	$61,767,013	0.65% to 1.50%	-26.42% to -25.79%		0.00%
Capital Growth Subaccount
2012	1,752,877	$9.80 to $14.69	$47,909,160	0.65% to 1.80%	11.79% to 13.08%		0.00%
2011	1,806,106	$8.76 to $12.99	$44,168,011	0.65% to 1.80%	-12.36%(a) to -3.09%		0.00%
2010	1,770,957	$12.72 to $13.39	$45,360,803	0.90% to 1.60%	33.94%(a) to 35.21%		0.00%
2009	1,638,437	$9.89 to $19.29	$31,116,259	0.65% to 1.50%	33.27% to 34.39%		0.00%
2008	1,474,268	$7.36 to $14.47	$20,927,282	0.65% to 1.50%	-37.31% to -36.77%		0.00%
Nasdaq-100 Index Subaccount
2012	9,862,743	$11.27 to $15.16	$59,867,223	0.65% to 1.80%	15.78% to 17.11%		0.69%
2011	9,233,811	$9.73 to $12.94	$47,742,528	0.65% to 1.80%	-2.66%(a) to 2.53%		0.37%
2010	9,372,217	$12.46 to $12.62	$47,101,155	0.65% to 1.70%	18.61% to 24.63%	(b)	0.35%
2009	9,531,577	$4.14 to $10.64	$40,300,571	0.65% to 1.50%	51.43% to 52.71%		0.00%
2008	8,365,592	$2.73 to $2.88	$23,243,143	0.90% to 1.50%	-42.84% to -42.50%		0.00%
Bristol Subaccount
2012	14,661,303	$9.88 to $10.40	$193,707,193	0.65% to 1.80%	11.17% to 12.45%		0.57%
2011	15,411,491	$8.89 to $9.25	$182,751,925	0.65% to 1.80%	-11.10%(a) to -7.76%		0.48%
2010	13,234,534	$10.02 to $12.07	$172,026,137	0.65% to 1.70%	12.37% to 20.72%	(b)	0.63%
2009	11,449,119	$8.92 to $11.51	$133,596,270	0.65% to 1.50%	33.82% to 34.95%		0.69%
2008	8,799,825	$6.61 to $8.60	$76,619,435	0.65% to 1.50%	-41.43% to -40.93%		0.99%
Bryton Growth Subaccount
2012	12,302,697	$9.61 to $11.54	$148,395,738	0.65% to 1.80%	9.31% to 10.57%		0.00%
2011	13,366,319	$8.79 to $10.44	$146,739,536	0.65% to 1.80%	-12.10%(a) to -9.87%		0.00%
2010	10,494,205	$11.58 to $12.97	$128,278,287	0.65% to 1.70%	23.24% to 29.75%	(b)	0.00%
2009	10,634,211	$9.40 to $9.82	$106,089,583	0.65% to 1.50%	33.72% to 34.85%		0.00%
2008	7,539,477	$6.97 to $7.35	$56,103,074	0.65% to 1.50%	-40.43% to -39.93%		0.00%
U.S. Equity Subaccount
2012	1,353,700	$10.47 to $11.03	$14,373,759	0.90% to 1.80%	12.58% to 13.59%		0.58%
2011	1,312,773	$9.71 to $11.92	$12,355,176	0.90% to 1.60%	-3.50% to -2.83%		0.00%
2010	1,384,399	$8.17 to $9.60	$13,446,687	0.90% to 1.50%	10.80% to 11.46%		0.75%
2009	1,553,589	$8.67 to $8.96	$13,589,709	0.90% to 1.50%	14.85% to 15.53%		0.75%
2008	1,606,966	$7.55 to $7.76	$12,224,145	0.90% to 1.50%	-48.75% to -48.44%		1.00%
Balanced Subaccount
2012	4,741,069	$10.79 to $12.62	$68,652,265	0.65% to 1.80%	11.29% to 12.56%		0.00%
2011	1,165,187	$11.16 to $12.35	$15,790,492	0.90% to 1.70%	0.58% to 1.38%		1.98%
2010	983,488	$12.18 to $13.27	$13,214,377	0.90% to 1.50%	6.19% to 6.82%		2.11%
2009	1,001,326	$11.41 to $12.49	$12,636,157	0.90% to 1.50%	23.07% to 23.80%		2.59%
2008	870,839	$9.21 to $10.15	$8,900,711	0.90% to 1.50%	-28.02% to -27.59%		0.00%
Income Opportunity Subaccount
2012	658,913	$10.04 to $11.05	$7,456,049	0.90% to 1.80%	5.43% to 6.37%		0.00%
2011	830,079	$10.22 to $10.66	$8,903,853	0.65% to 1.70%	-2.73% to -1.72%		0.00%
2010	700,242	$10.60 to $10.86	$7,696,485	0.90% to 1.50%	5.57% to 6.19%		0.00%
2009	514,922	$10.28 to $10.64	$5,355,941	0.90% to 1.50%	11.47% to 12.13%		0.00%
2008	477,359	$8.90 to $9.23	$4,449,399	0.90% to 1.50%	-21.99% to -21.53%		0.00%
Target VIP Subaccount
2012	2,059,046	$10.20 to $10.32	$20,446,805	0.90% to 1.80%	13.19% to 14.21%		1.36%
2011	2,279,372	$8.93 to $9.12	$19,869,154	0.90% to 1.80%	-8.83%(a) to -2.29%		0.96%
2010	2,370,283	$9.14 to $12.67	$21,181,558	0.90% to 1.60%	18.40% to 26.72%	(b)	1.34%
2009	2,662,821	$7.22 to $7.53	$20,183,855	0.65% to 1.50%	13.07% to 14.02%		1.36%
2008	2,671,966	$6.66 to $6.79	$17,880,279	0.90% to 1.50%	-44.18% to -43.84%		1.30%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Target Equity/Income Subaccount
2012	2,401,760	$8.19 to $11.80	$20,186,021	0.65% to 1.70%	9.21% to 10.36%		1.97%
2011	2,592,247	$7.42 to $10.80	$19,875,879	0.65% to 1.70%	-12.58% to -11.67%		1.54%
2010	2,809,041	$8.40 to $12.36	$24,374,819	0.65% to 1.70%	22.43% to 23.58%	(b)	1.31%
2009	2,951,808	$6.86 to $7.09	$21,073,435	0.65% to 1.50%	10.67% to 11.61%		1.85%
2008	3,495,439	$6.15 to $6.41	$22,513,508	0.65% to 1.50%	-45.89% to -45.43%		1.82%
Bristol Growth Subaccount
2012	10,066,296	$10.03 to $10.38	$102,533,385	0.65% to 1.80%	9.22% to 10.47%		0.45%
2011	10,259,112	$9.18 to $9.40	$95,082,825	0.65% to 1.80%	-8.20%(a) to -2.41%		0.39%
2010	8,569,711	$9.63 to $12.10	$80,843,072	0.65% to 1.70%	12.07% to 20.96%	(b)	0.65%
2009	296,643	$8.40 to $8.59	$2,501,509	0.65% to 1.50%	40.17% to 41.36%		0.00%
2008	150,630	$5.99 to $6.05	$905,039	0.90% to 1.50%	-41.46% to -41.11%		0.00%
Dow Target 10 Portfolios:
First Quarter Subaccount
2010	225,669	$10.21 to $10.96	$2,349,927	0.90% to 1.50%	16.62% to 17.31%		0.00%
2009	224,184	$8.75 to $9.34	$2,004,892	0.90% to 1.50%	14.38% to 15.06%		0.00%
2008	211,163	$7.65 to $8.12	$1,649,319	0.90% to 1.50%	-38.37% to -38.00%		0.00%
Second Quarter Subaccount
2010	214,801	$11.73 to $12.58	$2,597,454	0.90% to 1.50%	20.56% to 21.27%		0.00%
2009	239,776	$9.83 to $10.37	$2,400,898	0.90% to 1.40%	25.49% to 26.11%		0.00%
2008	240,854	$7.76 to $8.22	$1,909,877	0.90% to 1.50%	-47.12% to -46.81%		0.00%
Third Quarter Subaccount
2010	219,905	$9.01 to $9.64	$2,032,028	0.90% to 1.50%	19.53% to 20.24%		0.00%
2009	242,351	$7.54 to $8.02	$1,877,439	0.90% to 1.50%	8.20% to 8.85%		0.00%
2008	280,868	$6.96 to $7.37	$2,016,684	0.90% to 1.50%	-41.43% to -41.08%		0.00%
Fourth Quarter Subaccount
2010	223,965	$11.29 to $12.07	$2,571,983	0.90% to 1.50%	18.93% to 19.64%		0.00%
2009	212,432	$9.49 to $11.75	$2,052,909	0.90% to 1.50%	13.20% to 13.88%		0.00%
2008	251,913	$8.39 to $10.32	$2,161,051	0.90% to 1.50%	-35.97% to -35.58%		0.00%
Dow Target 5 Portfolios:
First Quarter Subaccount
2010	73,634	$10.55 to $11.26	$764,385	0.90% to 1.50%	10.49% to 11.14%		0.00%
2009	78,675	$9.65 to $10.13	$757,587	0.90% to 1.40%	18.10% to 18.68%		0.00%
2008	128,259	$8.09 to $8.54	$1,050,706	0.90% to 1.50%	-49.18% to -48.87%		0.00%
Second Quarter Subaccount
2010	62,237	$11.56 to $12.32	$700,161	0.90% to 1.50%	12.89% to 13.56%		0.00%
2009	67,367	$10.34 to $10.85	$693,741	0.90% to 1.40%	19.36% to 19.95%		0.00%
2008	75,955	$8.67 to $9.05	$660,021	0.90% to 1.40%	-49.96% to -49.71%		0.00%
Third Quarter Subaccount
2010	82,341	$6.61 to $6.97	$545,562	0.90% to 1.40%	20.58% to 21.18%		0.00%
2009	92,207	$5.49 to $5.75	$508,712	0.90% to 1.40%	-13.35% to -12.92%		0.00%
2008	95,709	$6.28 to $6.60	$608,006	0.90% to 1.50%	-52.76% to -52.47%		0.00%
Fourth Quarter Subaccount
2010	73,309	$8.92 to $9.53	$658,810	0.90% to 1.50%	12.02% to 12.69%		0.00%
2009	89,821	$7.96 to $8.46	$729,687	0.90% to 1.50%	4.37% to 4.99%		0.00%
2008	131,447	$7.63 to $10.90	$1,021,414	0.90% to 1.50%	-42.11% to -41.77%		0.00%
Fidelity Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount
2012	47,032	$19.26	$905,792	1.30%	13.21%		0.58%
2011	52,871	$17.01	$899,424	1.30%	-1.08%		0.35%
2010	59,281	$17.20	$1,019,496	1.30%	22.58%		0.27%
2009	73,851	$14.03	$1,036,099	1.30%	26.64%		0.44%
2008	81,039	$11.08	$897,770	1.30%	-47.85%		0.74%
VIP Equity-Income Subaccount
2012	36,319	$20.01	$726,760	1.30%	15.79%		3.11%
2011	40,570	$17.28	$701,092	1.30%	-0.32%		2.37%
2010	46,128	$17.34	$799,705	1.30%	13.67%		1.80%
2009	52,739	$15.25	$804,351	1.30%	28.54%		2.24%
2008	60,017	$11.87	$712,129	1.30%	-43.39%		2.16%
VIP High Income Subaccount
2012	4,547	$16.88	$76,753	1.30%	12.75%		5.58%
2011	5,753	$14.97	$86,119	1.30%	2.70%		5.93%
2010	7,554	$14.58	$110,109	1.30%	12.36%		6.60%
2009	10,134	$12.97	$131,471	1.30%	42.11%		8.18%
2008	10,946	$9.13	$99,929	1.30%	-25.95%		7.02%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Janus Aspen Series - Institutional Shares:
Janus Subaccount
2012	386,487	$9.54 to $12.41	$4,676,563	0.90% to 1.50%	16.83% to 17.52%		0.54%
2011	459,757	$8.12 to $10.62	$4,716,283	0.90% to 1.50%	-6.70% to -6.14%		0.58%
2010	538,689	$8.65 to $11.39	$5,873,209	0.90% to 1.50%	12.83% to 13.50%		1.09%
2009	649,397	$7.62 to $10.09	$6,245,330	0.90% to 1.50%	34.34% to 35.13%		0.54%
2008	707,789	$5.64 to $7.51	$5,072,090	0.90% to 1.50%	-40.61% to -40.26%		0.73%
Overseas Subaccount
2012	96,301	$23.29 to $25.41	$2,310,671	0.90% to 1.50%	11.81% to 12.48%		0.70%
2011	120,060	$20.83 to $22.59	$2,573,406	0.90% to 1.50%	-33.17% to -32.77%		0.46%
2010	143,165	$31.17 to $33.60	$4,580,355	0.90% to 1.50%	23.46% to 24.19%		0.69%
2009	169,611	$25.24 to $27.05	$4,390,361	0.90% to 1.50%	76.90% to 77.96%		0.57%
2008	196,434	$14.27 to $15.20	$2,861,610	0.90% to 1.50%	-52.82% to -52.54%		1.15%
Worldwide Subaccount
2012	197,495	$9.35 to $11.13	$2,124,464	0.90% to 1.50%	18.31% to 19.01%		0.87%
2011	230,725	$7.86 to $9.40	$2,081,116	0.90% to 1.50%	-15.01% to -14.51%		0.55%
2010	294,508	$9.19 to $11.07	$3,131,540	0.90% to 1.50%	14.12% to 14.80%		0.60%
2009	344,224	$8.00 to $9.70	$3,197,816	0.90% to 1.50%	35.66% to 36.47%		1.42%
2008	390,947	$5.86 to $7.15	$2,659,019	0.90% to 1.50%	-45.48% to -45.16%		1.14%
Balanced Subaccount
2012	353,761	$18.55 to $22.60	$7,553,618	0.90% to 1.50%	11.93% to 12.60%		2.77%
2011	431,259	$16.48 to $20.19	$8,252,548	0.90% to 1.50%	0.14% to 0.73%		2.40%
2010	484,760	$16.36 to $20.16	$9,228,479	0.90% to 1.50%	6.78% to 7.42%		2.72%
2009	615,151	$15.23 to $18.88	$10,952,376	0.90% to 1.50%	24.03% to 24.76%		2.99%
2008	681,272	$12.20 to $15.22	$9,799,619	0.90% to 1.50%	-17.09% to -16.59%		2.54%
Legg Mason Partners Variable Equity Trust - Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount
2012	802,679	$10.57 to $13.15	$14,707,049	0.65% to 1.70%	13.05% to 14.23%		1.64%
2011	880,414	$9.25 to $11.63	$14,299,477	0.65% to 1.70%	-7.76% to -6.80%		1.35%
2010	886,934	$9.93 to $12.62	$15,850,795	0.65% to 1.60%	15.85% to 26.17%	(b)	1.75%
2009	909,513	$8.57 to $15.33	$14,165,068	0.65% to 1.50%	27.45% to 28.52%		1.41%
2008	919,735	$6.67 to $12.03	$11,249,491	0.65% to 1.50%	-37.52% to -36.99%		1.75%
Legg Mason ClearBridge Variable Equity Income Builder Subaccount
2012	1,057,508	$11.27 to $15.07	$15,046,554	0.90% to 1.80%	12.18% to 13.18%		3.56%
2011	545,937	$10.05 to $13.31	$6,889,231	0.90% to 1.80%	0.46%(a) to 6.94%		3.73%
2010	405,445	$11.55 to $12.45	$4,778,537	0.90% to 1.50%	10.60% to 11.26%		4.32%
2009	362,614	$10.44 to $11.19	$3,851,749	0.90% to 1.50%	21.09% to 21.81%		3.32%
2008	394,239	$8.62 to $9.19	$3,452,542	0.90% to 1.50%	-35.98% to -35.60%		0.96%
Legg Mason ClearBridge Variable Large Cap Value Subaccount
2012	1,078,467	$11.20 to $13.91	$17,613,877	0.65% to 1.70%	14.55% to 15.75%		2.69%
2011	861,852	$9.68 to $12.15	$12,342,686	0.65% to 1.70%	3.20% to 4.28%		2.35%
2010	798,771	$9.28 to $11.78	$11,122,994	0.65% to 1.60%	8.76% to 17.76%	(b)	3.04%
2009	726,884	$8.53 to $12.50	$9,350,784	0.65% to 1.50%	22.66% to 23.70%		1.99%
2008	610,206	$10.19 to $10.86	$6,385,044	0.90% to 1.50%	-36.58% to -36.20%		1.48%
Legg Mason Dynamic Multi-Strategy VIT Subaccount
2012	18,248,720	$10.73 to $10.85	$196,712,947	0.65% to 1.80%	7.31%(a) to 8.53%	(b)	3.10%
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2012	183,791	$18.65 to $19.60	$3,670,612	0.90% to 1.50%	13.81% to 14.49%		0.09%
2011	238,031	$16.29 to $17.22	$4,158,025	0.90% to 1.50%	-6.91% to -6.36%		0.14%
2010	276,192	$17.40 to $18.50	$5,181,416	0.90% to 1.50%	21.93% to 22.65%		0.76%
2009	331,903	$15.18 to $16.26	$5,088,754	0.90% to 1.50%	45.55% to 46.42%		0.00%
2008	420,631	$9.69 to $10.43	$4,430,549	0.90% to 1.50%	-40.99% to -40.63%		1.84%
Small Cap Value Subaccount
2012	19,044	$15.42 to $16.59	$296,015	0.90% to 1.40%	12.41% to 12.97%		0.87%
2011	19,928	$13.54 to $14.68	$275,366	0.90% to 1.50%	-8.63% to -8.09%		0.67%
2010	24,322	$14.82 to $18.11	$367,407	0.90% to 1.50%	15.52% to 16.21%		1.28%
2009	43,418	$12.83 to $15.59	$565,691	0.90% to 1.50%	57.81% to 58.75%		1.23%
2008	49,584	$8.13 to $9.82	$409,550	0.90% to 1.50%	-45.37% to -45.05%		0.00%
Discovery Subaccount
2012	213,894	$13.02 to $20.10	$4,235,879	0.90% to 1.50%	15.99% to 16.68%		0.00%
2011	265,007	$11.16 to $17.33	$4,508,716	0.90% to 1.50%	-1.06% to -0.47%		0.00%
2010	345,787	$11.21 to $17.52	$5,931,622	0.90% to 1.50%	33.54% to 34.33%		0.00%
2009	417,772	$8.35 to $13.12	$5,364,791	0.90% to 1.50%	38.23% to 39.05%		0.00%
2008	485,603	$6.00 to $9.49	$4,503,162	0.90% to 1.50%	-45.18% to -44.86%		0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2012	84,029	$16.50 to $18.00	$1,410,677	0.90% to 1.50%	7.81% to 8.46%		4.65%
2011	91,474	$15.31 to $16.60	$1,428,574	0.90% to 1.50%	4.09% to 4.71%		3.76%
2010	99,664	$14.70 to $15.85	$1,491,833	0.90% to 1.50%	5.56% to 6.19%		6.66%
2009	120,799	$13.93 to $14.93	$1,711,761	0.90% to 1.50%	8.02% to 8.67%		5.83%
2008	268,954	$12.89 to $13.74	$3,521,333	0.90% to 1.50%	-11.54% to -11.01%		4.79%
U.S. Real Estate Subaccount
2012	100,116	$32.16 to $40.65	$3,473,849	0.90% to 1.50%	14.12% to 14.80%		0.83%
2011	112,386	$28.18 to $35.41	$3,428,058	0.90% to 1.50%	4.36% to 4.98%		0.80%
2010	149,488	$27.00 to $33.73	$4,313,270	0.90% to 1.50%	28.04% to 28.80%		2.34%
2009	222,432	$21.09 to $26.19	$4,944,595	0.90% to 1.50%	26.46% to 27.21%		3.33%
2008	291,059	$16.68 to $20.59	$5,111,316	0.90% to 1.50%	-38.82% to -38.45%		3.35%
Value Subaccount (note 4)
2009	2,603	$11.60 to $12.29	$31,695	0.90% to 1.40%	29.19% to 29.83%		3.32%
2008	2,761	$8.98 to $9.47	$25,851	0.90% to 1.40%	-36.74% to -36.43%		4.08%
Emerging Markets Debt Subaccount
2010	345	$22.33	$7,693	1.40%	8.23%		4.09%
2009	345	$20.63	$7,114	1.40%	28.41%		7.98%
2008	345	$16.07	$5,546	1.40%	-16.15%		8.43%
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2012	21,840,899	$9.71 to $10.57	$236,919,644	0.65% to 1.50%	17.36% to 18.36%		1.21%
2011	32,797,068	$8.21 to $9.00	$302,571,798	0.65% to 1.50%	-8.42% to -7.65%		1.22%
2010	35,146,033	$8.89 to $9.83	$353,492,979	0.65% to 1.50%	9.55% to 10.48%		0.84%
2009	35,556,713	$8.04 to $8.97	$326,213,732	0.65% to 1.50%	16.57% to 17.55%		1.97%
2008	29,972,161	$6.84 to $7.70	$235,449,956	0.65% to 1.50%	-35.49% to -34.95%		2.15%
Structured U.S. Equity Subaccount
2012	2,283,315	$11.53 to $12.57	$27,050,415	0.90% to 1.50%	12.76% to 13.43%		1.74%
2011	2,666,929	$9.62 to $10.22	$27,960,509	0.90% to 1.50%	2.51% to 3.12%		1.66%
2010	3,101,134	$9.33 to $9.97	$31,646,871	0.90% to 1.50%	11.18% to 11.84%		1.46%
2009	3,550,196	$8.97 to $9.61	$32,513,515	0.90% to 1.50%	19.35% to 20.06%		2.03%
2008	4,075,127	$6.95 to $7.51	$31,179,915	0.90% to 1.50%	-37.94% to -37.56%		1.52%
Strategic Growth Subaccount
2012	736,135	$10.96 to $12.70	$9,520,858	0.90% to 1.50%	18.11% to 18.81%		0.66%
2011	850,293	$9.22 to $10.76	$9,298,366	0.90% to 1.50%	-4.05% to -3.48%		0.43%
2010	994,729	$9.55 to $11.21	$11,317,219	0.90% to 1.50%	9.10% to 9.75%		0.41%
2009	1,171,449	$8.70 to $10.28	$12,196,995	0.90% to 1.50%	45.56% to 46.43%		0.49%
2008	1,230,152	$5.94 to $7.06	$8,800,401	0.90% to 1.50%	-42.62% to -42.28%		0.12%
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2012	11,462,820	$9.80 to $14.98	$356,033,259	0.65% to 1.80%	19.88% to 21.26%		1.62%
2011	11,785,392	$8.18 to $12.35	$308,925,592	0.65% to 1.80%	-18.53% to -18.22%	(b)	2.01%
2010	10,140,440	$12.46 to $15.16	$347,415,232	0.65% to 1.70%	21.90% to 24.57%	(b)	1.30%
2009	8,888,289	$12.44 to $28.20	$254,372,049	0.65% to 1.50%	67.34% to 68.75%		3.27%
2008	6,934,099	$7.37 to $16.85	$118,990,188	0.65% to 1.50%	-49.48% to -49.06%		2.62%
U.S. Small-Mid Cap Equity Subaccount
2012	1,587,883	$9.23 to $11.31	$30,418,370	0.65% to 1.80%	8.27% to 9.51%		0.00%
2011	9,304,222	$8.53 to $10.33	$160,516,286	0.65% to 1.80%	-14.73%(a) to -9.66%		0.00%
2010	6,131,757	$11.43 to $12.49	$122,506,532	0.65% to 1.70%	22.92% to 24.86%	(b)	0.29%
2009	7,327,499	$9.30 to $16.19	$121,029,406	0.65% to 1.50%	50.43% to 51.70%		0.00%
2008	1,821,966	$10.77 to $12.90	$20,011,200	0.90% to 1.50%	-37.42% to -37.04%		0.00%
U.S. Strategic Equity Subaccount
2012	305,192	$10.73 to $12.07	$3,692,768	0.90% to 1.80%	11.98% to 12.99%		1.16%
2011	302,189	$9.50 to $12.23	$3,248,379	0.65% to 1.60%	0.35% to 1.30%		1.03%
2010	298,629	$10.57 to $12.19	$3,183,431	0.90% to 1.60%	11.84% to 21.92%	(b)	0.73%
2009	275,609	$9.52 to $9.79	$2,639,925	0.90% to 1.50%	24.97% to 25.71%		1.12%
2008	184,066	$7.65 to $7.79	$1,408,740	0.90% to 1.40%	-36.18% to -35.86%		1.16%
International Equity Subaccount
2012	42,312,660	$10.28 to $10.32	$547,210,514	0.65% to 1.80%	18.96% to 20.32%		1.70%
2011	44,076,228	$8.54 to $8.68	$478,106,442	0.65% to 1.80%	-13.21%(a) to -7.87%		2.11%
2010	36,678,287	$9.27 to $12.05	$434,888,063	0.65% to 1.70%	6.03% to 20.51%	(b)	1.50%
2009	28,025,757	$8.74 to $11.17	$315,693,150	0.65% to 1.50%	19.66% to 20.67%		3.06%
2008	17,427,391	$7.25 to $9.33	$163,771,993	0.65% to 1.50%	-37.95% to -37.42%		1.88%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Multi-Asset Targeted Volatility Subaccount
2012	2,583,174	$10.45 to $10.53	$27,070,210	0.65% to 1.80%	4.49%(a) to 5.29%	(b)	0.11%
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2012	8,402,588	$9.73 to $11.99	$129,300,993	0.65% to 1.80%	8.65% to 9.90%		0.00%
2011	25,200,510	$8.96 to $10.91	$352,605,070	0.65% to 1.80%	-10.41%(a) to -5.12%		0.00%
2010	29,042,935	$11.50 to $12.21	$436,199,017	0.65% to 1.70%	6.67% to 22.12%	(b)	0.00%
2009	17,117,109	$10.78 to $13.95	$243,606,636	0.65% to 1.50%	55.08% to 56.38%		0.00%
2008	14,250,178	$6.89 to $9.00	$130,532,919	0.65% to 1.50%	-40.30% to -39.79%		0.00%
Jennison Subaccount
2012	1,646,876	$10.64 to $12.69	$15,205,509	0.65% to 1.80%	13.67% to 14.98%		0.00%
2011	1,945,799	$11.04 to $12.02	$14,888,983	0.65% to 1.70%	-1.75% to -0.73%		0.00%
2010	1,809,973	$11.12 to $12.24	$13,983,292	0.65% to 1.60%	10.73% to 22.45%	(b)	0.02%
2009	1,727,780	$6.81 to $10.04	$12,112,509	0.65% to 1.50%	40.48% to 41.66%		0.28%
2008	1,256,315	$4.85 to $7.09	$6,223,488	0.65% to 1.50%	-38.48% to -37.96%		0.07%
UBS Series Trust - Class I:
U.S. Allocation Subaccount
2008	429,475	$6.61 to $7.00	$2,885,894	0.90% to 1.50%	-36.29% to -35.91%		2.78%
Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2012	19,026,790	$9.74 to $12.74	$433,762,386	0.65% to 1.80%	12.53% to 13.82%		0.39%
2011	19,927,425	$8.66 to $11.19	$405,946,842	0.65% to 1.80%	-13.42%(a) to -11.43%		0.03%
2010	12,155,036	$12.47 to $12.64	$291,946,014	0.65% to 1.70%	24.71%(a) to 27.74%		0.13%
2009	11,484,715	$9.89 to $18.82	$218,734,330	0.65% to 1.50%	37.69% to 38.85%		0.48%
2008	10,147,808	$7.12 to $13.67	$140,468,152	0.65% to 1.50%	-40.50% to -40.00%		0.24%
VIP Contrafund Subaccount
2012	26,210,018	$10.46 to $11.96	$376,051,646	0.65% to 1.80%	14.08% to 15.39%		1.10%
2011	28,771,737	$9.17 to $10.36	$360,788,284	0.65% to 1.80%	-8.32%(a) to -3.41%		0.79%
2010	29,401,005	$10.73 to $12.32	$384,776,381	0.65% to 1.70%	16.17% to 23.22%	(b)	1.05%
2009	28,853,925	$9.23 to $11.15	$327,437,555	0.65% to 1.50%	33.47% to 34.59%		1.25%
2008	24,956,365	$6.86 to $8.35	$211,915,180	0.65% to 1.50%	-43.54% to -43.06%		0.89%
VIP Growth Subaccount
2012	4,392,188	$11.78 to $14.18	$34,606,292	0.65% to 1.70%	12.48% to 13.66%		0.36%
2011	4,627,132	$10.36 to $12.61	$31,874,855	0.65% to 1.70%	-1.70% to -0.68%		0.13%
2010	4,421,625	$10.43 to $12.83	$30,630,083	0.65% to 1.60%	23.06% to 28.32%	(b)	0.03%
2009	4,640,543	$5.55 to $8.48	$26,182,589	0.65% to 1.50%	26.07% to 27.14%		0.20%
2008	4,769,142	$4.40 to $4.64	$21,279,725	0.90% to 1.50%	-48.09% to -47.78%		0.61%
VIP Equity-Income Subaccount
2012	9,581,287	$10.25 to $10.78	$130,679,698	0.65% to 1.80%	14.97% to 16.29%		2.91%
2011	10,207,059	$8.81 to $12.04	$120,823,827	0.65% to 1.70%	-1.02% to 0.01%		2.26%
2010	10,860,116	$8.81 to $12.17	$129,281,598	0.65% to 1.60%	14.18% to 21.71%	(b)	1.67%
2009	10,879,255	$7.72 to $10.47	$114,699,424	0.65% to 1.50%	27.96% to 29.05%		2.06%
2008	11,417,909	$5.98 to $8.18	$94,316,996	0.65% to 1.50%	-43.66% to -43.18%		2.43%
VIP Real Estate Subaccount
2012	11,400,390	$11.13 to $11.79	$132,533,355	0.65% to 1.80%	16.20% to 17.53%		1.31%
2011	11,710,571	$9.58 to $10.04	$116,606,168	0.65% to 1.80%	-4.20%(a) to 7.09%		1.00%
2010	10,136,960	$9.37 to $12.05	$93,664,032	0.65% to 1.70%	20.55%(a) to 29.25%		2.11%
2009	979,626	$7.15 to $7.25	$7,021,406	0.65% to 1.50%	35.37% to 36.51%		3.10%
2008	219,437	$5.28 to $5.30	$1,160,375	0.90% to 1.50%	-47.19%(a) to -46.98%	(b)	10.43%
Janus Aspen Series - Service Shares:
Janus Subaccount
2012	2,899,713	$7.60 to $12.79	$21,269,893	0.90% to 1.70%	16.30% to 17.22%		0.43%
2011	3,437,819	$6.48 to $11.02	$21,431,495	0.90% to 1.60%	-7.02% to -6.38%		0.44%
2010	3,983,756	$6.50 to $6.93	$26,388,380	0.90% to 1.50%	12.57% to 13.24%		0.37%
2009	4,084,057	$5.77 to $6.12	$23,970,684	0.90% to 1.50%	34.00% to 34.80%		0.39%
2008	3,539,532	$4.31 to $4.54	$15,485,874	0.90% to 1.50%	-40.76% to -40.41%		0.60%
Worldwide Subaccount
2012	3,716,761	$9.81 to $10.05	$23,494,076	0.65% to 1.80%	17.73% to 19.08%		0.81%
2011	3,281,146	$8.44 to $10.16	$17,552,262	0.65% to 1.70%	-15.42% to -14.54%		0.49%
2010	3,316,104	$9.88 to $12.02	$20,808,627	0.65% to 1.60%	14.77% to 20.24%	(b)	0.49%
2009	3,289,126	$5.35 to $8.60	$17,929,431	0.65% to 1.50%	35.37% to 36.52%		1.35%
2008	2,424,258	$3.95 to $4.16	$9,753,792	0.90% to 1.50%	-45.63% to -45.30%		1.03%
Balanced Subaccount
2012	8,212,829	$12.27 to $14.16	$127,385,355	0.65% to 1.70%	11.47% to 12.64%		2.54%
2011	8,816,894	$11.01 to $12.57	$122,272,745	0.65% to 1.70%	-0.34% to 0.70%		2.21%
2010	8,127,206	$11.05 to $12.49	$113,189,957	0.65% to 1.60%	7.42% to 10.49%	(b)	2.66%
2009	7,095,139	$11.62 to $12.83	$92,682,955	0.65% to 1.50%	23.73% to 24.77%		2.91%
2008	5,149,346	$10.37 to $10.92	$54,207,444	0.90% to 1.50%	-17.30% to -16.81%		2.44%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Overseas Subaccount
2012	20,740,818	$7.93 to $10.98	$256,386,523	0.65% to 1.80%	11.17% to 12.45%		0.61%
2011	22,152,234	$7.13 to $9.76	$245,442,169	0.65% to 1.80%	-32.77% to -28.71%	(b)	0.38%
2010	21,396,533	$12.59 to $14.52	$357,539,519	0.65% to 1.70%	24.21% to 25.94%	(b)	0.55%
2009	21,409,601	$11.69 to $13.24	$290,151,489	0.65% to 1.50%	76.43% to 77.91%		0.41%
2008	21,523,694	$6.57 to $7.50	$165,130,361	0.65% to 1.50%	-52.94% to -52.54%		1.12%
INTECH U.S. Low Volatility Subaccount
2012	1,308,590	$9.88 to $9.90	$12,944,511	0.90% to 1.80%	-1.19%(a) to -0.97%	(b)	2.32%
J.P. Morgan Series Trust II (note 4):
Small Company Subaccount
2008	1,295,512	$8.73 to $10.86	$11,552,213	0.90% to 1.50%	-33.00% to -32.59%		0.19%
Mid Cap Value Subaccount
2008	7,942,270	$13.63 to $14.23	$109,693,875	0.90% to 1.50%	-34.20% to -33.81%		1.11%
J.P. Morgan Insurance Trust - Class I (note 4):
Small Cap Core Subaccount
2012	1,104,660	$10.40 to $11.47	$16,655,397	0.65% to 1.80%	17.60% to 18.95%		0.20%
2011	988,723	$11.74 to $13.44	$12,626,793	0.90% to 1.70%	-6.36% to -5.62%		0.13%
2010	1,170,526	$13.21 to $16.62	$15,861,564	0.90% to 1.50%	25.25% to 25.99%		0.00%
2009	1,307,460	$10.55 to $13.19	$14,111,303	0.90% to 1.50%	29.20%(a) to 29.72%	(b)	0.35%
Mid Cap Value Subaccount
2012	6,286,681	$11.20 to $13.13	$156,806,708	0.65% to 1.80%	18.24% to 19.60%		1.06%
2011	6,522,350	$12.23 to $22.11	$137,851,622	0.90% to 1.70%	0.46% to 1.25%		1.31%
2010	6,903,588	$12.17 to $21.84	$145,170,835	0.90% to 1.70%	21.70%(a) to 22.35%		1.18%
2009	7,738,677	$17.01 to $17.85	$133,585,795	0.90% to 1.50%	28.82%(a) to 29.34%	(b)	0.00%
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Growth & Income Subaccount
2012	9,174	$12.26	$112,455	1.40%	15.62%		1.39%
2011	10,558	$10.60	$111,933	1.40%	4.61%		1.17%
2010	13,562	$10.13	$137,445	1.40%	11.24%		0.00%
2009	21,914	$9.11	$199,648	1.40%	18.69%		3.60%
2008	24,055	$7.68	$184,649	1.40%	-41.52%		2.07%
Small Cap Growth Subaccount
2012	1,664	$18.88	$31,410	1.40%	13.14%		0.00%
2011	1,665	$16.69	$27,781	1.40%	2.77%		0.00%
2010	1,666	$16.24	$27,051	1.40%	34.71%		0.00%
2009	1,667	$12.05	$20,098	1.40%	39.33%		0.00%
2008	1,670	$8.65	$14,444	1.40%	-46.38%		0.00%
Dynamic Asset Allocation Subaccount
2012	15,348,282	$10.28 to $10.46	$158,868,626	0.65% to 1.80%	6.09% to 7.30%		0.16%
2011	915,449	$9.69 to $9.75	$8,899,428	0.65% to 1.70%	-3.07%(a) to -2.54%	(b)	0.00%
MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount
2012	1,188,767	$13.75 to $17.79	$20,124,683	0.90% to 1.70%	18.87% to 19.81%		0.00%
2011	1,003,860	$11.57 to $12.44	$14,276,055	0.65% to 1.70%	-11.99% to -11.07%		0.00%
2010	995,905	$15.85 to $16.74	$16,068,933	0.90% to 1.50%	33.93% to 34.73%		0.00%
2009	827,778	$11.84 to $12.42	$9,990,069	0.90% to 1.50%	60.51% to 61.47%		0.00%
2008	405,764	$7.37 to $7.69	$3,038,533	0.90% to 1.50%	-40.42% to -40.06%		0.00%
Investors Growth Stock Subaccount
2012	730,606	$12.70 to $13.70	$9,414,940	0.65% to 1.60%	14.84% to 15.93%		0.22%
2011	720,888	$10.95 to $11.91	$8,046,603	0.65% to 1.70%	-1.30% to -0.28%		0.26%
2010	677,749	$11.66 to $12.07	$7,619,176	0.90% to 1.60%	11.15% to 20.75%	(b)	0.29%
2009	721,039	$9.99 to $10.49	$7,325,623	0.90% to 1.50%	37.04% to 37.85%		0.39%
2008	554,395	$7.29 to $7.61	$4,105,697	0.90% to 1.50%	-37.92% to -37.54%		0.28%
Mid Cap Growth Subaccount
2012	2,496,410	$10.13 to $10.68	$23,961,459	0.65% to 1.80%	14.35% to 15.67%		0.00%
2011	2,582,109	$8.86 to $9.23	$21,470,723	0.65% to 1.80%	-11.38%(a) to -6.77%		0.00%
2010	2,646,417	$8.73 to $9.90	$23,577,965	0.65% to 1.50%	27.30% to 28.37%		0.00%
2009	2,864,639	$6.86 to $7.71	$19,969,505	0.65% to 1.50%	39.16% to 40.34%		0.00%
2008	2,932,900	$4.93 to $5.50	$14,641,258	0.65% to 1.50%	-52.31% to -51.91%		0.00%
Total Return Subaccount
2012	3,871,094	$11.63 to $12.11	$56,152,962	0.65% to 1.70%	9.07% to 10.21%		2.52%
2011	4,251,590	$10.55 to $11.10	$56,377,229	0.65% to 1.70%	-0.11% to 0.93%		2.36%
2010	4,588,367	$10.46 to $11.11	$60,833,173	0.65% to 1.70%	8.92% to 11.12%	(b)	2.61%
2009	4,909,856	$9.60 to $12.07	$60,202,530	0.65% to 1.50%	15.98% to 16.96%		3.35%
2008	4,940,387	$8.21 to $10.41	$52,117,864	0.65% to 1.50%	-23.47% to -22.82%		2.90%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2012	38,629,749	$11.24 to $15.20	$683,959,128	0.65% to 1.80%	6.82% to 8.05%		1.08%
2011	35,912,020	$10.53 to $14.07	$594,513,102	0.65% to 1.80%	5.25%(a) to 10.95%		2.11%
2010	34,133,472	$10.14 to $12.68	$523,839,472	0.65% to 1.70%	1.45%(a) to 7.41%		1.42%
2009	24,728,496	$11.80 to $14.25	$357,353,103	0.65% to 1.50%	16.61% to 17.60%		3.06%
2008	16,710,368	$10.04 to $12.22	$206,825,372	0.65% to 1.50%	-8.41% to -7.64%		3.51%
Total Return Subaccount
2012	103,634,238	$10.70 to $15.37	$1,720,843,101	0.65% to 1.80%	7.65% to 8.88%		2.58%
2011	101,713,202	$9.94 to $14.11	$1,566,626,975	0.65% to 1.80%	-0.58%(a) to 2.95%		2.63%
2010	93,230,133	$10.17 to $13.71	$1,434,640,762	0.65% to 1.70%	1.72%(a) to 7.41%		2.43%
2009	72,649,542	$12.76 to $14.30	$1,052,814,518	0.65% to 1.50%	12.36% to 13.31%		5.02%
2008	36,170,311	$11.26 to $12.73	$465,684,252	0.65% to 1.50%	3.26% to 4.13%		4.45%
Global Bond Subaccount
2012	14,433,702	$10.63 to $15.75	$264,971,160	0.65% to 1.80%	5.04% to 6.25%		1.63%
2011	13,695,598	$10.12 to $14.83	$239,350,566	0.65% to 1.80%	1.24%(a) to 6.88%		2.56%
2010	12,463,732	$10.83 to $13.87	$209,234,170	0.65% to 1.70%	8.26%(a) to 10.94%		2.71%
2009	17,543,781	$12.50 to $15.12	$268,855,561	0.65% to 1.50%	15.11% to 16.08%		3.11%
2008	7,688,924	$10.77 to $13.14	$102,224,882	0.65% to 1.50%	-2.31% to -1.48%		3.42%
CommodityRealReturn Strategy Subaccount
2012	17,567,739	$8.90 to $10.47	$181,267,506	0.65% to 1.80%	3.52% to 4.71%		2.77%
2011	16,084,690	$8.59 to $10.00	$159,411,719	0.65% to 1.80%	-14.06%(a) to -8.15%		13.97%
2010	11,799,398	$10.89 to $13.28	$126,952,301	0.65% to 1.70%	23.72% to 32.84%	(b)	15.77%
2009	9,591,976	$8.71 to $8.80	$83,757,927	0.65% to 1.50%	39.44% to 40.62%		9.05%
2008	226,935	$6.25 to $6.25	$1,417,713	0.90% to 1.40%	-37.54%(a) to -37.46%	(b)	10.64%
Global Diversified Allocation Subaccount
2012	8,838,922	$9.99 to $10.07	$88,606,797	0.65% to 1.80%	-0.07%(a) to 0.69%	(b)	5.80%
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
2012	19,373	$9.35 to $9.82	$188,058	0.90% to 1.40%	14.34% to 14.91%		0.09%
2011	26,838	$8.18 to $8.54	$227,653	0.90% to 1.40%	-2.70% to -2.22%		0.00%
2010	29,665	$8.41 to $8.74	$258,084	0.90% to 1.40%	15.65% to 16.22%		0.05%
2009	35,022	$7.27 to $7.52	$262,954	0.90% to 1.40%	32.41% to 33.06%		0.41%
2008	40,054	$5.49 to $5.65	$226,279	0.90% to 1.40%	-36.68% to -36.37%		0.00%
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2012	2,669,677	$10.83 to $12.67	$44,034,734	0.65% to 1.80%	8.18% to 9.42%		3.25%
2011	1,973,367	$11.58 to $12.97	$30,103,119	0.65% to 1.70%	6.93% to 8.04%		1.40%
2010	1,536,716	$12.13 to $14.75	$21,973,886	0.90% to 1.70%	14.02% to 21.29%	(b)	1.82%
2009	1,382,187	$12.43 to $12.94	$17,397,245	0.90% to 1.50%	20.42% to 21.14%		1.96%
2008	835,769	$10.33 to $10.68	$8,697,798	0.90% to 1.50%	-30.76% to -30.35%		1.65%
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
2012	19,225,013	$10.12 to $12.81	$440,213,848	0.65% to 1.80%	10.50% to 11.77%		0.13%
2011	14,680,119	$9.16 to $11.46	$309,011,691	0.65% to 1.80%	-8.40%(a) to -3.91%		0.37%
2010	12,223,754	$11.89 to $11.93	$279,977,830	0.65% to 1.70%	18.95%(a) to 19.74%		0.13%
2009	10,295,119	$9.96 to $19.26	$199,836,872	0.65% to 1.50%	33.20% to 34.33%		0.00%
2008	7,690,095	$7.42 to $14.46	$112,352,190	0.65% to 1.50%	-28.26% to -27.65%		0.68%
Micro-Cap Subaccount
2012	5,257,168	$8.95 to $11.79	$117,008,097	0.65% to 1.80%	5.69% to 6.91%		0.00%
2011	5,817,404	$8.47 to $11.03	$122,485,493	0.65% to 1.80%	-15.30%(a) to -12.67%		2.39%
2010	5,728,780	$12.63 to $13.04	$141,166,720	0.65% to 1.70%	29.12% to 30.36%	(b)	2.01%
2009	5,560,538	$9.78 to $19.24	$107,679,861	0.65% to 1.50%	55.71% to 57.02%		0.00%
2008	4,721,918	$6.23 to $12.36	$58,869,696	0.65% to 1.50%	-44.11% to -43.64%		2.81%
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2012	2,181,896	$10.74 to $12.23	$31,191,733	0.65% to 1.80%	7.25% to 8.48%		4.30%
2011	2,024,699	$10.01 to $11.28	$26,958,193	0.65% to 1.80%	0.11%(a) to 4.72%		3.47%
2010	1,790,005	$10.14 to $10.77	$23,162,057	0.65% to 1.70%	1.38%(a) to 6.17%		5.16%
2009	1,386,239	$10.14 to $12.14	$17,044,178	0.65% to 1.50%	7.76% to 8.67%		2.35%
2008	8,255,729	$9.33 to $11.27	$94,068,166	0.65% to 1.50%	-11.78% to -11.04%		4.48%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
U.S. Real Estate Subaccount
2012	3,865,381	$10.75 to $10.83	$97,290,395	0.65% to 1.80%	13.57% to 14.87%		0.58%
2011	4,253,299	$9.36 to $12.43	$94,226,019	0.65% to 1.70%	3.90% to 4.98%		0.54%
2010	4,734,817	$8.91 to $11.97	$100,936,783	0.65% to 1.60%	19.71%(a) to 28.69%		2.67%
2009	9,882,435	$6.93 to $16.81	$167,369,477	0.65% to 1.50%	26.59% to 27.66%		3.15%
2008	6,995,586	$5.43 to $13.28	$93,767,343	0.65% to 1.50%	-38.98% to -38.46%		2.83%
International Growth Equity Subaccount (note 4)
2009	29,629,485	$8.26 to $8.46	$246,612,533	0.65% to 1.50%	34.52% to 35.66%		0.77%
2008	21,994,261	$6.14 to $6.23	$135,780,314	0.65% to 1.50%	-49.29% to -48.86%		0.00%
Growth Subaccount
2012	1,459,293	$13.61 to $13.66	$19,084,903	0.65% to 1.70%	12.14% to 13.31%		0.00%
2011	1,544,978	$12.01 to $12.18	$17,978,893	0.65% to 1.70%	-4.66% to -3.67%		0.00%
2010	1,009,282	$12.02 to $12.47	$12,246,417	0.65% to 1.50%	20.80% to 21.82%		0.00%
2009	1,279,528	$9.95 to $10.23	$12,816,110	0.65% to 1.50%	62.70% to 64.08%		0.00%
2008	380,473	$6.12 to $6.21	$2,338,958	0.90% to 1.50%	-50.10% to -49.80%		0.00%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. Value Series I Subaccount (note 4)
2010	2,598	$13.24 to $14.10	$36,259	0.90% to 1.40%	16.33%(a) to 16.67%	(b)	0.00%
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount (note 4)
2010	2,172,773	$8.95 to $9.23	$19,619,655	0.65% to 1.50%	23.70%(a) to 24.32%	(b)	0.00%
Invesco Van Kampen V.I. Comstock Series I Subaccount (note 4)
2012	2,053	$15.12 to $16.26	$33,363	0.90% to 1.40%	17.58% to 18.16%		1.77%
2011	2,057	$12.86 to $13.76	$28,291	0.90% to 1.40%	-11.14% to -10.84%		0.00%
Invesco V.I. International Growth Series II Subaccount (note 4)
2012	2,087,453	$9.77 to $12.60	$19,818,054	0.65% to 1.70%	13.32% to 14.51%		1.25%
2011	2,061,606	$8.53 to $11.12	$17,157,884	0.65% to 1.70%	-15.98% to -15.39%		0.00%
Invesco V.I. Balanced-Risk Allocation Series II Subaccount
2012	73,410,013	$10.79 to $10.92	$796,163,005	0.65% to 1.80%	7.94%(a) to 9.17%	(b)	1.46%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount
2012	8,677,064	$12.76 to $14.19	$124,619,089	0.65% to 1.50%	10.98% to 11.92%		6.51%
2011	9,670,727	$11.40 to $12.79	$124,908,382	0.65% to 1.50%	0.87% to 1.72%		5.76%
2010	10,661,300	$11.21 to $12.68	$136,259,151	0.65% to 1.50%	11.01% to 11.94%		6.62%
2009	11,617,566	$10.01 to $11.42	$133,678,258	0.65% to 1.50%	33.59% to 34.72%		8.17%
2008	13,142,269	$7.43 to $8.55	$113,068,164	0.65% to 1.50%	-30.70% to -30.11%		5.48%
Franklin Flex Cap Growth Securities Subaccount
2012	6,093,417	$11.72 to $12.54	$77,338,709	0.65% to 1.50%	7.64% to 8.55%		0.00%
2011	8,593,999	$10.80 to $11.65	$101,154,180	0.65% to 1.50%	-6.21% to -5.42%		0.00%
2010	10,455,060	$11.42 to $12.42	$131,037,406	0.65% to 1.50%	14.48% to 15.44%		0.00%
2009	14,250,752	$9.89 to $10.85	$155,916,767	0.65% to 1.50%	31.00% to 32.11%		0.00%
2008	15,857,156	$7.49 to $8.28	$132,218,111	0.65% to 1.50%	-36.27% to -35.73%		0.12%
Templeton Foreign Securities Subaccount
2012	12,804,945	$10.98 to $13.21	$170,876,691	0.65% to 1.50%	16.48% to 17.47%		2.98%
2011	13,802,985	$9.35 to $11.34	$157,830,415	0.65% to 1.50%	-11.95% to -11.21%		1.71%
2010	14,241,608	$10.53 to $12.88	$184,806,060	0.65% to 1.50%	6.81% to 7.71%		1.08%
2009	6,136,748	$9.77 to $12.06	$74,516,879	0.65% to 1.50%	35.02% to 36.16%		3.40%
2008	7,007,069	$7.18 to $8.93	$62,982,097	0.65% to 1.50%	-41.26% to -40.76%		2.45%
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2012	4,956,219	$11.34 to $13.26	$51,777,649	0.65% to 1.70%	13.44% to 14.63%		0.36%
2011	5,836,305	$9.89 to $11.69	$53,495,800	0.65% to 1.70%	-8.26% to -7.30%		0.40%
2010	6,074,245	$9.82 to $10.67	$60,415,794	0.65% to 1.50%	24.13% to 25.18%		0.33%
2009	7,012,429	$7.92 to $8.53	$55,978,023	0.65% to 1.50%	44.00% to 45.21%		0.55%
2008	18,862,358	$5.50 to $5.87	$104,207,032	0.65% to 1.50%	-46.75% to -46.30%		1.14%
ALPS Variable Insurance Trust - Class II:
AVS Listed Private Equity Subaccount
2010	697,530	$6.29 to $12.84	$4,341,094	0.65% to 1.70%	21.24% to 28.36%	(b)	15.49%
2009	1,468,965	$5.12 to $5.19	$7,548,642	0.65% to 1.50%	37.86% to 39.02%		0.65%
2008	345,546	$3.71 to $3.73	$1,284,794	0.90% to 1.50%	-62.87%(a) to -62.73%	(b)	0.00%
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
2012	2,445,864	$9.45 to $9.53	$22,483,370	0.65% to 1.80%	14.93% to 16.25%		0.00%
2011	2,519,623	$8.13 to $10.48	$20,011,348	0.65% to 1.70%	-14.93% to -14.04%		0.85%
2010	2,598,462	$9.46 to $12.32	$24,140,073	0.65% to 1.70%	16.99% to 23.25%	(b)	0.00%
2009	2,571,230	$7.97 to $8.08	$20,549,368	0.65% to 1.50%	27.19% to 28.27%		0.00%
2008	582,960	$6.27 to $6.30	$3,658,482	0.65% to 1.50%	-37.34%(a) to -36.98%	(b)	0.00%
Managed Volatility Fund II Subaccount
2012	9,304,159	$11.07 to $11.20	$103,484,894	0.65% to 1.80%	10.71%(a) to 11.97%	(b)	0.83%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2012	42,991,134	$9.24 to $10.33	$397,289,167	0.65% to 1.80%	16.71% to 18.05%		0.91%
2011	70,747,101	$7.83 to $8.85	$556,934,348	0.65% to 1.80%	-11.51%(a) to -7.86%		1.18%
2010	56,708,967	$8.50 to $11.88	$476,489,550	0.65% to 1.70%	10.17% to 18.78%	(b)	0.75%
2009	39,646,867	$7.60 to $7.71	$302,461,688	0.65% to 1.50%	16.13% to 17.11%		2.71%
2008	7,678,608	$6.55 to $6.58	$50,340,555	0.65% to 1.50%	-34.53%(a) to -34.16%	(b)	8.72%
Structured U.S. Equity Subaccount
2012	204,856	$10.23 to $13.74	$2,088,863	0.90% to 1.60%	12.33% to 13.12%		1.24%
2011	230,686	$9.04 to $12.23	$2,066,547	0.90% to 1.60%	2.27% to 2.97%		1.67%
2010	203,483	$8.64 to $8.78	$1,764,275	0.90% to 1.50%	10.94% to 11.59%		1.43%
2009	160,231	$7.79 to $7.87	$1,250,800	0.90% to 1.50%	19.10% to 19.81%		2.23%
2008	78,732	$6.54 to $6.57	$515,462	0.90% to 1.50%	-34.57%(a) to -34.31%	(b)	7.38%
Strategic Growth Subaccount
2012	986,486	$10.84 to $10.99	$10,599,300	0.90% to 1.80%	17.50% to 18.56%		0.53%
2011	758,433	$9.23 to $9.36	$6,872,567	0.65% to 1.80%	-6.44%(a) to -3.49%		0.23%
2010	686,786	$9.56 to $11.89	$6,453,527	0.65% to 1.60%	9.78% to 18.90%	(b)	0.22%
2009	502,838	$8.59 to $8.71	$4,327,987	0.65% to 1.50%	45.32% to 46.54%		0.39%
2008	79,493	$5.91 to $5.93	$470,306	0.90% to 1.40%	-40.86%(a) to -40.67%	(b)	0.00%
Global Markets Navigator Subaccount
2012	2,442,955	$10.19 to $10.25	$24,969,700	0.90% to 1.80%	1.90%(a) to 2.51%	(b)	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount
2012	10,096,329	$10.52 to $11.86	$116,592,596	0.65% to 1.80%	10.56% to 11.83%		6.37%
2011	10,407,375	$9.52 to $10.60	$108,024,051	0.65% to 1.80%	-4.84%(a) to 1.63%		5.64%
2010	8,782,303	$10.43 to $11.12	$90,089,821	0.65% to 1.70%	11.20%(a) to 11.82%		6.48%
2009	6,786,838	$9.20 to $9.33	$62,638,794	0.65% to 1.50%	33.37% to 34.50%		7.44%
2008	2,274,416	$6.90 to $6.93	$15,713,132	0.90% to 1.50%	-31.01%(a) to -30.74%	(b)	1.68%
Franklin Flex Cap Growth Securities Subaccount
2012	19,906,479	$9.68 to $10.43	$205,379,297	0.65% to 1.80%	7.30% to 8.53%		0.00%
2011	27,059,482	$9.02 to $9.61	$258,643,935	0.65% to 1.80%	-9.82%(a) to -5.52%		0.00%
2010	25,132,895	$10.17 to $12.35	$252,213,987	0.65% to 1.70%	15.34% to 23.50%	(b)	0.00%
2009	24,042,461	$8.69 to $8.82	$209,696,474	0.65% to 1.50%	30.73% to 31.83%		0.12%
2008	7,162,684	$6.65 to $6.69	$47,687,033	0.65% to 1.50%	-33.51%(a) to -33.13%	(b)	0.08%
Templeton Foreign Securities Subaccount
2012	39,772,065	$9.48 to $9.56	$375,468,493	0.65% to 1.80%	16.04% to 17.37%		2.93%
2011	39,922,591	$8.08 to $8.24	$322,872,197	0.65% to 1.80%	-17.60%(a) to -11.32%		1.75%
2010	30,848,031	$9.11 to $12.22	$277,615,984	0.65% to 1.70%	7.68% to 22.18%	(b)	0.58%
2009	4,313,235	$8.34 to $8.46	$36,098,580	0.65% to 1.50%	34.82% to 35.96%		2.06%
2008	1,661,527	$6.19 to $6.21	$10,296,096	0.90% to 1.50%	-38.12%(a) to -37.87%	(b)	1.05%
Franklin Templeton VIP Founding Funds Allocation Subaccount
2012	3,171,385	$10.29 to $10.50	$32,491,321	0.65% to 1.80%	13.12% to 14.42%		2.70%
2011	3,358,815	$9.09 to $9.18	$30,185,790	0.65% to 1.80%	-9.06%(a) to -2.31%		0.02%
2010	3,236,287	$9.39 to $11.50	$29,877,781	0.65% to 1.60%	9.53% to 14.97%	(b)	2.31%
2009	2,774,405	$8.46 to $8.58	$23,538,450	0.65% to 1.50%	28.14% to 29.22%		3.29%
2008	1,327,936	$6.60 to $6.64	$8,780,316	0.65% to 1.50%	-34.01%(a) to -33.64%	(b)	7.58%
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2012	32,943,921	$10.12 to $13.36	$427,245,594	0.65% to 1.80%	17.06% to 18.40%		1.13%
2011	34,406,380	$8.65 to $11.28	$379,544,615	0.65% to 1.80%	-13.54%(a) to -7.80%		1.01%
2010	29,907,837	$11.62 to $12.24	$360,539,266	0.65% to 1.70%	7.98% to 16.22%	(b)	1.05%
2009	21,027,600	$11.21 to $11.33	$236,338,581	0.65% to 1.50%	23.21% to 24.25%		0.25%
2008	1,667,050	$9.10 to $9.11	$15,178,149	0.90% to 1.50%	-8.99%(a) to -8.85%	(b)	3.80%
VIP Global Natural Resources Subaccount
2012	7,948,947	$7.38 to $9.60	$74,387,419	0.65% to 1.80%	0.07% to 1.22%		0.00%
2011	8,070,934	$7.37 to $9.48	$75,119,686	0.65% to 1.80%	-26.25%(a) to -21.95%		0.00%
2010	7,437,992	$12.15 to $13.90	$89,111,570	0.65% to 1.70%	16.31% to 38.99%	(b)	0.00%
2009	5,640,725	$10.34 to $10.45	$58,493,771	0.65% to 1.50%	71.06% to 72.50%		0.00%
2008	553,501	$6.04 to $6.05	$3,346,148	0.90% to 1.50%	-39.57%(a) to -39.48%	(b)	16.82%
VIP Science and Technology Subaccount
2012	2,595,490	$10.76 to $15.67	$39,581,211	0.65% to 1.80%	25.56% to 27.00%		0.00%
2011	2,305,831	$8.57 to $12.34	$27,831,895	0.65% to 1.80%	-14.29%(a) to -6.37%		0.00%
2010	2,046,624	$12.17 to $13.18	$26,588,595	0.65% to 1.70%	12.03% to 21.74%	(b)	0.00%
2009	1,927,781	$11.64 to $11.77	$22,504,210	0.65% to 1.50%	41.71% to 42.91%		0.00%
2008	140,095	$8.22 to $8.23	$1,151,713	0.90% to 1.50%	-17.83%(a) to -17.71%	(b)	0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Northern Lights Variable Trust - Class II:
TOPS™ Protected Balanced ETF Subaccount
2012	31,354,654	$10.39 to $10.57	$328,092,568	0.65% to 1.80%	6.46% to 7.69%		0.15%
2011	2,387,018	$9.76 to $9.82	$23,362,059	0.65% to 1.80%	-2.41%(a) to -1.83%	(b)	0.00%
TOPS™ Protected Moderate Growth ETF Subaccount
2012	47,508,996	$10.33 to $10.51	$494,355,596	0.65% to 1.80%	6.73% to 7.95%		0.16%
2011	3,976,791	$9.68 to $9.74	$38,595,941	0.65% to 1.80%	-3.20%(a) to -2.62%	(b)	0.00%
TOPS™ Protected Growth ETF Subaccount
2012	53,061,595	$10.16 to $10.33	$542,391,845	0.65% to 1.80%	6.32% to 7.54%		0.10%
2011	2,109,043	$9.55 to $9.61	$20,200,160	0.65% to 1.80%	-4.48%(a) to -3.91%	(b)	0.00%

*

This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.
****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)

Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statement of assets and contract owners’ equity of Ohio National Variable Account A (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2012, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 12, 2013

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements

December 31, 2012 and 2011

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2012 and 2011, and the related consolidated statements of income, comprehensive income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 2012, the Company retrospectively adopted Accounting Standards Update 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.

/s/ KPMG LLP

Columbus, Ohio

April 12, 2013

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2012 and 2011

(Dollars in thousands, except share amounts)

Assets	2012	2011
Investments:
Securities available-for-sale, at fair value:
Fixed maturity	$6,311,851	5,660,363
Fixed maturity securities on loan	178,549	254,461
Equity securities	54,299	38,079
Equity securities on loan	6,014	277
Fixed maturity held-to-maturity securities, at amortized cost	1,105,464	968,483
Trading securities, at fair value:
Fixed maturity	12,504	13,657
Mortgage loans on real estate, net	1,251,518	1,282,520
Real estate, net	3,450	3,522
Policy loans	356,788	333,745
Other long-term investments	25,420	21,141
Short-term investments securities lending collateral	213,635	272,612
Short-term investments	37,181	69,145

Total investments	9,556,673	8,918,005
Cash	347,269	302,889
Accrued investment income	83,197	83,240
Deferred policy acquisition costs	957,570	924,417
Reinsurance recoverable	1,736,419	1,770,363
Other assets	338,659	243,854
Goodwill and intangible assets	755	755
Federal income tax recoverable	17,141	9,589
Assets held in separate accounts	15,252,914	11,901,722

Total assets	$28,290,597	24,154,834

Liabilities and Equity
Future policy benefits and claims	$9,306,613	8,977,310
Policyholders’ dividend accumulations	44,789	46,781
Other policyholder funds	73,956	61,177
Notes payable (net of unamortized discount of $1,259 in 2012 and $1,336 in 2011)	559,241	359,164
Federal income taxes:
Deferred	437,749	358,337
Other liabilities	419,678	304,417
Payables for securities lending collateral	213,635	272,612
Liabilities related to separate accounts	15,252,914	11,901,722

Total liabilities	26,308,575	22,281,520

Commitments and contingencies
Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	188,076	188,076
Accumulated other comprehensive income	246,994	160,268
Retained earnings	1,536,952	1,514,970

Total stockholder’s equity	1,982,022	1,873,314

Total liabilities and equity	$28,290,597	24,154,834

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2012, 2011 and 2010

(Dollars in thousands)

	2012	2011	2010
Revenues:
Traditional life insurance premiums	$334,692	203,103	259,029
Annuity premiums and charges	207,854	185,627	176,051
Universal life policy charges	134,494	129,410	124,822
Accident and health insurance premiums	16,690	17,286	18,167
Investment management fees	8,313	7,686	7,281
Change in value of trading securities	(27)	122	101
Net investment income	450,127	466,534	482,850
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(3,941)	(16,887)	(22,352)
Portion of impairment losses recognized in other comprehensive income	(4,792)	4,067	6,843

Net other-than-temporary impairment losses on securities recognized in earnings	(8,733)	(12,820)	(15,509)
Realized gains, excluding other-than-temporary impairment losses on securities	8,375	35,083	52,254

Total investment (losses) gains	(358)	22,263	36,745
Derivative instruments	(29,224)	(7,076)	(30,084)
Other income	80,013	71,764	63,296

	1,202,574	1,096,719	1,138,258

Benefits and expenses:
Benefits and claims	589,891	261,619	488,876
Provision for policyholders’ dividends on participating policies	50,354	45,171	38,769
Amortization of deferred policy acquisition costs	129,815	169,137	196,356
Other operating costs and expenses	247,685	189,159	208,318

	1,017,745	665,086	932,319

Income before income taxes	184,829	431,633	205,939

Income taxes:
Current expense (benefit)	9,862	31,706	(31,200)
Deferred expense	27,985	102,493	97,457

	37,847	134,199	66,257

Net income	146,982	297,434	139,682
Less net loss attributable to the non-controlling interest	—	(167)	(107)

Net income attributable to ONLIC	$146,982	297,601	139,789

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

Years ended December 31, 2012, 2011 and 2010

(Dollars in thousands)

	2012	2011	2010
Net income	$146,982	297,434	139,682
Other comprehensive income, net of taxes:
Foreign currency translation adjustment	(7)	1	(118)
Pension liability adjustment	(1,131)	(7,200)	(1,791)
Net unrealized gains on securities available-for-sale arising during the period	93,422	93,418	132,042
Less:
Net gains on securities available-for-sale realized during the period	5,558	16,535	16,839

Total other comprehensive income	86,726	69,684	113,294

Total comprehensive income	233,708	367,118	252,976
Less comprehensive income attributable to non-controlling interest	—	(84)	53

Total comprehensive income attributable to ONLIC	$233,708	367,202	252,923

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2012, 2011 and 2010

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total stockholder’s equity	Non- controlling interest	Total equity
Balance, December 31, 2009	$10,000	187,273	(21,164)	1,326,202	1,502,311	4,532	1,506,843
Cumulative effect of change in accounting principle, net of taxes	—	—	(1,868)	(92,057)	(93,925)	—	(93,925)
Dividends to stockholder	—	—	—	(48,000)	(48,000)	—	(48,000)
Comprehensive income:							—
Net income	—	—	—	139,789	139,789	(107)	139,682
Other comprehensive income	—	—	113,134	—	113,134	160	113,294

Total comprehensive income					252,923	53	252,976

Balance, December 31, 2010	10,000	187,273	90,102	1,325,934	1,613,309	4,585	1,617,894
Change in non-controlling interest ownership	—	803	565	(565)	803	(4,501)	(3,698)
Dividends to stockholder	—	—	—	(108,000)	(108,000)	—	(108,000)
Comprehensive income:
Net income	—	—	—	297,601	297,601	(167)	297,434
Other comprehensive income	—	—	69,601	—	69,601	83	69,684

Total comprehensive income					367,202	(84)	367,118

Balance, December 31, 2011	10,000	188,076	160,268	1,514,970	1,873,314	—	1,873,314
Dividends to stockholder	—	—	—	(125,000)	(125,000)	—	(125,000)
Comprehensive income:
Net income	—	—	—	146,982	146,982	—	146,982
Other comprehensive income	—	—	86,726	—	86,726	—	86,726

Total comprehensive income					233,708	—	233,708

Balance, December 31, 2012	$10,000	188,076	246,994	1,536,952	1,982,022	—	1,982,022

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2012, 2011 and 2010

(Dollars in thousands)

	2012	2011	2010
Cash flows from operating activities:
Net income	$146,982	297,434	139,682
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	1,272	1,136	774
Proceeds from sales of equity securities trading securities	—	768	5,260
Cost of fixed maturity trading securities acquired	—	(1,227)	(427)
Interest credited to policyholder account values	223,425	223,449	259,814
Universal life and investment-type product policy fees	(245,957)	(224,380)	(202,761)
Capitalization of deferred policy acquisition costs	(250,388)	(171,215)	(171,052)
Amortization of deferred policy acquisition costs	129,815	169,137	196,356
Amortization and depreciation	2,214	218	804
Net realized losses (gains) on investments and derivative instruments	29,582	(15,187)	(6,661)
Change in value of trading securities	27	(122)	(101)
Deferred federal income tax expense	27,985	102,493	97,457
Decrease (increase) in accrued investment income	43	(2,959)	2,629
Increase in other assets	(128,573)	(564,135)	(196,092)
Increase in policyholder liabilities	204,247	327,514	186,525
Increase (decrease) in policyholders’ dividend accumulations and other funds	1,751	3,848	(2,090)
(Decrease) increase in federal income tax payable	(7,552)	40,010	(49,924)
Increase in other liabilities	87,674	51,355	16,090
Other, net	5,343	(878)	(1,627)

Net cash provided by operating activities	227,890	237,259	274,656

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	170,546	93,729	105,860
Proceeds from sale of fixed maturity available-for-sale securities	594,552	840,600	828,476
Proceeds from sale of available-for-sale equity securities	196	3	1,099
Proceeds from maturity of fixed maturity held-to-maturity securities	81,218	104,811	113,217
Proceeds from repayment of mortgage loans on real estate	155,415	117,587	114,807
Proceeds from sale of real estate	—	132	574
Cost of fixed maturity available-for-sale securities acquired	(1,104,036)	(923,135)	(937,637)
Cost of available-for-sale equity securities acquired	(21,952)	(3,258)	(6,367)
Cost of fixed maturity held-to-maturity securities acquired	(223,908)	(234,810)	(238,013)
Cost of mortgage loans on real estate acquired	(126,543)	(125,567)	(122,341)
Cost of real estate acquired	—	(153)	(605)
Derivative payments	(33,746)	(717)	(30,312)
Change in payables for securities lending collateral, net	(58,977)	(99,578)	372,190
Net decrease (increase) in short-term investments	31,964	162,545	363,103
Change in policy loans, net	(23,043)	(13,315)	(20,901)
Change in other invested assets, net	(362)	(4,263)	1,611

Net cash (used in) provided by investing activities	(558,676)	(85,389)	544,761

Cash flows from financing activities:
Universal life and investment product account deposits	3,541,661	1,920,775	1,862,675
Universal life and investment product account withdrawals	(3,325,472)	(2,181,868)	(2,265,342)
Issuance of notes payable	250,000	250,000	—
Dividends paid to parent	(100,000)	(68,000)	(48,000)
Dividends paid to parent	(50,000)	—	—

Net cash provided by (used in) financing activities	316,189	(79,093)	(450,667)

Net (decrease) increase in cash and cash equivalents	(14,597)	72,777	368,750
Cash and cash equivalents, beginning of year	575,501	502,724	133,974

Cash and cash equivalents, end of year	$560,904	575,501	502,724

Supplemental disclosures:
Income taxes paid	$15,608	—	18,528
Interest paid on notes payable	32,605	19,675	8,348

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(1)	Organization, Consolidation Policy, and Business Description

The Ohio National Life Insurance Company is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”). The Ohio National Life Insurance Company owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary, Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company, and National Security Life and Annuity Company (“NSLAC”) a stock life insurance subsidiary. The Ohio National Life Insurance Company and ONFS are members of the Ohio National group of companies, which is comprised of Ohio National Mutual Holdings, Inc. (“ONMH”) and all of its subsidiaries and affiliates.

Ohio National Life Insurance Company and its subsidiaries are collectively referred to as (“ONLI”) or the (“Company”).

On December 15, 2011, ONLIC and Security Mutual Life Insurance Company of New York (“SML”) entered into a stock purchase agreement for ONLIC to purchase the remaining shares of NSLAC from SML. ONLIC purchased 1,951 shares from SML for a $4,500 surplus note thereby increasing ONLIC’s holdings in NSLAC from 80.5% to 100%. On December 15, 2011, ONLIC issued a $4,500 surplus note to SML as payment for the additional shares of NSLAC. The fair value of the surplus note at issuance was $3,697 and the difference from the $4,500 surplus note is accounted for in Total Equity as an increase to Additional Paid-in-Capital and Accumulated Other Comprehensive Income (Loss) of $803 and $565, respectively, offset by a decrease in Retained Earnings of $565.

On February 12, 1998, ONLIC’s Board of Directors approved a plan of reorganization (“Reorganization”) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company’s policyholders and by the Ohio Department of Insurance (“Department”) and became effective on August 1, 1998 (“Effective Date”). As part of the Reorganization (see note 2(n)), ONLIC became a stock company 100% owned by ONFS.

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

All significant intercompany accounts and transactions have been eliminated in consolidation.

Certain prior year amounts have been adjusted for the adoption of Accounting Standards Update (“ASU”) ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts adopted retrospectively on January 1, 2012. See note 2(o).

7	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The following is a description of the most significant risks facing life and health insurers:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements.

Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of fixed annuity sales accounted for approximately 30% of total fixed annuity reserves as of December 31, 2012 and 2011. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,736,419 and $1,770,363 as of December 31, 2012 and 2011, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed riders. There are five main types of benefits: guaranteed minimum death benefit (“GMDB”), guaranteed minimum income benefit (“GMIB”), guaranteed minimum accumulation benefit (“GMAB”), guaranteed minimum withdrawal benefit (“GMWB”)

8	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

and guaranteed lifetime withdrawal benefit (“GLWB”). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The annuitization base is equal to premiums less withdrawals rolled up at 6% annually (5% for the version first issued in May 2009). The GMAB provides a benefit of return of premium (less withdrawals) at the end of eight or ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. The GLWB allows for lifetime withdrawals after age 60, with the percentage of the guarantee that may be withdrawn varying based upon the age of the annuitant when the withdrawals start. We will refer to the total of these five types as the G reserves. See note 2(f) for additional information on G reserves.

Liquidity Risk There are a number of proposals pending to change the tax treatment for corporate owned life insurance (“COLI”). These proposals could also have an impact on, or apply to, bank-owned life insurance (“BOLI”). Although we have not been active in the COLI market, we have had meaningful sales in the BOLI market. If one or more of these proposals were adopted, it could impact our ability to sell BOLI in the future. If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the BOLI policies we have issued may be surrendered or allowed to lapse, potentially reducing our profits and creating a liquidity strain if a substantial portion of those policies were to be surrendered or allowed to lapse in a short period of time. However, it is important to note that bank behavior to this change would vary, and if tax changes are prospective, this block of business would have a low surrender/lapse risk. Ohio National has applied risk mitigation through diversifying our BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, we have managed our BOLI growth to not exceed a specified percentage of general account assets to minimize liquidity strain.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or those of our insurance subsidiaries. If our ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed and existing policyholders might cancel their policies or withdraw the cash values of their policies. These events, in turn, could have a material adverse effect on our net income and liquidity. The Company’s ratings are dependent upon us maintaining a strong Risk Based Capital (“RBC”). However, rating agencies do not always use the same methodologies for calculating RBC ratios as do the state regulators. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though our RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

9	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

Information Technology Risk is the risk that our computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics or other events beyond our control. The failure of our computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect our profitability as well as negatively impact our reputation.

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (GAAP), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities classified as trading are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income. Fixed maturity and equity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate.

The fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2012, 75.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 18.3% from the Company’s pricing matrices and 6.7% from other sources.

10	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

As of December 31, 2012 and 2011, the Company no longer held mutual fund shares that comprise Separate Account seed money classified as general account trading securities and stated at fair value. The change in fair value was recorded in the accompanying consolidated statements of income for 2010.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of these mortgage loans based on a review by portfolio managers. These mortgage loans are considered impaired after being delinquent for at least 60 days and based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowances are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

The unallocated valuation allowance account for these loans is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for mortgage loan losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

Real estate held for company use is carried at cost less accumulated depreciation and valuation allowances.

11	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.

New Market Tax Credits are accounted for using the effective yield method and are included under other long-term investments on the balance sheet. Under the effective yield method, the Company recognizes tax credits as they are allocated and amortizes the initial cost of the investment to provide a constant effective yield over the period that tax credits are allocated to the Company. Under the effective yield method, any tax credits allocated, net of amortization of the investment in the limited partnership, is recognized in the income statement as a component of income taxes attributable to continuing operations.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (“OTI”). Examples of the relevant facts and circumstances that may be considered include: (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security interests or collateral, (5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost, (6) the business climate, (7) management changes at the issuer, (8) litigation and government actions, (9) monitoring late payments, (10) downgrades by rating agencies, (11) results per financial statements and key financial ratios, (12) revenue forecasts and cash flow projections as indicators of credit issues, and (13) other circumstances particular to an individual security.

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the consolidated statements of income. For those debt securities for which an OTI is determined and the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount the amortized cost basis exceeds the fair value) is recognized in the consolidated statements of income. If the Company does not intend to sell the security and it is not

12	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or noncredit loss portion recorded in other comprehensive income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income over the remaining life of the security to the consolidated statements of income based on the timing of future cash flows.

The Company discloses as part of the separate component of accumulated other comprehensive income the noncredit portion of any OTI (see note 6). Subsequent changes in fair value that are not considered OTI are not included in the separate component of other comprehensive income.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that inaccurate information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio (see note 2(n)) are offset by increases in the deferred policyholder obligation for that group of policies.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

13	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(b)	Derivative Instruments

The Company enters into derivative transactions that do not meet the criteria for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may purchase long dated Standard and Poor’s 500 put options for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value in other long-term investments or other liabilities, with changes in fair value recorded in net realized gains (losses) on investments, derivative instruments in the consolidated statements of income.

Embedded derivatives subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in benefits and claims in the consolidated statements of income.

(c)	Revenues and Benefits

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

14	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(d)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

As per Note 2 (o) the Company adopted the new guidance regarding Deferred Policy Acquisition Costs (“DAC”) ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts retrospectively in 2012. The new guidance modifies the definition of the types of costs incurred by the Company that can be capitalized in the acquisition of new and renewal insurance contracts. As a result, the following costs shall be deferred as acquisition costs related directly to the successful acquisition of new or renewal insurance contracts: 1) incremental direct costs of contract acquisitions, 2) the portion of the employee’s total compensation (excluding any compensation that is deferred as a part of 1 above) and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract, 3) other costs related directly to the insurer’s acquisition activities in 2 above that would not have been incurred had the issuance of the contract not occurred and 4) advertising costs that meet certain deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts should be expensed as incurred. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses.

15	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

DAC for participating life, investment products, and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(a)).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three-year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options, which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(e)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts.

16	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(f)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 8).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 8).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 8).

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues nontraditional variable annuity contracts in which the Company provides various forms of guarantees/riders to benefit the related contract holders.

GMDB Riders

Certain variable annuity contracts include GMDBs with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts so as to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

17	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for his or her life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 6% annually or the highest contract value on any contract anniversary, except that for riders sold after May 2009 the rate was changed to 5%. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. Effective May 1, 2010, the Company discontinued offering the GMIB rider in virtually all states. NSLAC continued to sell the GMIB rider in the state of New York until August 8, 2012.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The Company discontinued offering the GMIB rider during 2010 and began to offer a GLWB rider. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start anytime after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. At the time of policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (rolls up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins. In addition to the roll-up feature, the GLWB rider also provides for a top-off” of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

18	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits. Also offered is a joint life version of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals, the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life GLWB rider, the guaranteed amount that may be withdrawn could decline either because (1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base; and/or (2) the surviving spouse is in a different age band.

These initial GLWB riders represented an embedded derivative in the variable annuity contract that was required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative was carried at fair value and reported in future policy benefits and claims. The fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. Only the first generation of GLWB riders, which is a closed block, is accounted for in this way.

For the later generations of GLWB riders (issued January 1, 2011 through present), claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the Lifetime Annuity Period and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider, in which the account value on the eighth or tenth anniversary, depending on the version of the rider, will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

19	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

GMWB Riders

A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims.

The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of December 31 (note that one contract may contain multiple guarantees):

2012	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$787,088	14,306,420	15,093,508	301,363	14,731	64

GMIB	$124,491	8,710,628	8,835,119	—	10	64

GLWB	$187,163	3,830,013	4,017,176	—	—	62

GMAB/GMWB	$194,778	2,286,526	2,481,304	2,972	—	62

2011
GMDB	$723,429	10,997,730	11,721,159	500,548	12,114	65

GMIB	$143,072	7,935,879	8,078,951	—	—	64

GLWB	$88,585	1,466,264	1,554,849	—	—	62

GMAB/GMWB	$15,141	288,289	303,430	9,993	—	64

All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2012 and 2011.

20	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2012	2011
Mutual funds:
Bond	$3,191,331	2,857,747
Balanced	3,219,828	449,335
Equity	7,675,992	7,450,753
Money market	219,269	241,801

Total	$14,306,420	10,999,636

As of December 31, 2012, direct G reserves were $211,793, ceded G reserves were $661,688 and net G reserves were $(449,895). As of December 31, 2011, direct G reserves were $200,473, ceded G reserves were $602,586 and net G reserves were $(402,113).

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2012	2011
GMDB	$18,499	21,266
GMIB	(477,788)	(439,420)
GMAB/GMWB	9,394	16,041

Total	$(449,895)	(402,113)

The GMIB reserve balances in the above table include reserves for both direct and reinsurance ceded balances. From 2011 to 2012, direct reserves increased $40,994, offset by an increase of $79,362 in reinsurance ceded reserves for a net decrease in reserves of $38,368. The direct reserves were calculated using Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 944, Financial Services (as described above) and the reinsurance ceded reserves were calculated using ASC 815, Derivatives. See note 5 for a reconciliation of the change in the reinsurance ceded reserve.

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

21	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(g)	Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represents approximately 8% of the Company’s ordinary life insurance in force as of December 31, 2012, 2011 and 2010. The provision for policyholders’ dividends is based on current dividend scales.

(h)	Reinsurance
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(i)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. The American Taxpayer Relief Act of 2012 was signed into law by the President of the United States on January 2, 2013. Since this Act was not enacted until 2013 its provisions are not considered in preparing these financial statements.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as part of the life/nonlife consolidated Federal income tax return of its ultimate parent, ONMH, and its U.S. domestic subsidiaries. Treasury Regulations are stringent as to when a life insurance company can be included in the consolidated Federal income tax return, generally requiring a five year waiting period. The Company, in 2007, acquired more than 80% ownership of NSLAC and NSLAC will join the consolidated return January 1, 2013. NSLAC files its Federal income tax return on a separate company basis as it does not meet those Regulations, but it will be included in the life subgroup in 2013.

22	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(j)	Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

(k)	Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income tax, valuation allowances for mortgage loans on real estate, impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(l)	Goodwill and Intangible Assets

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually using September 30 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. The Company is permitted to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether the Company needs to perform the quantitative two-step goodwill impairment test. Only if the Company determines, based on qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The fair value of a reporting unit is determined using a market approach. The quantitative two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment. In the second step, if the carrying amount of reporting unit goodwill

23	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see note 10).

The Company’s intangible asset related to insurance licenses was acquired with the purchase of NSLAC. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of this intangible asset and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 10). License fees are paid annually in order to keep the license in good standing.

(m)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(n)	Closed Block

The Reorganization contained an arrangement, known as a closed block (“the Closed Block”), to provide for dividends on policies that were in force on the Effective Date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue there from, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities and prepared in conformity with FASB ASC 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

24	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2012 and 2011, and for each of the years in the three-year period ended December 31, 2011 follows:

	2012	2011
Closed Block assets:
Fixed maturity securities available for sale, at fair value (amortized cost of $350,909 and $345,053 as of December 31, 2012 and 2011, respectively)	$392,842	373,083
Fixed maturity securities held-to-maturity, at amortized cost	35,896	35,807
Mortgage loans on real estate, net	110,419	113,824
Policy loans	96,227	104,630
Short-term investments	2,246	7,752
Accrued investment income	5,317	5,310
Deferred policy acquisition costs *	50,546	53,502
Reinsurance recoverable	2,127	1,510
Other assets	1,141	1,341

Total assets	$696,761	696,759

Closed Block liabilities:
Future policy benefits and claims	$638,627	652,072
Policyholders’ dividend accumulations	44,587	46,617
Other policyholder funds	40,091	28,600
Deferred federal income taxes *	14,676	5,071
Other liabilities	2,060	2,382

Total liabilities	$740,041	734,742

25	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

	2012	2011	2010
Closed Block revenues and expenses:
Traditional life insurance premiums	$29,926	31,620	34,252
Net investment income	39,467	42,370	41,495
Net realized gains on investments	268	140	1,672
Benefits and claims	(42,415)	(43,147)	(46,518)
Provision for policyholders’ dividends on participating policies	(17,464)	(16,879)	(15,980)
Amortization of deferred policy acquisition costs *	(2,981)	(4,555)	(4,687)
Other operating costs and expenses *	(2,582)	(3,551)	(4,073)

Income before federal income taxes	$4,219	5,998	6,161

*	2011 and 2010 amounts have been adjusted from amounts previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

(o)	Recently Issued Accounting Pronouncements

In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Assets for Impairment, effective for calendar years beginning after September 15, 2012. Early adoption is permitted. This guidance amends how indefinite-lived intangible assets are tested for impairment. The amendment provides an option to perform a qualitative assessment to determine whether it is necessary to perform the annual fair value calculation impairment test. This new guidance is not expected to have a material impact to the consolidated financial statements.

In September 2011, the FASB issued new guidance on goodwill impairment testing ASU 2011-08, Intangibles – Goodwill and Other: Testing Goodwill for Impairment, effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company adopted this guidance on January 1, 2012 with no material impact to the consolidated financial statements.

26	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

In June 2011, the FASB issued new guidance regarding comprehensive income ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, effective for the fiscal year beginning after December 15, 2011. This guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and International Financial Reporting Standards (“IFRS”). The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. In December 2011, the FASB deferred the effective date for amendment to the presentation of reclassification adjustments (ASU 2011-12, Comprehensive Income: Deferral of the Effective Date for Amendment to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05). The Company adopted this guidance in 2012 and elected two separate but consecutive consolidated statements of income and comprehensive income.

In May 2011, the FASB issued new guidance regarding fair value measurements ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. and IFRSs, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in the ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB’s intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company adopted this guidance in 2012 with no material impact to our consolidated financial statements.

In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements ASU 2011-03, Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company adopted this guidance on January 1, 2012 with no material impact to the consolidated financial statements.

In October 2010, the FASB amended its guidance under FASB ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The new guidance is contained in ASU 2010-26 and requires certain costs such as sales compensation or telemarketing costs that are related to unsuccessful efforts and any indirect costs to be expensed as incurred, rather than being capitalized and amortized over future periods. The Company adopted this guidance on a retrospective basis effective January 1, 2012.

27	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to reflect the retrospective adoption of ASU 2010-26, including the $(93,925) net of tax adjustment to the January 1, 2010 Total Stockholder’s Equity.

The following presents the December 31, 2011 consolidated balance sheet reflecting the impact of ASU 2010-26 retrospectively adopted January 1, 2012.

	2011
	As previously reported	Adjustment	As currently reported
Assets
Deferred policy acquisition costs	$1,054,052	(129,635)	924,417
Liabilities and Equity
Deferred federal income taxes	$403,709	(45,372)	358,337
Equity:
Accumulated other comprehensive income	$150,905	9,363	160,268
Retained earnings	1,608,596	(93,626)	1,514,970

The following presents the December 31, 2011 and 2010 consolidated statements of income reflecting the impact of ASU 2010-26 retrospectively adopted January 1, 2012.

	2011			2010
	As previously reported	Adjustment	As currently reported	As previously reported	Adjustment	As currently reported
Benefits and expenses:
Amortization of deferred policy acquisition costs	$191,036	(21,899)	169,137	216,750	(20,394)	196,356
Other operating costs and expenses	167,453	21,706	189,159	185,318	23,000	208,318

Income taxes:
Deferred expense	102,425	68	102,493	98,369	(912)	97,457
Net income	297,309	125	297,434	141,376	(1,694)	139,682
Net income attributable to ONLIC	297,476	125	297,601	141,483	(1,694)	139,789

28	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(p)	Adjustment of Prior Period Amounts

In the accompanying Consolidated Balance Sheets, $84,040 has been reclassified from cash to other assets for 2011 to conform to the current presentation. There was no impact to total assets, equity or income. As a result of this reclassification in 2010 and 2009 ($69,457 and $46,904, respectively), the following items have been adjusted in the Consolidated Statements of Cash Flows for 2011 and 2010.

	2011			2010
	As previously reported	Adjustment	As currently reported	As previously reported	Adjustment	As currently reported
Cash flows from operating activities:
Adjustments to reconcile net income to net cash provided by operating activities:
Increase in other assets	$(549,552)	(14,583)	(564,135)	(173,539)	(22,553)	(196,092)
Net cash provided by operating activities	251,842	(14,583)	237,259	297,209	(22,553)	274,656
Net (decrease) increase in cash and cash equivalents	87,360	(14,583)	72,777	391,303	(22,553)	368,750
Cash and cash equivalents, beginning of year	572,181	(69,457)	502,724	180,878	(46,904)	133,974
Cash and cash equivalents, end of year	659,541	(84,040)	575,501	572,181	(69,457)	502,724

(q)	Subsequent Events

The Company has evaluated subsequent events through April 12, 2013 the date that the consolidated financial statements were available to be issued.

(3)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC and MONT, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. ONLIC does not have any permitted statutory accounting practices as of December 31, 2012 and 2011.

The Company’s Ohio domiciled life insurance subsidiary ONLAC does not have any permitted statutory accounting practices as of December 31, 2012 and 2011. NSLAC, a New York domiciled company, has no permitted statutory accounting practices.

29	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The Company has received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements of its Vermont domiciled captive life insurance subsidiary MONT, as of December 19, 2008 and the approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset a letter of credit used to fund the Company’s reinsurance obligations to the ceding companies. Under NAIC statutory accounting principles, the letter of credit would not be treated as an admitted asset. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department. MONT replaced the letter of credit with a surplus note during 2011. As a result, MONT is no longer using the permitted practice as of December 31, 2011.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC and MONT, after intercompany eliminations, was $64,959, $658 and $153,557 for the years ended December 31, 2012, 2011 and 2010, respectively. The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC and MONT, after intercompany eliminations, was $1,048,316 and $902,516, as of December 31, 2012 and 2011, respectively. The primary reasons for the differences between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) Separate Account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate Account assets; (6) the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost; (7) changes in deferred taxes are recognized in operations; (8) the costs of providing defined pension benefits include nonvested participants; (9) the costs of providing post-retirement benefits include nonvested participants; (10) there is a presentation of other comprehensive income and comprehensive income; (11) consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities, has the majority of the entity’s expected losses and/or expected residual returns while for statutory, consolidation is not applicable; and (12) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

30	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(4)	Other Comprehensive Income

The related before and after income tax amounts of other comprehensive income for the years ended December 31 were as follows:

		Tax
		(expense)/
	Before tax	benefit	After tax
2012
Foreign currency translation adjustment	$(7)	—	(7)
Pension liability adjustment	(1,740)	609	(1,131)
Unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale	230,258	(80,591)	149,667
Deferred acquisition costs	(77,350)	27,072	(50,278)
Future policy benefits and claims	(9,180)	3,213	(5,967)
Less:
Gains (losses) on securities available-for-sale realized during the period	8,551	(2,993)	5,558

Total other comprehensive income (loss)	$133,430	(46,704)	86,726

2011
Foreign currency translation adjustment	$1	—	1
Pension liability adjustment	(11,077)	3,877	(7,200)
Unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale	176,782	(61,901)	114,881
Deferred acquisition costs *	(34,586)	12,105	(22,481)
Future policy benefits and claims	1,566	(548)	1,018
Less:
Gains (losses) on securities available-for-sale realized during the period	25,439	(8,904)	16,535

Total other comprehensive income (loss)	$107,247	(37,563)	69,684

2010
Foreign currency translation adjustment	$(118)	—	(118)
Pension liability adjustment	(2,755)	964	(1,791)
Unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale	275,140	(96,380)	178,760
Deferred acquisition costs *	(69,813)	24,435	(45,378)
Future policy benefits and claims	(2,061)	721	(1,340)
Less:
Gains (losses) on securities available-for-sale realized during the period	25,906	(9,067)	16,839

Total other comprehensive income (loss)	$174,487	(61,193)	113,294

*	2011 and 2010 amounts have been adjusted from amounts previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

31	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(5)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company has no nonfinancial assets being used in a manner that differs from their highest and best use.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the consolidated balance sheet as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds, bank deposits, separate account assets and exchange traded derivatives.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities, certain corporate debt, certain private placements, certain equity securities, certain foreign government debt securities and certain derivatives.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain mortgage-backed securities, certain corporate debt and certain derivatives, including embedded derivatives associated with living benefit contracts.

32	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012.

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	105,193	—	105,193
Obligations of states and political subdivisions	—	529,468	—	529,468
Debt securities issued by foreign governments	—	4,112	—	4,112
Corporate	—	4,204,944	32,088	4,237,032
Asset-backed	—	468,721	124,027	592,748
Mortgage-backed	—	1,019,168	2,679	1,021,847
Equity securities	508	59,805	—	60,313
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	323	—	323
Corporate	—	10,726	—	10,726
Asset-backed	—	1,079	—	1,079
Mortgage-backed	—	376	—	376
Other long-term investments:
Derivative assets:
Equity futures	5,454	—	—	5,454
Currency futures	2,049	—	—	2,049
Equity put options	—	8,054	—	8,054
Short-term investments	37,181	—	—	37,181
Short-term investments securities lending collateral	—	213,635	—	213,635
Other assets:
Cash	109,069	238,200	—	347,269
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	584,643	584,643
GLWB reinsurance contracts	—	—	37,889	37,889
GLAB reinsurance contracts	—	—	4,689	4,689
Assets held in separate accounts	15,252,914	—	—	15,252,914

Total assets	$15,407,175	6,863,804	786,015	23,056,994

Liabilities
GMAB/GMWB embedded derivatives	$—	—	14,083	14,083
GLWB embedded derivatives	—	—	37,889	37,889
Derivative liabilities:
Equity futures	9,852	—	—	9,852
Currency futures	4,643	—	—	4,643

Total liabilities	$14,495	—	51,972	66,467

33	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	81,375	—	81,375
Obligations of states and political subdivisions	—	316,050	—	316,050
Debt securities issued by foreign governments	—	4,301	—	4,301
Corporate	—	3,955,587	17,861	3,973,448
Asset-backed	—	419,574	106,121	525,695
Mortgage-backed	—	1,013,855	100	1,013,955
Equity securities	—	38,356	—	38,356
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	324	—	324
Corporate	—	11,467	—	11,467
Asset-backed	—	1,384	—	1,384
Mortgage-backed	—	482	—	482
Other long-term investments:
Derivative assets:
Equity futures	2,846	—	—	2,846
Currency futures	80	—	—	80
Equity put options	—	10,520	—	10,520
Short-term investments	69,145	—	—	69,145
Short-term investments securities lending collateral	—	272,612	—	272,612
Other assets:
Cash *	58,189	244,700	—	302,889
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	515,829	515,829
GLWB reinsurance contracts	—	—	66,927	66,927
Assets held in separate accounts	11,901,722	—	—	11,901,722

Total assets	$12,031,982	6,370,587	706,838	19,109,407

Liabilities
GMAB/GMWB embedded derivatives	$—	—	16,041	16,041
GLWB embedded derivatives	—	—	66,927	66,927
Derivative liabilities:
Equity futures	10,926	—	—	10,926
Currency futures	2,722	—	—	2,722

Total liabilities	$13,648	—	82,968	96,616

* Level	1 amount decreased by $84,040 as a result of a reclassification from cash to other assets. See note 2(p).

34	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables:

Cash – Cash is considered Level 1 as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds publicly traded money market accounts which are considered Level 1. The Company also holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(j). The Company classifies the fair values of investments held in repurchase agreements as Level 2 since the fair values are based on principal to principal markets.

Short-term investments – Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities noted below. A portion of short-term investments are bank deposits that are classified as Level 1 fair values since these investments are very liquid and not subject to valuation fluctuations.

Fixed maturity and equity securities – As discussed in note 2(a), fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data and may be nonbinding quotes. The Company has classified these fair values within Level 3. A portion of the equity securities held by the Company are exchange traded and the fair value is based on an active market quotation. The Company has classified the fair values of these exchange traded equities as Level 1.

35	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2.

Derivative instruments – As discussed in note 7, the Company currently enters into equity futures, currency futures and equity put options to economically hedge liabilities embedded in certain variable annuity products. The equity futures are exchange traded derivatives and the fair value is based on an active market quotation. The Company has classified the fair values of the exchange traded derivatives as Level 1. The equity put options are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. The Company has classified these fair values as Level 2.

GMIB, GLWB, and GMAB reinsurance and GMAB, GMWB and GLWB embedded derivatives – The fair value of the GMIB reinsurance derivative is estimated using the present value of future claims minus the present value of future premiums using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. The valuation of this reinsurance derivative includes an adjustment for the counterparty’s nonperformance risk and risk margins for noncapital market inputs. The counterparty’s credit adjustment is determined taking into consideration publicly available information relating to the counterparty’s debt and claims paying ability. Risk margins are established to capture the noncapital market risk of the instrument which represents the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, mortality, and lapses. The establishment of risk margins requires the use of significant management judgment. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the counterparty’s credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

The Company also issues certain variable annuity products with guaranteed minimum benefit riders. GMAB, GMWB and GLWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. For GMAB, GMWB and GLWB embedded derivatives, the same valuation methodology is applied per above except the fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.

36	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative. Beginning in 2012, some GMAB riders are 100% coinsured with a related party and the GMAB reinsurance derivative on that block was calculated in the same manner as the direct GMAB embedded derivative for that block.

The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMIB, GLWB, and GMAB reinsurance, and GMAB, GMWB and GLWB embedded derivatives are categorized as Level 3.

Separate account assets – Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 1 since the net asset value is determined and published daily and is the basis for current transactions.

37	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The tables below summarize the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the years ended December 31:

	Investments			Reinsurance recoverable			Other assets
	Corporate	Asset - backed	Mortgage - backed	GMIB reinsurance	GMAB reinsurance	GLWB reinsurance	GLWB embedded derivatives	Total assets
December 31, 2010	$32,192	88,757	88	195,360	—	—	8,826	325,223

Net investment gains/(losses)
In earnings (realized and unrealized)	(12)	393	—	320,469	—	66,927	(8,826)	378,951
Unrealized in OCI	(967)	(1,816)	12	—	—	—	—	(2,771)

Purchases	—	15,054	—	—	—	—	—	15,054
Issuances	—	—	—	—	—	—	—	—
Sales	—	—	—	—	—	—	—	—
Settlements	(3,681)	(15,835)	—	—	—	—	—	(19,516)
Transfers into Level 3	—	25,534	—	—	—	—	—	25,534
Transfers out of Level 3	(9,671)	(5,966)	—	—	—	—	—	(15,637)

December 31, 2011	17,861	106,121	100	515,829	—	66,927	—	706,838

Net investment gains/(losses)
In earnings (realized and unrealized)	(14)	(557)	165	68,814	4,689	(29,038)	—	44,059
Unrealized in OCI	763	1,049	48	—	—	—	—	1,860

Purchases	—	31,896	2,781	—	—	—	—	34,677
Issuances	—	—	—	—	—	—	—	—
Sales	—	—	—	—	—	—	—	—
Settlements	(3,994)	(16,849)	(415)	—	—	—	—	(21,258)
Transfers into Level 3	17,472	2,367	—	—	—	—	—	19,839
Transfers out of Level 3	—	—	—	—	—	—	—	—

December 31, 2012	$32,088	124,027	2,679	584,643	4,689	37,889	—	786,015

Change in unrealized gains/(losses):
Still held at December 31:
2011	$(12)	584	—	320,469	—	66,927	(8,826)	379,142

2012	$(13)	270	422	68,814	4,689	(29,038)	—	45,144

38	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

Future policy, benefits and claims
	GLWB reinsurance	GLWB embedded derivatives	GMAB/ GMWB embedded derivatives	Total liabilities
December 31, 2010	$(8,826)	—	(5,110)	(13,936)

Net investment gains/(losses)
In earnings (realized and unrealized)	8,826	(66,927)	(10,931)	(69,032)
Unrealized in OCI	—	—	—	—
Purchases	—	—	—	—
Issuances	—	—	—	—
Sales	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

December 31, 2011	—	(66,927)	(16,041)	(82,968)
Net investment gains/(losses)
In earnings (realized and unrealized)	—	29,038	1,958	30,996
Unrealized in OCI	—	—	—	—
Purchases	—	—	—	—
Issuances	—	—	—	—
Sales	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

December 31, 2012	$—	(37,889)	(14,083)	(51,972)

Change in unrealized gains/(losses):
Still held at December 31:
2011	$8,826	(66,927)	(10,931)	(69,032)

2012	$—	29,038	1,958	30,996

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial insturments, changes in fair value of changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.

39	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2012. Certain securities classified as Level 3 are excluded from below due to limitations in being able to obtain the underlying inputs used from broker quotes.

	Assets/ liabilities measured at fair value	Valuation techniques(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
Assets
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$79,796	Matrix pricing	Spread over Treasury yields	488 bps	488 bps	Decrease
		Market pricing	Market prices	1-110	97	Increase
		Discounted cash	Default rates	5%	5%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	100%	100%	Decrease
			Discount rate	11.629%	11.629%	Decrease

Reinsurance recoverable:
GMIB reinsurance contracts	584,643	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 23.6%	*	Decrease
			dur 11+	9.5% - 18.5%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.69% - 0.94%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase

GMAB reinsurance contract	4,689	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.3%	*	Decrease
			dur 11+	7.8% - 15.1%	*	Decrease
			Non-performance risk (Credit Spread)	2.73% - 3.16%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase
GLWB reinsurance contract	37,889	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.3%	*	Decrease
			dur 11+	7.8% - 15.1%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.73% - 3.16%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase

40	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation techniques(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
Liabilities
GMAB/GMWB embedded derivatives	$14,083	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.3%	*	Decrease
			dur 11+	7.8% - 15.1%	*	Decrease
			Non-performance risk (Credit Spread)	2.73% - 3.16%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase

GLWB embedded derivatives	37,889	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.3%	*	Decrease
			dur 11+	7.8% - 15.1%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.73% - 3.16%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase

*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

Valuation Process for Fair Value Measurements Categorized within Level 3

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, review of price source changes, and review of methodology changes. For our embedded derivatives and reinsurance contract, the valuations are reviewed and actuarial assumptions are reviewed independently at least annually and updated based on historical experience along with any market observable data or industry studies.

Asset Transfers Between Levels

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

41	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2
2012
Assets
Securities available-for-sale:
Fixed maturity securities:
Corporate	$—	—	—	17,472	—	—
Asset-backed	—	—	—	2,367	—	—
Equity securities	—	—	508	—	—	—

2011
Assets
Securities available-for-sale:
Fixed maturity securities:
Corporate	$—	—	—	—	—	9,671
Asset-backed	—	—	—	25,534	—	5,966

During the year ended December 31, 2012, we transferred investments totaling $19,839 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. The Company transferred $508 of exchange traded equities from Level 2 to Level 1 during 2012.

During the year ended December 31, 2011, we transferred investments totaling $25,534 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the same period, we transferred investments totaling $15,637 into Level 2 from Level 3 as a result of changing our pricing methodology to using a pricing index for estimating fair value instead of obtaining pricing of the securities from brokers or arrangers. There were no transfers in or out of Level 1 in 2011, with the exception of assets held in separate accounts previously classified as level 2.

Fair Value Measurement on a Nonrecurring Basis

In 2012, the Company impaired two fixed maturity held-to-maturity securities and measured the securities at fair value. In 2011, the Company impaired four fixed maturity held-to-maturity securities and measured the securities at fair value. The Company uses the same valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as internal liquidation analysis and models. For fixed maturities, the valuation techniques were based on projected discounted cash flows. For mortgage loans, the valuation techniques were primarily based on the fair value of the underlying collateral. The values were determined using third-party appraisals.

42	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	Level 1	Level 2	Level 3	Total	Total realized losses
2012
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	723	723	(2,197)

Total assets	$—	—	723	723	(2,197)

2011
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	18,409	18,409	(6,078)

Total assets	$—	—	18,409	18,409	(6,078)

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below as follows:

43	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

	December 31, 2012
	Carrying	Estimated	Fair value hierarchy level
	value	fair value	Level 1	Level 2	Level 3
Assets:
Fixed maturity held-to-maturity securities	$1,105,464	1,216,493	—	1,199,708	16,785
Mortgage loans on real estate	1,251,518	1,268,330	—		1,268,330
Policy loans	356,788	435,055	—	—	435,055
Liabilities:
Investment contracts	$3,065,714	3,518,187	—	3,518,187	—
Policyholders’ dividend accumulations and other policyholder funds	118,745	118,745	118,745	—	—
Notes payable	559,241	606,340	—	606,340	—

	December 31, 2011
	Carrying value	Estimated fair value
Assets:
Fixed maturity held-to-maturity securities	$968,483	1,053,204
Mortgage loans on real estate	1,282,520	1,290,475
Policy loans	333,745	401,037
Liabilities:
Investment contracts	$3,159,090	3,628,906
Policyholders’ dividend accumulations and other policyholder funds	107,958	107,958
Notes payable	359,164	398,972

44	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally determined from matrix pricing using credit spreads over Treasury yields or market prices, if available. The Company has classified these fair values as Level 2 and Level 3 using the same valuation methodologies noted for fixed maturity securities above.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company has classified the fair value of mortgage loans using the discounted cash flow analysis as Level 3 since some of the significant inputs such as credit rating are internal. The Company also has mortgage loans that are valued based on market observable quotes that we have classified as Level 2.

Policy loans – The fair value of policy loans were estimated using discounted cash flow calculations. The Company has classified these fair values as Level 3 since the expected life of the loan is based on internal assumptions.

Investment contracts – The fair value of the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The Company has classified these fair values as Level 2 since the inputs are market observable.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value. The Company has classified these amounts as Level 1 since these amounts can be converted to cash by the policyholder.

Notes payable – The fair value of notes payable is determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The Company has classified the fair value as Level 2 since the valuation inputs are based on market observable information.

45	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(6)	Investments

Analyses of investment income and realized gains by investment type follows for the years ended December 31:

	Investment income
	2012	2011	2010
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$318,081	327,251	341,457
Equity securities	1,941	1,517	1,370
Fixed maturity trading securities	583	595	615
Fixed maturity held-to-maturity securities	63,675	58,334	52,200
Mortgage loans on real estate	84,874	85,581	83,440
Real estate	475	475	475
Policy loans	19,643	18,712	19,486
Short-term investments	2,459	3,121	3,049
Other long-term investments	24	264	1,227

Total gross investment income	491,755	495,850	503,319
Interest expense	(32,740)	(19,711)	(8,384)
Other investment expenses	(8,888)	(9,605)	(12,085)

Net investment income	$450,127	466,534	482,850

46	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

	Realized gains (losses) on investments
	2012	2011	2010
Securities available-for-sale:
Fixed maturity securities	$3,396	27,055	37,625
Equity securities	(210)	(540)	628
Fixed maturity held-to-maturity securities	(1,511)	(6,069)	1,119
Mortgage loans on real estate	(2,205)	(1,638)	(2,189)
Derivative instruments	(29,224)	(7,076)	(30,084)
Real estate	—	(21)	(30)
Short-term	—	(3)	—

Total realized (loses) gains on investments	(29,754)	11,708	7,069
Change in valuation allowances for mortgage loans on real estate	172	3,479	(408)

Net realized (losses) gains on investments	$(29,582)	15,187	6,661

Realized gained (losses) on investments, as shown in the table above, include write-downs for OTI of $8,733, $12,820 and $15,509 for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012, fixed maturity securities with a carrying value of $249,344, which had a cumulative write-down of $60,040 due to OTI, remained in the Company’s investment portfolio.

47	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The following tables summarize total OTI by asset type for the years ended December 31:

	Total OTI	Recognized in OCI	Recognized in earnings
2012
Fixed maturity securities:
Corporate	$2,195	(2,592)	4,787
Asset-backed	1,364	(128)	1,492
Mortgage-backed	382	(2,072)	2,454

Total other-than-temporary impairment losses	$3,941	(4,792)	8,733

2011
Fixed maturity securities:
Corporate	$13,794	1,949	11,845
Asset-backed	149	(41)	190
Mortgage-backed	2,944	2,159	785

Total other-than-temporary impairment losses	$16,887	4,067	12,820

2010
Fixed maturity securities:
Corporate	$—	(2,289)	2,289
Asset-backed	5,031	(4,866)	9,897
Mortgage-backed	17,321	13,998	3,323

Total other-than-temporary impairment losses	$22,352	6,843	15,509

48	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the noncredit portion of the loss is included in other comprehensive income:

	2012	2011	2010
Cumulative credit loss, beginning of year	$57,728	62,157	74,533
New credit losses	3,900	13,415	1,218
Change in credit losses on securities included in the beginning balance	4,833	(595)	14,291

Subtotal	66,461	74,977	90,042
Less:
Losses related to securities included in the current year beginning balancesold or paid down during the period	6,421	17,249	27,885

Cumulative credit loss, end of year	$60,040	57,728	62,157

49	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

Amortized cost and estimated fair value of fixed maturity available-for-sale, trading, and held-to-maturity securities and equity available-for-sale and trading securities were as of December 31:

	2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$89,969	15,334	(110)	105,193	—
Obligations of states and political subdivisions	495,075	34,898	(505)	529,468	—
Debt securities issued by foreign governments	3,998	114	—	4,112	—
Corporate	3,732,814	511,238	(7,020)	4,237,032	(1)
Asset-backed	576,054	22,069	(5,375)	592,748	(21,666)
Mortgage-backed	976,248	51,711	(6,112)	1,021,847	(35,731)

Total fixed maturity securities	$5,874,158	635,364	(19,122)	6,490,400	(57,398)

Equity securities	$57,556	3,335	(578)	60,313	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	22	—	323	—
Corporate	9,839	887	—	10,726	—
Asset-backed	1,040	39	—	1,079	—
Mortgage-backed	365	11	—	376	—

Total fixed maturity securities	$11,545	959	—	12,504	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$10,125	1,322	—	11,447	—
Obligations of states and political subdivisions	1,875	560	—	2,435	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	1,092,459	111,744	(2,597)	1,201,606	(90)
Asset-backed	5	—	—	5	—

Total held-to-maturity	$1,105,464	113,626	(2,597)	1,216,493	(90)

50	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

	2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$67,554	13,821	—	81,375	—
Obligations of states and political subdivisions	298,052	18,145	(147)	316,050	—
Debt securities issued by foreign governments	3,997	304	—	4,301	—
Corporate	3,652,519	361,913	(40,984)	3,973,448	(396)
Asset-backed	528,673	14,060	(17,038)	525,695	(21,794)
Mortgage-backed	983,190	48,983	(18,218)	1,013,955	(37,803)

Total fixed maturity securities	$5,533,985	457,226	(76,387)	5,914,824	(59,993)

Equity securities	$35,800	3,269	(713)	38,356	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	23	—	324	—
Corporate	10,526	955	(14)	11,467	—
Asset-backed	1,379	7	(2)	1,384	—
Mortgage-backed	464	18	—	482	—

Total fixed maturity securities	$12,670	1,003	(16)	13,657	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$10,705	1,152	—	11,857	—
Obligations of states and political subdivisions	1,955	471	—	2,426	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	954,818	86,624	(3,526)	1,037,916	(90)
Asset-backed	5	—	—	5	—

Total held-to-maturity	$968,483	88,247	(3,526)	1,053,204	(90)

[1]

Represents the amount of cumulative non-credit OTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.

51	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

	2012	2011
Net unrealized gains, before adjustments and taxes	$618,999	383,395
Less:
Unrealized gains related to Closed Block	41,933	28,030
Adjustment to future policy benefits and claims	10,094	914
Adjustment to deferred policy acquisition costs *	166,830	89,480
Deferred federal income tax provision *	140,779	83,391

Net unrealized gains	$259,363	181,580

*	2011 amounts have been adjusted from amounts previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

An analysis of the change in net unrealized gains (losses), before adjustments and taxes, on securities available-for-sale is as follows for the years ended December 31:

	2012	2011	2010
Securities available-for-sale:
Fixed maturity securities	$235,403	159,418	267,510
Equity securities	201	(127)	(1,066)

Change in net unrealized gains	$235,604	159,291	266,444

52	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2012.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$359,846	371,740	1,289	1,326	63,007	64,109
Due after one year through five years	1,560,619	1,688,612	8,315	8,859	202,377	219,962
Due after five years through ten years	2,095,421	2,318,354	1,681	2,037	575,073	640,837
Due after ten years	1,858,272	2,111,694	260	282	265,007	291,585

Total	$5,874,158	6,490,400	11,545	12,504	1,105,464	1,216,493

53	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2012
U.S. Treasury securities and obligations of U.S. government	$4,568	(110)	—	—	4,568	(110)
Obligations of states and political subdivisions	41,792	(505)	—	—	41,792	(505)
Corporate	118,792	(5,599)	78,883	(4,018)	197,675	(9,617)
Asset-backed	33,835	(496)	76,711	(4,879)	110,546	(5,375)
Mortgage-backed	73,473	(1,617)	82,148	(4,495)	155,621	(6,112)

Total fixed maturity securities	272,460	(8,327)	237,742	(13,392)	510,202	(21,719)
Equity securities	4,968	(32)	3,588	(546)	8,556	(578)

Total	$277,428	(8,359)	241,330	(13,938)	518,758	(22,297)

2011
Obligations of states and political subdivisions	$3,456	(44)	14,765	(103)	18,221	(147)
Corporate	382,288	(18,830)	224,697	(25,694)	606,985	(44,524)
Asset-backed	111,053	(2,787)	80,815	(14,253)	191,868	(17,040)
Mortgage-backed	111,224	(2,677)	165,470	(15,541)	276,694	(18,218)

Total fixed maturity securities	608,021	(24,338)	485,747	(55,591)	1,093,768	(79,929)
Equity securities	281	(649)	144	(64)	425	(713)

Total	$608,302	(24,987)	485,891	(55,655)	1,094,193	(80,642)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(a), the Company regularly reviews its investment holdings for OTI. The Company has concluded securities in an unrealized loss position as of December, 31 2012 and 2011were not OTI due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value or amortized cost. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

54	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The tables below summarize the fixed maturity securities’ unrealized losses as of December 31:

	Less than	12 months
Unrealized Losses	12 months	or longer	Total
2012
99.9%-80%
U.S. Treasury securities and obligations of U.S. government	$(110)	—	(110)
Obligations of states and political subdivisions	(505)	—	(505)
Corporate	(3,754)	(2,559)	(6,313)
Asset-backed	(404)	(4,879)	(5,283)
Mortgage-backed	(1,589)	(2,597)	(4,186)
Below 80%
Corporate	(1,845)	(1,459)	(3,304)
Asset-backed	(92)	—	(92)
Mortgage-backed	(28)	(1,898)	(1,926)

Total	$(8,327)	(13,392)	(21,719)

2011
99.9%-80%
Obligations of states and political subdivisions	$(44)	(103)	(147)
Corporate	(17,992)	(13,004)	(30,996)
Asset-backed	(2,756)	(5,414)	(8,170)
Mortgage-backed	(2,677)	(10,780)	(13,457)
Below80%
Corporate	(838)	(12,690)	(13,528)
Asset-backed	(31)	(8,839)	(8,870)
Mortgage-backed	—	(4,761)	(4,761)

Total	$(24,338)	(55,591)	(79,929)

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of OTI. Unrealized losses declined from December 31, 2011 to December 31, 2012 due to declining US Treasury yields and a general decline in bond spreads.

55	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

For Corporate Securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined we expected to recover the entire amortized cost of each security.

Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

The following table summarizes fixed maturity securities available-for-sale activity:

	2012	2011	2010
Proceeds from the sale and maturity	$688,292	916,191	837,983

Gross realized gains on the sale and maturity	$5,877	34,674	50,640

Gross realized losses on the sale and maturity	$(401)	(1,438)	(635)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2012, 2011, or 2010.

Investments with a fair value of $13,889 and $13,990 as of December 31, 2012 and 2011, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $72 and $635 in 2012 and 2011, respectively, with no valuation allowance recorded in 2012 or 2011.

At its discretion the Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary. As of December 31, 2012 and 2011, the Company received $213,635 and $272,612,

56	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had loaned securities with a fair value of $184,563 and $254,738, respectively, which are recognized in the consolidated balance sheets as part of investments available-for-sale.

The components of other long-term investments were as follows as of December 31:

	2012	2011
Venture capital partnerships	$9,139	442
Derivative instruments	15,557	13,446
Receivable for securities	724	7,253

Total	$25,420	21,141

The Company invests in fixed maturity securities that could qualify as variable interest entities, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. See above for additional disclosures related to these investments.

(7)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to ASC 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy (see note 2(b)). The Company currently enters into equity futures, currency futures, and equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts (see note 1). This reinsurance contract is accounted for as a freestanding derivative.

In 2010, the Company amended its GMIB reinsurance agreement with Sycamore Re, which resulted in the amended reinsurance agreement not meeting the definition of a derivative and will be accounted for as reinsurance and thus no longer recorded at fair value. The Company also entered into a 100% coinsurance arrangement with Sycamore Re to reduce its risk exposure to the GLWB rider. The GLWB reinsurance agreement is accounted for as a freestanding derivative for the GLWB riders issued from May 1, 2010 through December 31, 2010 (see note 2(f)).

57	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders (see notes 1 and 2(f)).

The following tables present a summary of the fair value of derivatives held by the Company along with the amounts recognized in the consolidated statements of income.

	Asset derivatives
		December 31
Derivatives not designated as		2012	2011
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Currency futures	Other long-term investments	$5,454	80
Equity futures	Other long-term investments	2,049	2,846
Equity put options	Other long-term investments	8,054	10,520
GMIB reinsurance contracts	Reinsurance recoverable	584,643	515,829
GMAB reinsurance contracts	Reinsurance recoverable	4,689	—
GLWB reinsurance contracts	Reinsurance recoverable	37,889	66,927

Total		$642,778	596,202

	Liability derivatives
		December 31
Derivatives not designated as		2012	2011
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
GLWB embedded derivatives	Future policy benefits and claims	$37,889	66,927
GMAB and GMWB embedded derivatives	Future policy benefits and claims	14,083	16,041
Currency futures	Other liabilities	9,852	2,722
Equity futures	Other liabilities	4,643	10,926

Total		$66,467	96,616

58	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The effect of derivative instruments on the consolidated statements of income for the years ended December 31:

Derivatives not designated as	Location of gain (loss)	Amount of gain (loss) recognized in income on derivatives
hedging instruments under ASC 815	recognized in income on derivatives	2012	2011	2010
Currency futures[1]	Net realized gains (losses): derivative instruments	$(23,791)	3,447	(776)
Equity futures[1]	Net realized gains (losses): derivative instruments	(2,031)	(11,308)	(27,886)
Equity put options	Net realized gains (losses): derivative instruments	(3,402)	785	(1,422)
GMIB reinsurance contracts	Benefits and claims	68,814	320,469	154,502
GMAB reinsurance contracts	Benefits and claims	4,689	—	—
GMAB and GMWB embedded derivatives	Benefits and claims	1,958	(10,931)	1,530
GLWB reinsurance contracts	Benefits and claims	(29,038)	75,753	(8,826)
GLWB embedded derivatives	Benefits and claims	29,038	(75,753)	8,826

Total		$46,237	302,462	125,948

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 17).

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting period date.

Because exchange traded futures are affected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurers (Sycamore Re and a nonaffiliated reinsurer) and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurers and assigned to the Company. As of December 31, 2012, a nonaffiliated reinsurer and Sycamore Re held assets in trust with a market value of $601,519 and $4,729, respectively, and a letter of credit of $189,500 and $170,000, respectively. As of December 31, 2011, a nonaffiliated reinsurer and Sycamore Re held assets with a market value of $578,762 and $4,723, respectively, in trust and a letter of credit of $315,865 and $123,913, respectively. See note 5 for a description of the impact of credit risk on the valuation of freestanding reinsurance derivatives.

59	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(8)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 77% and 76% of the total liability for future policy benefits as of December 31, 2012 and 2011, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.8%, 4.0% and 4.2% for the years ended December 31, 2012, 2011 and 2010, respectively.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 8.0%.

(a) Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b) Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(9)	Notes Payable

In June 2012, ONLIC issued $250,000, 6.875% surplus notes to unrelated parties, due June 15, 2042.

In December 2011, ONLIC issued a $4,500, 5% surplus note to SML, as payment for the purchase of the additional shares of NSLAC (refer to note 1). This note matures on December 15, 2031.

In April 2011, MONT issued a $250,000, 6.625% surplus note to ONFS. This note matures on May 1, 2031.

In April 2007, ONLIC issued a $6,000, 5.8% surplus note. This note matures on April 1, 2027.

In September 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. ONLIC paid off this note in June, 2012.

In May 1996, ONLIC issued $50,000, 8.5% surplus notes to unrelated parties, due May 15, 2026.

Total interest expense was $32,740, $19,711 and $8,384 for the years ended December 31, 2012, 2011 and 2010, respectively. Included in total interest expense were amounts paid to ONFS of $1,719 for 2012 and $3,750 for 2011 and 2010. Total interest expense is included in investment expenses as a component of net investment income.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

60	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(10)	Goodwill and Intangible Assets

The Company’s intangible asset related to insurance licenses was acquired with the purchase of NSLAC by SMON Holdings, Inc. (SMON) in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

The following table illustrates the carrying value of goodwill and intangible assets as of December 31:

	2012	2011
Goodwill	$560	560
Unamortized intangible assets, insurance licenses	195	195

Total	$755	755

Goodwill is tested annually for impairment (see note 2(l)). Based upon goodwill impairment testing for the years ended December 31, 2012, 2011 and 2010 no impairment was deemed necessary.

(11)	Income Tax

The provision for income taxes is as follows:

	2012	2011	2010
Current expense (benefit)	$9,862	31,706	(31,200)
Deferred expense *	27,985	102,493	97,457

Provision for income taxes	$37,847	134,199	66,257

*	2011 and 2010 amounts have been adjusted from amounts previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

61	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The following table is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the provision for income taxes reported in the consolidated financial statements for the years ended December 31:

	2012	2011	2010
Pre-tax income times U.S. enacted tax rate *	$64,690	151,072	72,079
Tax-preferred investment income	(20,790)	(16,337)	(11,003)
Transfer Pricing	(6,680)	—	—
Other, net	627	(536)	5,181

Provision for income taxes	$37,847	134,199	66,257

Effective tax rate	20.5%	31.1%	32.2%

*	2011 and 2010 amounts have been adjusted from amounts previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

The Internal Revenue Service (“IRS”) completed the review of the 2003 refund claim and tax return years 2004 through 2007. The Company and IRS Appeals reached an agreement for this five year period with no additional taxes due. The IRS completed the review of the 2008 tax return year and raised an issue concerning a temporary item and an issue concerning the computation of the Dividends Received Deduction on Separate Account (“SA DRD”) assets held in connection with variable annuity and life contracts. During 2012, 2011 and 2010 tax return years, the Company recognized an income tax benefit of $12,006, $9,520 and $6,975, respectively, related to the SA DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above. The Company is pursuing the administrative appeals process and expects to resolve all matters favorably. The Company completed the ASC 740 Income Taxes, analysis and determined no reduction of tax benefits is required.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. No interest or additions to tax relating to the IRS review has been recorded during 2010 through 2012.

62	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2012	2011
Deferred tax assets:
Pension and benefit obligations	$16,157	13,707
Future policy benefits	785,818	722,727
Mortgage loans on real estate	998	1,552
Net operating loss carryforwards	4,742	5,640
Capital loss carryforward	12,756	17,280
Other	9,222	23,106

Total gross deferred tax assets	829,693	784,012
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	829,693	784,012

Deferred tax liabilities:
Deferred policy acquisition costs *	225,930	216,972
Fixed maturity securities available-for-sale	208,576	127,146
Fixed assets	1,004	1,006
Reinsurance recoverable	821,918	780,835
Other	10,014	16,390

Total gross deferred tax liabilities	1,267,442	1,142,349

Net deferred tax liability	$(437,749)	(358,337)

*	2011 amounts have been adjusted from amounts previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2012, the Company has life subgroup capital loss carryforwards of $35,809 expiring in 2014. All loss carryforwards are expected to be fully utilized before expiring.

63	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

NSLAC as of December 31, 2012, has a net operating loss of $13,548. There are net operating losses of $669 incurred in periods ending through March 31, 2007. These losses were incurred prior to affiliation and can only be used to offset the income of NSLAC. These losses expire in 2020 through 2021. There are net operating losses of $12,879 incurred in periods beginning April 1, 2007 through December 31, 2012. These losses were incurred post affiliation and can only be used to offset the income of NSLAC through December 31, 2012. Beginning in 2013 these losses are available to offset consolidated taxable income. These losses expire in 2022 through 2026. There are capital losses of $635 available as of December 31, 2012, to be carried forward and will expire in 2014. The Company believes it is more likely than not all losses will be utilized before expiring. The change in the valuation allowance for periods ending December 31, 2012, 2011 and 2010 was $0.

(12)	Additional Financial Instruments Disclosure

(a)	Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, and venture capital partnerships of approximately $31,826 and $7,268 as of December 31, 2012 and 2011, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(b)	Significant Concentrations of Credit Risk

Mortgage loans consist primarily of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2012	2011
Commercial mortgage loans	$1,255,154	1,286,328
Valuation allowance	3,636	3,808

Net carrying value	$1,251,518	1,282,520

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state do not exceed 12% as of December 31, 2012 and 2011.

At December 31, 2012, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $137,943 and $125,615, respectively. At December 31, 2011, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $143,171 and $136,877, respectively.

64	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

We perform an annual performance review of our commercial mortgage loan portfolio and assign a rating based on the property’s loan-to-value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty and highlights loans that are not performing well. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of our portfolio maintenance in 2012, we physically inspected nearly 100% of our portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

The following table summarizes our commercial mortgage loan portfolio LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	DSC
LTV	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
2012
0% - 50%	$143,115	65,906	88,501	223,365	67,658	4,509	593,054
50% - 60%	44,158	36,250	104,341	155,881	61,872	8,528	411,030
60% - 70%	16,353	13,749	64,624	74,212	47,894	7,149	223,981
70% - 80%	4,621	—	—	8,924	9,908	—	23,453
80% and greater	—	—	—	—	—	—	—

Total	$208,247	115,905	257,466	462,382	187,332	20,186	1,251,518

2011
0% - 50%	$114,974	44,083	79,889	192,896	83,136	5,103	520,081
50% - 60%	59,023	23,096	103,311	193,963	64,678	6,823	450,894
60% - 70%	14,496	30,576	71,371	114,666	56,856	3,282	291,247
70% - 80%	4,720	1,823	1,108	3,303	9,344	—	20,298
80% and greater	—	—	—	—	—	—	—

Total	$193,213	99,578	255,679	504,828	214,014	15,208	1,282,520

65	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Valuation Allowance

The valuation allowance on commercial mortgage loans is based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years.

A rollforward of our valuation allowance is as follows:

	2012	2011
Beginning balance	$3,808	7,287
Provision	(172)	(3,479)
Charge-offs	—	—
Recoveries	—	—
Effect of exchange rates	—	—

Ending balance	$3,636	3,808

66	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

Mortgage Loan Aging

The table below depicts the commercial mortgage loan portfolio exposure of the remaining balances (which equal the Company’s recorded investment) as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing
2012	$—	—	—	—	1,251,518	1,251,518	—

2011	$—	—	—	—	1,282,520	1,282,520	—

Performance, Impairment and Foreclosures

The Company had no mortgage loans in the process of foreclosure at December 31, 2012 and 2011. Mortgage loan write-downs were $2,206, $1,638 and $2,189, during 2012, 2011 and 2010, respectively.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

There were no mortgage loans on nonaccrual status as of December 31, 2012 and 2011.

The Company did not have any significant trouble debt restructurings of mortgage loans during 2012 or 2011.

At December 31, 2012 and 2011 ONLIC had no recorded investment in and unpaid principal balance of impaired commercial loans.

The Company sold certain mortgage loans to ONFS with a book value of $3,750 and $7,451 in 2012 and 2011, respectively.

The Company has a mortgage loan receivable from ONFS of $22,233 and $23,037 as of December 31, 2012 and 2011, respectively.

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record a valuation allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

67	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(13)	Pensions and Other Post-Retirement Benefits

(a)	Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2012 and 2011.

(b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan provides a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2012 and 2011.

(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents. This plan provides benefits based on years of service and average compensation during the final five and ten years of service. Effective January 1, 2005, no agents hired after 2004 will participate in this plan.

The measurement dates were December 31, 2012 and 2011.

(d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

68	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2012 and 2011.

(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2012	2011	2012	2011
Change in benefit obligation:
Projected benefit obligation at beginning of year	$66,613	58,063	5,065	5,086
Service cost	1,965	1,714	56	50
Interest cost	3,390	3,649	242	292
Actuarial loss (gain)	4,956	8,124	20	(94)
Benefits paid*	(4,754)	(4,937)	(400)	(269)

Projected benefit obligation at end of year	$72,170	66,613	4,983	5,065

Accumulated benefit obligation	$60,543	54,628

Change in plan assets:
Fair value of plan assets at beginning of year	$51,311	44,258	—	—
Employer contribution	—	12,460	—	—
Actual return on plan assets	5,096	(615)	—	—
Benefits and expenses paid	(4,485)	(4,792)	—	—

Fair value of plan assets at end of year	$51,922	51,311	—	—

Funded status	$(20,248)	(15,302)	(4,983)	(5,065)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

69	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

	Pension benefits		Other benefits
	2012	2011	2012	2011
Amounts recognized in the balance sheet consist of:
Accrued benefit costs	$(20,248)	(15,302)	(4,983)	(5,065)

	Pension benefits		Other benefits
	2012	2011	2012	2011
Amounts recognized in other comprehensive income:
Net actuarial loss	$775	10,306	418	225
Prior service cost	—	—	546	547

Total	$775	10,306	964	772

	Pension benefits		Other benefits
	2012	2011	2012	2011
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$32,175	31,400	(1,805)	(2,223)
Prior service credit	—	—	(543)	(1,089)

Total	$32,175	31,400	(2,348)	(3,312)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2013 are $2,438 and $0, respectively. The estimated net gain and prior service credit for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2013 are $(506) and $235 respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

70	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

	Pension benefits
	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$1,965	1,714	1,637
Interest cost	3,390	3,649	3,514
Expected return on plan assets	(3,205)	(2,954)	(2,923)
Amortization of prior service cost	—	—	(124)
Amortization of net loss	2,291	1,387	1,607

Net periodic benefit cost	$4,441	3,796	3,711

	Other benefits
	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$56	50	47
Interest cost	242	292	265
Amortization of prior service cost	(546)	(547)	(546)
Amortization of net gain	(282)	(320)	(678)

Net periodic benefit cost	$(530)	(525)	(912)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2012	2011
Projected benefit obligation	$72,170	8,267
Accumulated benefit obligation	60,543	7,725
Fair value of plan assets	51,922	—

71	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(f)	Assumptions

	Pension benefits		Other benefits
	2012	2011	2012	2011
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	5.10%	6.30%	4.85%	5.80%
Expected long-term return on plan assets	6.50%	6.75%	—	—
Rate of compensation increase	3.20%	3.85%	—	—
Healthcare cost trend rate assumed for next year	—	—	2.85%	3.05%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	1.70%	1.80%
Year that the rate reaches the ultimate trend rate	—	—	2013	2012
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.60%	5.10%	4.35%	4.85%
Rate of compensation increase	3.25%	3.20%	—	—

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage point increase	1 Percentage point decrease
Effect on total of 2012 service cost and interest cost	$39	(32)
Effect on 2012 other post-retirement benefit obligation	526	(534)

72	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(g)	Plan Assets

The following table presents the hierarchy of the Company’s Pension plan assets at fair value as of December 31:

2012	Level 1	Level 2	Level 3	Total
Fixed maturity securities:
Corporate securities	$241	—	—	241
Equity securities	51,681	—	—	51,681

Total assets	$51,922	—	—	51,922

2011
Fixed maturity securities:
Corporate securities	$197	—	—	197
Equity securities	51,114	—	—	51,114

Total assets	$51,311	—	—	51,311

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in note 5.

The Company’s Other Post-Retirement Benefit plans were unfunded at December 31, 2012 and 2011.

The assets of the Company’s defined benefit pension plan (the Plan) are invested in a group variable annuity contract issued by the Company offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

73	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2012	2011
Equity securities	66%	56%
Debt securities	34	44

Total	100%	100%

(h)	Cash Flows

(i)	Contributions

No contribution to the qualified pension plan was made for the 2012 plan year in 2012. A 2012 plan contribution during 2013 could be made. No contribution to the qualified pension plan is expected in 2013 for the 2013 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension benefits	Other benefits
2013	$10,614	223
2014	3,954	228
2015	6,360	247
2016	4,844	248
2017	6,200	256
2018-2022	30,979	1,361

74	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2012, 2011 and 2010 were $5,928, $4,365 and $6,237, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $2,131, $1,496 and $1,409 in 2012, 2011 and 2010, respectively.

(j)	ONFS Employees

The Company’s qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(14)	Regulatory RBC and Dividend Restrictions

As of December 31, 2012, ONLIC, ONLAC, NSLAC and MONT exceeded the minimum RBC requirements as established by the NAIC.

The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $107,600 may be paid by ONLIC to ONFS in 2013 without prior approval. Dividends of $125,000, $108,000 and $48,000 were declared by ONLIC to ONFS in 2012, 2011 and 2010, respectively, and dividends paid were $100,000, $68,000 and $48,000 in 2012, 2011 and 2010, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $38,960 may be paid by ONLAC to ONLIC in 2013 without prior approval. ONLAC paid dividends to ONLIC of $34,000, $24,640 and $20,160 in 2012, 2011 and 2010, respectively.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2013 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2012, 2011 and 2010.

75	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

MONT is subject to limitations, imposed by the State of Vermont, on the payment of dividends to its stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were paid to ONLIC in 2012, 2011 and 2010.

(15)	Bank Line of Credit

ONLIC had access to a revolving credit facility of $170,000 and $160,000 as of December 31,2012 and 2011 respectively, through its parent ONFS, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2012 or 2011.

Total interest and fees paid on these lines of credit were $166, $614 and $354 in 2012, 2011 and 2010, respectively. There was no borrowing outstanding on this facility as of December 31, 2011.

(16)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $3,584, $3,742 and $4,345 during 2012, 2011 and 2010, respectively. The lease on the Home Office constitutes 92% of the $10,407 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2012 are:

	Operating	Capital
2013	$2,773	204
2014	2,749	80
2015	2,749	80
2016	1,883	80
2017	152	60
After 2017	101	—

Total minimum lease payments	$10,407	504

Less interest on capital leases		(57)

Liability for capitalized leases		$447

ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. The Company has accrued for estimated legal expenses to defend against these claims. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated financial condition or results of operations.

76	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

(17)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 18%, 34% and 22% of gross earned life and accident and health premiums during 2012, 2011 and 2010, respectively.

The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to coinsurance agreements were $520,918 and $588,630 as of December 31, 2012 and 2011, respectively.

The Company reinsures variable annuity-related risks to Sycamore Re (SYRE). The reinsurance agreements cover living benefits and death benefits sold only with or as a part of such living benefit riders.

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE, an affiliated reinsurance company which is 100% owned by ONFS, to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant. As a result of this treaty addendum, the Company paid a premium in the amount of $29,160 to SYRE. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset for $89,801 which is included on the consolidated balance sheets under Reinsurance recoverable.

77	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance treaty (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019 which is included on the consolidated balance sheets under Reinsurance recoverable.

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106 which is included on the consolidated balance sheets under Reinsurance recoverable.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see note 2(f)) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH

78	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the derivative positions were recorded within Derivative Instruments in the Statement of Income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

79	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(Dollars in thousands)

Amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

80

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2012

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$89,969	105,193	105,193
Obligations of states and political subdivisions	495,075	529,468	529,468
Debt securities issued by foreign governments	3,998	4,112	4,112
Corporate securities	3,732,814	4,237,032	4,237,032
Asset-backed securities	576,054	592,748	592,748
Mortgage-backed securities	976,248	1,021,847	1,021,847

Total fixed maturity available-for-sale securities	5,874,158	6,490,400	6,490,400

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	35,510	38,060	38,060
Nonredeemable preferred stocks:	22,046	22,253	22,253

Total equity securities available-for-sale	57,556	60,313	60,313

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	10,125	11,447	10,125
Obligations of states and political subdivisions	1,875	2,435	1,875
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	1,092,459	1,201,606	1,092,459
Asset-backed securities	5	5	5

Total fixed maturity held-to-maturity securities	1,105,464	1,216,493	1,105,464

Trading securities:
Bonds:
Obligations of states and political subdivisions	301	323	323
Corporate securities	9,839	10,726	10,726
Asset-backed securities	1,040	1,079	1,079
Mortgage-backed securities	365	376	376

Total fixed maturity trading securities:	11,545	12,504	12,504

Mortgage loans on real estate, net	1,255,154		1,251,518	[1]

Real estate, net:
Investment properties	297		297
Acquired in satisfaction of debt	3,860		3,153

Total real estate, net	4,157		3,450	[2]

Policy loans	356,788		356,788
Other long-term investments	39,604		25,420	[3]
Short-term investments securities landing collateral	213,635		213,635
Short-term investments	37,181		37,181

Total investments	$8,955,242		9,556,673

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to adjustments for accumulated depreciation.
3	Difference from Column B is due to operations gains and /or losses of investments in limited partnerships and to unrealized gains and / or losses of investments in hedging operations.

See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2012, 2011 and 2010

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2012:
Individual life insurance	$513,855	4,485,336			334,692
Pension and Annuities	430,241	3,067,228			13,412
Other Insurance	13,474	1,754,049			16,690
Corporate	—	—			—

Total	$957,570	9,306,613			364,794

2011:
Individual life insurance	$532,014	4,056,126			203,103
Pension and Annuities	378,853	3,126,132			13,931
Other Insurance	13,550	1,795,052			17,286
Corporate	—	—			—

Total	$924,417	8,977,310			234,320

2010:
Individual life insurance	$534,710	3,792,261			259,029
Pension and Annuities	428,589	3,775,312			26,866
Other Insurance	14,190	1,456,527			18,167
Corporate	—	—			—

Total	$977,489	9,024,100			304,062

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred acquisition costs	Other operating expenses[2]	Premiums written[4]
2012:
Individual life insurance	$263,188	510,598	60,679	76,962
Pension and Annuities	195,972	138,538	125,018	150,424
Other Insurance	11,053	17,263	1,352	3,647
Corporate	(20,086)	(26,154)	(57,234)	16,652

Total	$450,127	640,245	129,815	247,685

2011:
Individual life insurance	$247,278	394,851	65,632	39,010
Pension and Annuities	211,840	178,013	92,076	129,776
Other Insurance	12,046	12,220	(1,413)	6,658
Corporate	(4,630)	(278,294)	12,842	13,715

Total	$466,534	306,790	169,137	189,159

2010:
Individual life insurance	$235,876	395,496	69,639	70,996
Pension and Annuities	244,801	129,227	165,517	112,881
Other Insurance	12,497	18,791	1,700	2,795
Corporate	(10,324)	(15,869)	(40,500)	21,646

Total	$482,850	527,645	196,356	208,318

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Policyholders’ dividends on participating policies are included in Column H amounts.
4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2012, 2011 and 2010

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2012:
Life insurance in force	$145,600,393	77,760,188	117,498	67,957,703	0.2%
Premiums:
Life insurance	469,657	137,000	2,035	334,692	0.6%
Pension and Annuities	13,412	—	—	13,412	—%
Accident and health insurance	33,304	21,510	4,896	16,690	29.3%

Total	$516,373	158,510	6,931	364,794	1.9%

2011:
Life insurance in force	$137,520,711	85,783,951	125,407	51,862,167	0.2%
Premiums:
Life insurance	430,981	229,745	1,867	203,103	0.9%
Pension and Annuities	13,931	—	—	13,931	—%
Accident and health insurance	33,767	21,797	5,316	17,286	30.8%

Total	$478,679	251,542	7,183	234,320	3.1%

2010:
Life insurance in force	$129,774,588	68,783,261	137,450	61,128,777	0.2%
Premiums:
Life insurance	384,992	127,959	1,996	259,029	0.8%
Pension and Annuities	26,866	—	—	26,866	—%
Accident and health insurance	34,959	22,486	5,694	18,167	31.3%

Total	$446,817	150,445	7,690	304,062	2.5%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011 and 2010

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2012:
Valuation allowances – mortgage loans on real estate	$3,808	(172)	—	—	3,636
2011:
Valuation allowances – mortgage loans on real estate	$7,287	(3,479)	—	—	3,808
2010:
Valuation allowances – mortgage loans on real estate	$6,879	408	—	—	7,287

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account A

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 12, 2013.

Statements of Assets and Contract Owners’ Equity, December 31, 2012.

Statements of Operations for the Period Ended December 31, 2012.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2012 and 2011.

The following consolidated financial statements of the Depositor and its subsidiaries are also incorporated by reference in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 12, 2013.

Consolidated Balance Sheets, December 31, 2012 and 2011.

Consolidated Statements of Income for the Years Ended December 31, 2012, 2011 and 2010.

Consolidated Statements of Comprehensive Income for the Years Ended December 31, 2012, 2011 and 2010.

Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2012, 2011 and 2010.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2012, 2011 and 2010.

Notes to Consolidated Financial Statements, December 31, 2012, 2011, and 2010.

Financial Statement Schedules, December 31, 2012, 2011 and 2010.

(b)	Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4, Post-Effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of the Registrant’s Form N-4, Post-Effective Amendment No. 23 on April 27, 1998 (File no. 2-91213) and is incorporated by reference herein.

(3)(g) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(3)(h) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(3)(i) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(3)(j) Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File no. 333-109900) and is incorporated by reference herein.

(3)(k) Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities., Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(l) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc., The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(4) Combination Annuity Contract, Form 96-VA-3, was filed as Exhibit (4) of the Registrant’s registration statement on October 2, 1996 (File no. 333-14375) and is incorporated by reference herein.

(5) Variable Annuity Application, Form V-4896-A, was filed as Exhibit (5) of the Registrant’s registration statement on October 2, 1996 (File no. 333-14375) and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(9) Opinion of Counsel and consent to its use filed herewith as Exhibit 99(9)

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(24) Powers of Attorney filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Larry J. Adams*	Senior Vice President & Chief Agency Officer

Thomas A. Barefield*	Director, Executive Vice President, Distribution

Howard C. Becker*	Director, Executive Vice President & Chief Administrative Officer

G. Timothy Biggs*	Vice President, Mortgages & Real Estate

Jeffery A. Bley*	Vice President, ONESCO Compliance

Richard J. Bodner*	Senior Vice President, Insurance Operations

Robert A. Bowen*	Senior Vice President, Information Systems

Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 4101	Director

Victoria B. Buyniski Gluckman 2343 Auburn Avenue Cincinnati, OH 45219	Director

Philip C. Byrde*	Vice President, Fixed Income Securities

Christopher J. Calabro*	Vice President, Career Marketing

Joseph A. Campanella 6179 Paderbourne Drive Hudson, OH 44236	Director

Christopher A. Carlson*	Director, Executive Vice President & Chief Investment Officer

Thomas G. Cody 7 West Seventh Street Cincinnati, OH 45202	Director

Robert W. Conway*	Vice President, PGA Marketing, Eastern Division

Rocky Coppola*	Vice President and Controller

Cletus L. Davis*	Senior Tax Officer

John A. DelPozzo*	Divisional Vice President

Ronald J. Dolan*	Director, Vice Chairman and Chief Risk Officer

Anthony G. Esposito*	Senior Vice President, Human Resources and Corporate Services

Joseph M. Fischer*	Assistant Secretary

Rosemary L. Gatto*	Vice President, Claims

Paul J. Gerard*	Senior Vice President, Investments

Robert K. Gongwer*	Second Vice President, Taxes

Diane S. Hagenbuch*	Senior Vice President, Marketing

Kristal E. Hambrick*	Executive Vice President and Chief Product Officer

Michael F. Haverkamp*	Senior Vice President, General Counsel and Assistant Secretary

John W. Hayden 7000 Midland Blvd Batavia, OH 45103	Director

Ronald G. Heibert*	Senior Vice President & Chief Corporate Actuary

Gary T. Huffman*	Director, Chairman, President and Chief Executive Officer

Jed R. Martin*	Vice President, Private Placements

Elizabeth F. Martini*	Vice President & Counsel

Therese S. McDonough*	Second Vice President & Secretary

William J. McFadden*	Vice President, PGA Marketing, Western Division

Angela C. Meehan	Vice President, Corporate and Marketing Communications

Stephen R. Murphy*	Senior Vice President, Capital Management

Jeffrey K. Oehler*	Vice President, Information Systems

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director

George B. Pearson*	Senior Vice President, PGA Marketing

John R. Philips 200 E. Randolph Drive, 43rd Floor Chicago, IL 60601	Director

William C. Price*	Vice President & Assistant General Counsel

Arthur J. Roberts*	Senior Vice President & Chief Financial Officer

Joseph R. Sander*	Vice President and Treasurer

William G. Schlechter M.D.*	Vice President and Medical Director

J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

James C. Smith*	Senior Vice President, Internal Audit and Compliance

Raymond D. Spears*	Vice President, Chief Underwriting Officer

Tracey L. Spikes*	Divisional Vice President

Kenneth E. Stehlin*	Vice President, FASTeam

Barbara A. Turner*	Senior Vice President and Chief Compliance Officer

Paul J. Twilling*	Senior Vice President, Information Technology

Michael C. Vogel*	Vice President, Information Systems

Pamela A. Webb*	Vice President, Human Resources

Trisha M. Weiner*	Vice President, Internal Marketing

Peter Whipple*	Vice President, Life Product Management

*	The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	51%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	83%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Global Holdings, LLC, an insurance holding company organized under the laws of Delaware.

ON Global Holdings, LLC owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of March 31, 2013, this series of Registrant’s contracts were owned by 1,904 owners.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
John J. Palmer	Director
Gary T. Huffman	Director and President
Thomas A. Barefield	Director and Executive Vice President
Michael F. Haverkamp	Director and Secretary
Barbara A. Turner	Director, Vice President of Operations & Comptroller and Treasurer
Jeffery A. Bley	Chief Compliance Officer
Kimberly A. Plante	Assistant Secretary

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$157,888,643	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a)

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b)

The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c)

The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d)	The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e)

Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 26th day of April, 2013.

Ohio National Variable Account A
(Registrant)

By: The Ohio National Life Insurance Company
(Depositor)

By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Executive Vice President and Chief Product Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 26th day of April, 2013.

The Ohio National Life Insurance Company
(Depositor)

By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Executive Vice President and Chief Product Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)	April 26, 2013

Thomas A. Barefield	Director

Howard C. Becker	Director

*/s/ Jack E. Brown Jack E. Brown	Director	April 26, 2013

*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 26, 2013

*/s/ Joseph A. Campanella Joseph A. Campanella	Director	April 26, 2013

*/s/ Christopher A. Carlson Christopher A. Carlson	Director	April 26, 2013

*/s/ Thomas G. Cody Thomas G. Cody	Director	April 26, 2013

*/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 26, 2013

*/s/ John W. Hayden John W. Hayden	Director	April 26, 2013

*/s/ James F. Orr James F. Orr	Director	April 26, 2013

*John R. Phillips John R. Phillips	Director	April 26, 2013

/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 26, 2013

*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 26, 2013

*By: Therese S. McDonough

Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number

99 (9)	Opinion of Counsel

99 (10)	Consent of KPMG LLP

99 (24)	Powers of Attorney